UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03015

Ohio National Fund Inc.
(Exact name of registrant as specified in charter)

One Financial Way, Cincinnati, Ohio 45242
(Address of principal executive offices) (Zip code)

CT Corporation
300 E. Lombard St., Suite 1400
Baltimore, MD 21202
(Name and address of agent for service)

(513) 794-6971
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  March 31, 2008

Item 1. Schedule of Investments.

Schedule of Investments
March 31, 2008 (Unaudited)
Ohio National Fund, Inc. - Equity Portfolio

		Fair
COMMON STOCKS - 93.0%	Shares	Value
CONSUMER DISCRETIONARY - 21.6%
Household Durables - 2.7%
Beazer Homes USA, Inc.	40,700	$384,615
Centex Corp.	159,000	3,849,390
Pulte Homes, Inc.	295,300	4,296,615
Ryland Group, Inc.	73,900	2,430,571
		10,961,191
Internet & Catalog Retail - 8.1%
Amazon.com Inc. (a)	373,560	26,634,828
Expedia, Inc. (a)	310,200	6,790,278
		33,425,106
Leisure Equipment & Products - 2.9%
Eastman Kodak Co.	674,000	11,909,580
Media - 2.6%
Time Warner, Inc.	748,900	10,499,578
Multiline Retail - 5.3%
J.C. Penney Co. Inc.	165,700	6,248,547
Sears Holdings Corp. (a)	153,700	15,691,233
		21,939,780
TOTAL CONSUMER DISCRETIONARY		88,735,235

FINANCIALS - 20.7%
Capital Markets - 2.4%
Merrill Lynch & Co., Inc.	179,600	7,316,904
The Goldman Sachs Group, Inc.	16,000	2,646,240
		9,963,144
Commercial Banks - 1.0%
Wachovia Corp.	143,500	3,874,500
Consumer Finance - 1.9%
Capital One Financial Corp.	160,700	7,909,654
Diversified Financial Services - 7.7%
Citigroup, Inc.	575,000	12,316,500
JPMorgan Chase & Co.	451,400	19,387,630
		31,704,130
Insurance - 3.1%
American International Group, Inc.	294,600	12,741,450
Thrifts & Mortgage Finance - 4.6%
Countrywide Financial Corp.	931,800	5,124,900
Freddie Mac	541,400	13,708,248
		18,833,148
TOTAL FINANCIALS		85,026,026

HEALTH CARE - 10.3%
Biotechnology - 1.7%
Amgen, Inc. (a)	164,500	6,872,810
Health Care Providers & Services - 8.6%
Aetna, Inc.	433,200	18,233,388
UnitedHealth Group, Inc.	491,100	16,874,196
		35,107,584
TOTAL HEALTH CARE		41,980,394

INDUSTRIALS - 3.8%
Industrial Conglomerates - 3.8%
General Electric Co.	419,900	15,540,499
TOTAL INDUSTRIALS		15,540,499

INFORMATION TECHNOLOGY - 25.3%
Communications Equipment - 2.1%
Cisco Systems, Inc. (a)	361,500	8,708,535
Computers & Peripherals - 5.6%
Hewlett-Packard Co.	268,500	12,259,710
International Business Machines Corp.	94,300	10,857,702
		23,117,412
Internet Software & Services - 11.4%
eBay, Inc. (a)	549,100	16,385,144
Google, Inc. Class A (a)	27,500	12,112,925
Yahoo!, Inc. (a)	638,200	18,463,126
		46,961,195
IT Services - 0.5%
Visa, Inc. (a)	31,000	1,933,160
Semiconductor & Semiconductor Equipment - 1.8%
Texas Instruments, Inc.	254,700	7,200,369
Software - 3.9%
CA, Inc.	326,900	7,355,250
Electronic Arts, Inc. (a)	170,800	8,526,336
		15,881,586
TOTAL INFORMATION TECHNOLOGY		103,802,257

Materials - 0.5%
Metals & Mining - 0.5%
Nucor Corp.	31,500	2,133,810
TOTAL MATERIALS		2,133,810

TELECOMMUNICATION SERVICES - 4.7%
Diversified Telecommunication Services - 3.1%
Qwest Communications International, Inc.	2,834,200	12,838,926
Wireless Telecommunication Services - 1.6%
Sprint Nextel Corp.	953,200	6,376,908
TOTAL TELECOMMUNICATION SERVICES		19,215,834

UTILITIES - 6.1%
Independent Power Producers & Energy Traders - 6.1%
The AES Corp. (a)	1,509,200	25,158,364
TOTAL UTILITIES		25,158,364
TOTAL COMMON STOCKS (Cost $387,768,453)		$381,592,419

	Face	Fair
REPURCHASE AGREEMENTS - 3.2%	Amount	Value
Goldman Sachs 2.600% 04/01/2008	$12,971,776	$12,971,776
Repurchase price $12,972,713
Collateralized by:
Federal National Mortgage Association
5.000%, 10/01/2035
Fair Value: $13,317,252
TOTAL REPURCHASE AGREEMENTS (Cost $12,971,776)		$12,971,776

Total Investments - 96.2% (Cost $400,740,229) (b)		$394,564,195
Other Assets in Excess of Liabilities - 3.8%		15,675,559
Net Assets - 100.0%		$410,239,754

Percentages are stated as a percent of net assets.
Footnotes:
(a) Non-income producing security.
(b) Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes.
See also Note 3 of the Notes to Schedule of Investments.

Schedule of Investments
March 31, 2008 (Unaudited)
Ohio National Fund, Inc. - Money Market Portfolio

	Face	Amortized
SHORT-TERM NOTES - 92.9%	Amount	Cost
CONSUMER STAPLES - 17.3%
Beverages - 4.6%
The Coca-Cola Co.
2.720%, 04/03/2008 (a)	$5,000,000	$4,999,244
2.200%, 04/14/2008 (a)	13,000,000	12,989,672
		17,988,916
Food & Staples Retailing - 3.8%
Wal-Mart Stores, Inc.
2.700%, 04/02/2008 (a)	15,000,000	14,998,875
Food Products - 4.6%
Nestle Capital Corp.
2.250%, 04/01/2008 (a)	2,000,000	2,000,000
2.730%, 04/18/2008 (a)	5,815,000	5,807,504
2.100%, 05/30/2008 (a)	10,000,000	9,965,583
		17,773,087
Household Products - 4.3%
The Procter & Gamble Co.
2.100%, 04/30/2008 (a)	10,000,000	9,983,083
2.100%, 05/05/2008 (a)	7,000,000	6,986,117
		16,969,200
TOTAL CONSUMER STAPLES		67,730,078

ENERGY - 4.5%
Oil, Gas & Consumable Fuels - 4.5%
Chevron Funding Corp.
2.150%, 04/15/2008	8,500,000	8,492,893
2.150%, 04/17/2008	9,000,000	8,991,400
TOTAL ENERGY		17,484,293

FINANCIALS - 48.0%
Capital Markets - 4.6%
UBS Finance Delaware LLC
2.350%, 04/01/2008	18,000,000	18,000,000
Commercial Banks - 3.9%
Wells Fargo & Co.
2.390%, 04/01/2008	15,000,000	15,000,000
Consumer Finance - 17.8%
American Express Credit Corp.
2.640%, 04/08/2008	10,000,000	9,994,867
2.330%, 04/16/2008	8,000,000	7,992,233
American Honda Finance Corp.
2.830%, 04/02/2008	16,000,000	15,998,742
John Deere Capital Corp.
2.270%, 04/03/2008 (a)	12,000,000	11,998,487
2.220%, 05/15/2008	5,500,000	5,485,077
Toyota Motor Credit Corp.
2.160%, 04/16/2008	18,000,000	17,983,800
		69,453,206
Diversified Financial Services - 9.2%
General Electric Capital Corp.
2.300%, 04/04/2008	8,000,000	7,998,467
2.250%, 04/10/2008	10,000,000	9,994,375
HSBC Finance Corp.
2.250%, 04/07/2008	18,000,000	17,993,250
		35,986,092
Insurance - 12.5%
AIG Funding Inc.
2.500%, 04/02/2008	15,000,000	14,998,958
MetLife Funding
2.200%, 04/21/2008 (a)	16,000,000	15,980,445
Prudential Funding LLC
2.050%, 04/09/2008	13,892,000	13,885,671
2.150%, 04/11/2008	4,000,000	3,997,611
		48,862,685
TOTAL FINANCIALS		187,301,983

HEALTH CARE - 6.5%
Pharmaceuticals - 6.5%
Johnson & Johnson
2.500%, 04/01/2008 (a)	2,000,000	2,000,000
2.450%, 04/07/2008 (a)	15,000,000	14,993,875
Pfizer, Inc.
2.620%, 04/11/2008 (a)	8,500,000	8,493,814
TOTAL HEALTH CARE		25,487,689

INDUSTRIALS - 4.4%
Commercial Services & Supplies - 4.4%
Cintas Corp. No. 2
2.400%, 04/04/2008 (a)	7,300,000	7,298,540
2.250%, 04/18/2008 (a)	10,000,000	9,989,375
TOTAL INDUSTRIALS		17,287,915

INFORMATION TECHNOLOGY - 3.5%
Computers & Peripherals - 3.5%
International Business Machines Corp.
2.520%, 04/09/2008 (a)	8,500,000	8,495,240
2.190%, 05/01/2008 (a)	5,000,000	4,990,875
TOTAL INFORMATION TECHNOLOGY		13,486,115

MATERIALS - 4.1%
Chemicals - 4.1%
E.I. du Pont de Nemours & Co.
2.600%, 04/03/2008 (a)	16,000,000	15,997,689
TOTAL MATERIALS		15,997,689

TELECOMMUNICATION SERVICES - 4.6%
Diversified Telecommunication Services - 4.6%
AT&T Inc.
2.600%, 04/01/2008 (a)	15,000,000	15,000,000
2.350%, 04/01/2008 (a)	3,000,000	3,000,000
TOTAL TELECOMMUNICATION SERVICES		18,000,000
TOTAL SHORT-TERM NOTES (Cost $362,775,762)		$362,775,762

	Face	Amortized
REPURCHASE AGREEMENTS - 7.9%	Amount	Cost
U.S. Bank 1.500% 04/01/2008	$30,859,000	$30,859,000
Repurchase price $30,860,286
Collateralized by:
Federal Home Loan Mortgage Corp.
#G11649 4.500%, 02/01/2020
Fair Value: $31,476,409
TOTAL REPURCHASE AGREEMENTS (Cost $30,859,000)		$30,859,000

Total Investments - 100.8% (Cost $393,634,762) (b)		$393,634,762
Liabilities in Excess of Other Assets - (0.8)%		(3,140,936)
Net Assets - 100.0%		$390,493,826

Percentages are stated as a percent of net assets.
Footnotes:
(a) Security exempt from registration under Section 4 (2) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At March 31, 2008, the value of these securities totaled $185,968,418 or 47.6% of the Portfolio's net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Directors.
(b) Represents cost for Federal income tax and financial reporting purposes. See also Note 2 regarding the use of amortized cost for valuation of the Portfolio.

Schedule of Investments
March 31, 2008 (Unaudited)
Ohio National Fund, Inc. - Bond Portfolio

	Face	Fair
CORPORATE BONDS - 100.1%	Amount	Value
CONSUMER DISCRETIONARY - 12.9%
Auto Components - 0.7%
Johnson Controls, Inc.
5.250%, 01/15/2011	$1,250,000	$1,290,631
Automobiles - 1.0%
Daimler Finance North America LLC
4.050%, 06/04/2008	1,750,000	1,750,721
Hotels, Restaurants & Leisure - 0.7%
Wyndham Worldwide Corp.
6.000%, 12/01/2016	1,250,000	1,143,505
Household Durables - 3.0%
Centex Corp.
5.125%, 10/01/2013	1,000,000	800,909
Lennar Corp.
5.950%, 03/01/2013	1,000,000	815,000
Mohawk Industries, Inc.
5.750%, 01/15/2011	1,000,000	1,060,433
Newell Rubbermaid, Inc.
4.625%, 12/15/2009	1,000,000	1,004,196
6.250%, 04/15/2018	500,000	510,872
Pulte Homes, Inc.
7.875%, 08/01/2011	1,000,000	965,000
		5,156,410
Leisure Equipment & Products - 0.4%
Eastman Kodak Co.
3.625%, 05/15/2008	750,000	750,000
Media - 5.2%
Clear Channel Communications, Inc.
5.750%, 01/15/2013	1,000,000	795,786
Comcast Corp.
5.875%, 02/15/2018	1,750,000	1,707,706
Cox Communications, Inc.
6.750%, 03/15/2011	1,500,000	1,563,703
Rogers Cable, Inc.
5.500%, 03/15/2014	1,500,000	1,417,358
Time Warner Cable, Inc.
5.850%, 05/01/2017	1,000,000	958,863
Time Warner, Inc.
6.875%, 05/01/2012	1,000,000	1,033,249
Viacom, Inc.
5.750%, 04/30/2011	1,500,000	1,517,025
		8,993,690
Multiline Retail - 0.9%
Macy's Retail Holdings, Inc.
5.900%, 12/01/2016	1,750,000	1,557,896
Specialty Retail - 1.0%
The Home Depot, Inc.
5.250%, 12/16/2013	1,750,000	1,714,297
TOTAL CONSUMER DISCRETIONARY		22,357,150

CONSUMER STAPLES - 7.3%
Beverages - 0.9%
Anheuser-Busch Cos., Inc.
5.500%, 01/15/2018	1,500,000	1,553,094
Food & Staples Retailing - 2.9%
CVS Caremark Corp.
5.750%, 06/01/2017	1,750,000	1,780,376
Kroger Co.
6.400%, 08/15/2017	1,500,000	1,585,859
Safeway, Inc.
6.350%, 08/15/2017	1,500,000	1,588,296
		4,954,531
Food Products - 2.6%
Bunge N.A. Finance LP
5.900%, 04/01/2017	1,500,000	1,509,862
Kraft Foods, Inc.
6.125%, 02/01/2018	1,500,000	1,501,793
Tyson Foods, Inc.
6.600%, 04/01/2016	1,500,000	1,509,315
		4,520,970
Household Products - 0.9%
Kimberly-Clark Corp.
6.125%, 08/01/2017	1,500,000	1,623,872
TOTAL CONSUMER STAPLES		12,652,467

ENERGY - 5.5%
Energy Equipment & Services - 0.9%
Weatherford Intl Ltd
6.000%, 03/15/2018	1,500,000	1,510,614
Oil, Gas & Consumable Fuels - 4.6%
Anadarko Petroleum Corp.
5.950%, 09/15/2016	1,500,000	1,553,790
Atlantic Richfield Co.
8.550%, 03/01/2012	200,000	233,520
Energy Transfer Partners LP
5.650%, 08/01/2012	1,000,000	1,005,812
Enterprise Products Operating L.P.
4.625%, 10/15/2009	1,500,000	1,518,860
Marathon Oil Corp.
6.125%, 03/15/2012	750,000	790,454
Ocean Energy, Inc.
7.250%, 10/01/2011	1,000,000	1,104,441
Valero Energy Corp.
6.875%, 04/15/2012	750,000	806,909
XTO Energy, Inc.
4.900%, 02/01/2014	1,000,000	1,000,325
		8,014,111
TOTAL ENERGY		9,524,725

FINANCIALS - 39.7%
Capital Markets - 8.8%
Allied Capital Corp.
6.625%, 07/15/2011	1,500,000	1,575,217
Credit Suisse (USA), Inc.
5.250%, 03/02/2011	1,500,000	1,544,769
Invesco Ltd.
4.500%, 12/15/2009	1,500,000	1,504,251
Janus Capital Group, Inc.
6.700%, 06/15/2017	1,500,000	1,463,004
Jefferies Group Inc.
5.875%, 06/08/2014	1,500,000	1,492,573
Lehman Brothers Holdings, Inc.
6.500%, 07/19/2017	1,750,000	1,664,712
Merrill Lynch & Co., Inc.
4.790%, 08/04/2010	1,750,000	1,745,401
Morgan Stanley
4.750%, 04/01/2014	1,750,000	1,626,564
Nuveen Investments, Inc.
5.000%, 09/15/2010	1,000,000	870,000
The Goldman Sachs Group LP
4.500%, 06/15/2010	1,750,000	1,764,177
		15,250,668
Commercial Banks - 8.8%
BB&T Corp.
5.200%, 12/23/2015	1,500,000	1,427,882
BOI Capital Funding No. 2
5.571%, Perpetual (a) (c)	1,000,000	790,773
Comerica Bank
5.750%, 11/21/2016	1,500,000	1,357,119
Deutsche Bank Capital Funding Trust VII
5.628%, Perpetual (a) (c)	1,500,000	1,300,120
Fifth Third Bancorp
4.500%, 06/01/2018	1,750,000	1,588,955
Firstar Bank NA
7.125%, 12/01/2009	1,500,000	1,601,320
Keycorp
4.700%, 05/21/2009	1,750,000	1,761,594
PNC Funding Corp.
5.250%, 11/15/2015	1,500,000	1,417,464
SunTrust Bank
5.000%, 09/01/2015	1,500,000	1,356,513
Wachovia Capital Trust III
5.800%, Perpetual (c)	1,500,000	1,069,413
Wells Fargo Bank, NA
6.450%, 02/01/2011	1,500,000	1,596,484
		15,267,637
Consumer Finance - 5.5%
American Express Credit Corp.
5.000%, 12/02/2010	1,500,000	1,538,483
American General Finance Corp.
4.875%, 05/15/2010	1,000,000	1,000,335
Capital One Bank USA
5.125%, 02/15/2014	1,000,000	899,916
Discover Financial Services
6.450%, 06/12/2017 (a)	1,500,000	1,293,000
FIA Card Services NA
4.625%, 08/03/2009	1,750,000	1,773,665
GMAC LLC
7.250%, 03/02/2011	1,000,000	787,845
HSBC Finance Corp.
6.375%, 11/27/2012	1,500,000	1,520,749
SLM Corp.
5.375%, 05/15/2014	1,000,000	751,380
		9,565,373
Diversified Financial Services - 3.8%
Capmark Financial Group Inc.
6.300%, 05/10/2017 (a)	1,000,000	600,478
Citigroup, Inc.
4.625%, 08/03/2010	1,500,000	1,499,912
General Electric Capital Corp.
4.875%, 10/21/2010	1,750,000	1,819,790
ILFC E-Capital Trust I
5.900%, 12/21/2065 (a) (b)	1,500,000	1,203,324
JPMorgan Chase & Co.
5.150%, 10/01/2015	1,500,000	1,475,685
		6,599,189
Insurance - 4.5%
Assurant, Inc.
5.625%, 02/15/2014	1,500,000	1,475,102
Axis Capital Holdings Ltd.
5.750%, 12/01/2014	1,000,000	952,350
Liberty Mutual Group Inc.
5.750%, 03/15/2014 (a)	1,000,000	1,034,450
Loews Corp.
5.250%, 03/15/2016	750,000	751,090
Prudential Financial Inc.
6.100%, 06/15/2017	1,500,000	1,537,225
StanCorp Financial Group, Inc.
6.875%, 10/01/2012	500,000	511,289
The Hartford Financial Services Group Inc.
5.375%, 03/15/2017	1,500,000	1,456,140
		7,717,646
Real Estate Investment Trusts - 6.0%
Camden Property Trust
4.375%, 01/15/2010	1,000,000	976,660
Developers Diversified Realty Corp.
5.375%, 10/15/2012	1,250,000	1,168,493
Equity One Inc.
6.250%, 01/15/2017	1,250,000	1,126,901
HCP, Inc.
4.875%, 09/15/2010	1,500,000	1,481,771
iStar Financial, Inc.
5.700%, 03/01/2014	1,000,000	720,836
Mack-Cali Realty L.P.
4.600%, 06/15/2013	1,000,000	926,131
Post Apartment Homes L.P.
5.125%, 10/12/2011	750,000	722,056
Potlatch Corp.
13.000%, 12/01/2009	1,000,000	1,130,190
Simon Property Group L.P.
4.875%, 08/15/2010	1,250,000	1,248,271
The Rouse Co. LP
7.200%, 09/15/2012	1,000,000	917,687
		10,418,996
Real Estate Management & Development - 0.9%
ERP Operating L.P.
4.750%, 06/15/2009	1,500,000	1,498,320
Thrifts & Mortgage Finance - 1.4%
Countrywide Financial Corp.
5.800%, 06/07/2012	1,500,000	1,360,203
Washington Mutual, Inc.
4.625%, 04/01/2014	1,500,000	1,058,787
		2,418,990
TOTAL FINANCIALS		68,736,819

HEALTH CARE - 2.6%
Health Care Equipment & Supplies - 0.9%
Hospira, Inc.
4.950%, 06/15/2009	1,500,000	1,506,465
Health Care Providers & Services - 1.7%
UnitedHealth Group, Inc.
6.000%, 02/15/2018	1,500,000	1,471,973
WellPoint, Inc.
4.250%, 12/15/2009	1,500,000	1,498,153
		2,970,126
TOTAL HEALTH CARE		4,476,591

INDUSTRIALS - 6.3%
Aerospace & Defense - 0.3%
Boeing Capital Corp.
5.400%, 11/30/2009	500,000	518,934
Building Products - 0.7%
Owens Corning Inc.
6.500%, 12/01/2016	1,500,000	1,245,453
Commercial Services & Supplies - 0.9%
Waste Management Inc.
6.100%, 03/15/2018	1,500,000	1,508,207
Industrial Conglomerates - 0.9%
Hutchison Whampoa International Ltd.
6.250%, 01/24/2014 (a)	1,500,000	1,512,667
Machinery - 1.5%
Caterpillar Inc.
5.700%, 08/15/2016	1,500,000	1,580,934
Timken Co.
5.750%, 02/15/2010	1,000,000	1,035,809
		2,616,743
Road & Rail - 2.0%
CSX Corp.
5.600%, 05/01/2017	1,500,000	1,427,659
Ryder System, Inc.
4.625%, 04/01/2010	1,000,000	1,034,661
Union Pacific Corp.
3.625%, 06/01/2010	1,000,000	1,001,409
		3,463,729
TOTAL INDUSTRIALS		10,865,733

INFORMATION TECHNOLOGY - 2.2%
Computers & Peripherals - 0.6%
NCR Corp.
7.125%, 06/15/2009	1,000,000	1,029,164
IT Services - 1.6%
Computer Sciences Corp.
6.500%, 03/15/2018 (a)	1,500,000	1,526,765
Fiserv, Inc.
4.000%, 04/15/2008	1,250,000	1,250,361
		2,777,126
TOTAL INFORMATION TECHNOLOGY		3,806,290

MATERIALS - 3.0%
Chemicals - 1.9%
ICI Wilmington, Inc.
4.375%, 12/01/2008	1,000,000	1,005,341
Monsanto Co.
7.375%, 08/15/2012	2,000,000	2,246,136
		3,251,477
Metals & Mining - 0.6%
Teck Cominco Ltd.
7.000%, 09/15/2012	1,000,000	1,123,194
Paper & Forest Products - 0.5%
International Paper Co.
5.300%, 04/01/2015	1,000,000	932,579
TOTAL MATERIALS		5,307,250

TELECOMMUNICATION SERVICES - 6.1%
Diversified Telecommunication Services - 5.1%
AT&T Corp.
7.300%, 11/15/2011	500,000	541,997
BellSouth Corp.
4.200%, 09/15/2009	1,000,000	1,006,965
Embarq Corp.
6.738%, 06/01/2013	1,500,000	1,452,051
France Telecom SA
7.750%, 03/01/2011	1,000,000	1,085,050
Telecom Italia Capital SA
5.250%, 10/01/2015	1,500,000	1,364,813
Telefonos de Mexico S.A.B. de C.V.
4.750%, 01/27/2010	1,500,000	1,522,851
Verizon Communications Inc.
5.350%, 02/15/2011	1,750,000	1,813,635
		8,787,362
Wireless Telecommunication Services - 1.0%
America Movil S.A.B. de C.V.
5.750%, 01/15/2015	1,000,000	1,016,645
New Cingular Wireless Services, Inc.
7.875%, 03/01/2011	750,000	816,314
		1,832,959
TOTAL TELECOMMUNICATION SERVICES		10,620,321

UTILITIES - 14.5%
Electric Utilities - 8.2%
Appalachian Power Co.
5.550%, 04/01/2011	1,500,000	1,531,321
Commonwealth Edison Co.
5.950%, 08/15/2016	1,500,000	1,526,055
Entergy Mississippi, Inc.
5.920%, 02/01/2016	1,000,000	1,021,255
IPALCO Enterprises, Inc.
8.625%, 11/14/2011	1,000,000	1,057,500
Kansas City Power & Light Co.
5.850%, 06/15/2017	1,500,000	1,483,592
Metropolitan Edison Co.
4.875%, 04/01/2014	750,000	715,107
Pepco Holdings, Inc.
4.000%, 05/15/2010	750,000	753,741
Potomac Electric Power Co.
6.500%, 11/15/2037	750,000	734,689
PSEG Power LLC
5.000%, 04/01/2014	750,000	730,880
Scottish Power plc
4.910%, 03/15/2010	1,000,000	1,010,320
Tenaska Georgia Partners L.P.
9.500%, 02/01/2030	496,247	592,751
Union Electric Co.
6.400%, 06/15/2017	1,500,000	1,579,146
Virginia Electric & Power Co.
5.400%, 01/15/2016	1,500,000	1,518,396
		14,254,753
Gas Utilities - 1.9%
Atmos Energy Corp.
4.000%, 10/15/2009	1,000,000	995,566
CenterPoint Energy Resources Corp.
5.950%, 01/15/2014	500,000	509,606
Southwest Gas Corp.
7.625%, 05/15/2012	1,000,000	1,114,938
Spectra Energy Capital LLC
5.500%, 03/01/2014	750,000	761,223
		3,381,333
Independent Power Producers & Energy Traders - 1.6%
Energy Future Holdings Corp.
7.480%, 01/01/2017	661,000	584,471
TransAlta Corp.
6.750%, 07/15/2012	2,000,000	2,121,950
		2,706,421
Multi-Utilities - 2.8%
Avista Corp.
9.750%, 06/01/2008	500,000	505,480
5.950%, 06/01/2018	1,000,000	1,003,307
Baltimore Gas & Electric Co.
6.200%, 04/08/2008	1,000,000	1,000,331
Consumers Energy Co.
6.000%, 02/15/2014	1,000,000	1,034,572
Sempra Energy
4.750%, 05/15/2009	1,250,000	1,261,573
		4,805,263
TOTAL UTILITIES		25,147,770
TOTAL CORPORATE BONDS (Cost $176,473,522)		$173,495,116

	Face	Fair
FOREIGN GOVERNMENT BONDS - 0.8%	Amount	Value
United Mexican States
5.875%, 01/15/2014	$1,250,000	$1,340,625
TOTAL FOREIGN GOVERNMENT BONDS (Cost $1,254,537)		$1,340,625

	Face	Fair
SHORT-TERM NOTES - 0.7%	Amount	Value
American Express Credit Corp.
2.250%, 04/01/2008	$1,260,000	$1,260,000
TOTAL SHORT-TERM NOTES (Cost $1,260,000)		$1,260,000

Total Investments - 101.6% (Cost $178,988,059)(d)		$176,095,741
Liabilities in Excess of Other Assets - (1.6)%		(2,807,221)
Net Assets - 100.0%		$173,288,520

Percentages are stated as a percent of net assets.
Footnotes:
(a) Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At March 31, 2008, the value of these securities totaled $9,261,577 or 5.3% of the Portfolio's net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Directors.
(b) This security is a fixed-to-floating rate bond. The coupon rate is fixed at 5.900% through 12/21/2010. Thereafter, the rate is a variable rate based on the highest rate among the three month U.S. LIBOR and the 10-year and 30-year Constant Maturity Treasury rates.
(c) Fixed-to-floating rate, callable, perpetual life trust preferred security. Interest rates stated are those in effect at March 31, 2008.
(d) Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes. See also
Note 3 of the Notes to Schedule of Investments.

Schedule of Investments
March 31, 2008 ( Unaudited)
Ohio National Fund, Inc. - Omni Portfolio

		Fair
COMMON STOCKS - 66.4%	Shares	Value
CONSUMER DISCRETIONARY - 4.6%
Hotels, Restaurants & Leisure - 2.3%
International Game Technology	14,100	$566,961
McDonald's Corp.	12,800	713,856
		1,280,817
Media - 1.3%
Viacom, Inc. Class B (a)	17,900	709,198
Multiline Retail - 0.0%
Textiles, Apparel & Luxury Goods - 1.0%
Phillips-Van Heusen Corp.	14,900	565,008
TOTAL CONSUMER DISCRETIONARY		2,555,023

CONSUMER STAPLES - 7.7%
Beverages - 2.9%
Fomento Economico Mexicano SAB de CV - ADR	16,500	689,370
PepsiCo, Inc.	3,100	223,820
The Coca-Cola Co.	12,000	730,440
		1,643,630
Food & Staples Retailing - 1.5%
Wal-Mart Stores, Inc.	15,400	811,272
Food Products - 1.9%
Kraft Foods, Inc. Class A	22,200	688,422
Unilever NV - ADR	11,500	387,895
		1,076,317
Household Products - 1.4%
The Procter & Gamble Co.	11,100	777,777
TOTAL CONSUMER STAPLES		4,308,996

ENERGY - 6.8%
Oil, Gas & Consumable Fuels - 6.8%
Anadarko Petroleum Corp.	12,100	762,663
Cabot Oil & Gas Corp.	13,500	686,340
Chesapeake Energy Corp.	8,900	410,735
Exxon Mobil Corp.	8,600	727,388
Hess Corp.	5,600	493,808
Occidental Petroleum Corp.	9,900	724,383
TOTAL ENERGY		3,805,317

FINANCIALS - 12.4%
Capital Markets - 3.1%
Lehman Brothers Holdings, Inc.	9,900	372,636
Morgan Stanley	14,700	671,790
The Goldman Sachs Group, Inc.	4,000	661,560
		1,705,986
Commercial Banks - 1.0%
Wachovia Corp.	20,900	564,300
Diversified Financial Services - 2.1%
Bank of America Corp.	16,300	617,933
JPMorgan Chase & Co.	12,200	523,990
		1,141,923
Insurance - 6.2%
American International Group, Inc.	19,100	826,075
Lincoln National Corp.	5,300	275,600
Prudential Financial, Inc.	10,200	798,150
The Hartford Financial Services Group, Inc.	10,500	795,585
Travelers Companies, Inc.	16,200	775,170
		3,470,580
TOTAL FINANCIALS		6,882,789

HEALTH CARE - 7.3%
Biotechnology - 1.7%
Celgene Corp. (a)	10,500	643,545
Human Genome Sciences, Inc. (a)	52,800	310,992
		954,537
Health Care Equipment & Supplies - 0.6%
Cooper Cos. Inc.	10,300	354,629
Life Sciences Tools & Services - 1.5%
Exelixis, Inc. (a)	7,700	53,515
Thermo Fisher Scientific, Inc. (a)	13,300	755,972
		809,487
Pharmaceuticals - 3.5%
Johnson & Johnson	9,300	603,291
Mylan Inc.	52,100	604,360
Wyeth	17,800	743,328
		1,950,979
TOTAL HEALTH CARE		4,069,632

INDUSTRIALS - 4.5%
Aerospace & Defense - 2.5%
Honeywell International, Inc.	2,700	152,334
Precision Castparts Corp.	3,400	347,072
The Boeing Co.	2,000	148,740
United Technologies Corp.	10,600	729,492
		1,377,638
Industrial Conglomerates - 2.0%
General Electric Co.	30,400	1,125,104
TOTAL INDUSTRIALS		2,502,742

INFORMATION TECHNOLOGY - 16.0%
Communications Equipment - 3.8%
Cisco Systems, Inc. (a)	29,300	705,837
Corning, Inc.	28,800	692,352
QUALCOMM, Inc.	17,100	701,100
		2,099,289
Computers & Peripherals - 3.3%
Apple Inc. (a)	4,700	674,450
Hewlett-Packard Co.	8,600	392,676
International Business Machines Corp.	7,000	805,980
		1,873,106
Internet Software & Services - 1.8%
eBay, Inc. (a)	20,100	599,784
Google, Inc. Class A (a)	890	392,018
		991,802
Semiconductor & Semiconductor Equipment - 5.3%
Applied Materials, Inc.	38,100	743,331
Broadcom Corp. Class A (a)	27,300	526,071
Intel Corp.	31,000	656,580
Maxim Integrated Products, Inc.	30,100	613,739
Varian Semiconductor Equipment Associates, Inc. (a)	14,600	410,990
		2,950,711
Software - 1.8%
Electronic Arts, Inc. (a)	4,500	224,640
Microsoft Corp.	27,500	780,450
		1,005,090
TOTAL INFORMATION TECHNOLOGY		8,919,998

MATERIALS - 4.5%
Chemicals - 4.1%
Agrium, Inc.	10,000	621,100
Cytec Industries, Inc.	7,500	403,875
Monsanto Co.	5,000	557,500
Rohm & Haas Co.	12,600	681,408
		2,263,883
Metals & Mining - 0.4%
Freeport-McMoRan Copper & Gold, Inc.	2,500	240,550
TOTAL MATERIALS		2,504,433

TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 1.8%
AT&T Inc.	11,400	436,620
Verizon Communications, Inc.	15,500	564,975
TOTAL TELECOMMUNICATION SERVICES		1,001,595

UTILITIES - 0.8%
Gas Utilities - 0.8%
Questar Corp.	7,500	424,200
TOTAL UTILITIES		424,200
TOTAL COMMON STOCKS (Cost $38,292,423)		$36,974,725

	Face	Fair
CORPORATE BONDS - 29.5%	Amount	Value
CONSUMER DISCRETIONARY - 3.6%
Automobiles - 0.5%
Daimler Finance North America LLC
6.500%, 11/15/2013	$250,000	$263,832
Household Durables - 0.3%
Centex Corp.
5.125%, 10/01/2013	250,000	200,227
Leisure Equipment & Products - 0.5%
Eastman Kodak Co.
3.625%, 05/15/2008	250,000	250,000
Media - 2.1%
Clear Channel Communications Inc.
4.250%, 05/15/2009	250,000	242,565
Comcast Corp.
5.875%, 02/15/2018	150,000	146,375
Cox Communications, Inc.
6.750%, 03/15/2011	250,000	260,617
Rogers Cable, Inc.
5.500%, 03/15/2014	250,000	236,226
The Walt Disney Co.
6.200%, 06/20/2014	250,000	271,275
		1,157,058
Multiline Retail - 0.2%
Macy's Retail Holdings, Inc.
5.900%, 12/01/2016	150,000	133,534
TOTAL CONSUMER DISCRETIONARY		2,004,651

CONSUMER STAPLES - 1.9%
Beverages - 0.3%
Anheuser-Busch Cos. Inc.
5.500%, 01/15/2018	150,000	155,310
Food & Staples Retailing - 0.8%
CVS Caremark Corp.
5.750%, 06/01/2017	150,000	152,604
Kroger Co.
6.400%, 08/15/2017	150,000	158,586
Safeway, Inc.
6.350%, 08/15/2017	150,000	158,829
		470,019
Food Products - 0.5%
Bunge N.A. Finance LP
5.900%, 04/01/2017	150,000	150,986
Kraft Foods, Inc.
6.500%, 08/11/2017	150,000	154,161
		305,147
Household Products - 0.3%
Kimberly Clark Corp.
6.125%, 08/01/2017	150,000	162,387
TOTAL CONSUMER STAPLES		1,092,863

ENERGY - 2.1%
Energy Equipment & Services - 0.3%
Weatherford International Ltd.
6.000%, 03/15/2018	150,000	151,061
Oil, Gas & Consumable Fuels - 1.9%
Anadarko Petroleum Corp.
5.950%, 09/15/2016	150,000	155,379
Boardwalk Pipelines LLC
5.500%, 02/01/2017	250,000	245,614
Enterprise Products Operating LP
5.000%, 03/01/2015	150,000	143,446
Valero Energy Corp.
4.750%, 06/15/2013	250,000	249,387
XTO Energy, Inc.
4.900%, 02/01/2014	250,000	250,081
		1,043,907
TOTAL ENERGY		1,194,968

FINANCIALS - 11.4%
Capital Markets - 2.6%
Jefferies Group Inc.
5.875%, 06/08/2014	150,000	149,257
Lehman Brothers Holdings, Inc.
5.750%, 05/17/2013	250,000	243,267
Mellon Funding Corp.
5.500%, 11/15/2018	250,000	246,139
Merrill Lynch & Co, Inc.
6.050%, 05/16/2016	150,000	142,562
Morgan Stanley
4.750%, 04/01/2014	250,000	232,366
Nuveen Investments, Inc.
5.500%, 09/15/2015	250,000	162,500
The Goldman Sachs Group, Inc.
5.150%, 01/15/2014	250,000	246,650
		1,422,741
Commercial Banks - 1.8%
BB&T Corp.
5.200%, 12/23/2015	150,000	142,788
Deutsche Bank Capital Funding Trust VII
5.628%, Perpetual (b) (c)	250,000	216,687
KeyBank NA
5.700%, 11/01/2017	150,000	140,808
PNC Funding Corp.
5.250%, 11/15/2015	150,000	141,746
RBS Capital Trust III
5.512%, Perpetual (c)	250,000	205,619
Wachovia Capital Trust III
5.800%, Perpetual (c)	250,000	178,236
		1,025,884
Consumer Finance - 1.5%
American General Finance Corp.
5.400%, 12/01/2015	150,000	136,765
Capital One Bank
5.125%, 02/15/2014	250,000	224,979
Discover Financial Services
6.450%, 06/12/2017 (b)	150,000	129,300
HSBC Finance Corp.
6.375%, 11/27/2012	250,000	253,458
SLM Corp.
5.375%, 05/15/2014	150,000	112,707
		857,209
Diversified Financial Services - 1.6%
Bank of America Corp.
5.750%, 08/15/2016	150,000	153,258
Capmark Financial Group Inc.
6.300%, 05/10/2017 (b)	150,000	90,072
Citigroup, Inc.
5.850%, 08/02/2016	150,000	146,044
General Electric Capital Corp.
5.000%, 01/08/2016	250,000	250,655
JPMorgan Chase & Co.
5.150%, 10/01/2015	250,000	245,947
		885,976
Insurance - 1.4%
Assurant, Inc.
5.625%, 02/15/2014	250,000	245,850
Liberty Mutual Group Inc.
5.750%, 03/15/2014 (b)	250,000	258,612
MetLife, Inc.
5.375%, 12/15/2012	250,000	261,733
		766,195
Real Estate Investment Trusts - 1.6%
Colonial Realty L.P.
6.050%, 09/01/2016	150,000	123,132
Duke Realty L.P.
4.625%, 05/15/2013	250,000	220,789
HCP, Inc.
6.000%, 01/30/2017	150,000	122,664
iStar Financial, Inc.
6.000%, 12/15/2010	250,000	195,114
Post Apartment Homes L.P.
5.125%, 10/12/2011	250,000	240,686
		902,385
Thrifts & Mortgage Finance - 0.9%
Countrywide Financial Corp.
5.800%, 06/07/2012	150,000	136,020
Radian Group, Inc.
5.375%, 06/15/2015	150,000	92,188
Residential Capital LLC
8.875%, 06/30/2015	150,000	73,500
Washington Mutual, Inc.
4.625%, 04/01/2014	250,000	176,465
		478,173
TOTAL FINANCIALS		6,338,563

HEALTH CARE - 1.6%
Health Care Equipment & Supplies - 0.3%
Hospira, Inc.
6.050%, 03/30/2017	150,000	148,924
Health Care Providers & Services - 0.5%
UnitedHealth Group, Inc.
6.000%, 02/15/2018	150,000	147,197
WellPoint, Inc.
5.875%, 06/15/2017	150,000	147,067
		294,264
Pharmaceuticals - 0.8%
Abbott Laboratories
5.600%, 11/30/2017	150,000	157,223
Wyeth
6.950%, 03/15/2011	250,000	270,412
		427,635
TOTAL HEALTH CARE		870,823

INDUSTRIALS - 1.4%
Building Products - 0.2%
Owens Corning Inc.
6.500%, 12/01/2016	150,000	124,545
Commercial Services & Supplies - 0.3%
Waste Management Inc.
6.100%, 03/15/2018	150,000	150,821
Industrial Conglomerates - 0.4%
Hutchison Whampoa International Ltd.
6.250%, 01/24/2014 (b)	250,000	252,111
Road & Rail - 0.5%
CSX Corp.
5.600%, 05/01/2017	150,000	142,766
ERAC USA Finance Co.
6.375%, 10/15/2017 (b)	150,000	134,253
		277,019
TOTAL INDUSTRIALS		804,496

INFORMATION TECHNOLOGY - 0.3%
IT Services - 0.3%
Computer Sciences Corp.
6.500%, 03/15/2018 (b)	150,000	152,676
TOTAL INFORMATION TECHNOLOGY		152,676

MATERIALS - 0.4%
Paper & Forest Products - 0.4%
International Paper Co.
5.300%, 04/01/2015	250,000	233,145
TOTAL MATERIALS		233,145

TELECOMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 2.1%
AT&T Corp.
7.300%, 11/15/2011	250,000	270,999
Embarq Corp.
6.738%, 06/01/2013	150,000	145,205
Telecom Italia Capital SA
5.250%, 10/01/2015	250,000	227,469
Telefonos de Mexico S.A.B. de C.V.
5.500%, 01/27/2015	250,000	247,329
Verizon Florida LLC
6.125%, 01/15/2013	250,000	260,808
		1,151,810
Wireless Telecommunication Services - 0.4%
America Movil S.A.B. de C.V.
5.750%, 01/15/2015	250,000	254,161
TOTAL TELECOMMUNICATION SERVICES		1,405,971

UTILITIES - 4.2%
Electric Utilities - 2.9%
Commonwealth Edison Co.
5.950%, 08/15/2016	150,000	152,605
Kansas City Power & Light Co.
5.850%, 06/15/2017	150,000	148,359
Nevada Power Co.
5.950%, 03/15/2016	150,000	148,142
Pennsylvania Electric Co.
6.050%, 09/01/2017	150,000	149,406
Potomac Electric Power Co.
6.500%, 11/15/2037	150,000	146,938
PSEG Power LLC
5.000%, 04/01/2014	250,000	243,627
Southern Power Co.
4.875%, 07/15/2015	250,000	240,199
Union Electric Co.
6.400%, 06/15/2017	150,000	157,914
Virginia Electric and Power Co.
4.750%, 03/01/2013	250,000	256,114
		1,643,304
Gas Utilities - 0.5%
Spectra Energy Capital LLC
5.500%, 03/01/2014	250,000	253,741
Multi-Utilities - 0.5%
Consumers Energy Co.
6.000%, 02/15/2014	250,000	258,643
Water Utilities - 0.3%
American Water Capital Corp.
6.085%, 10/15/2017 (b)	150,000	156,383
TOTAL UTILITIES		2,312,071
TOTAL CORPORATE BONDS (Cost $17,261,522)		$16,410,227

	Face	Fair
REPURCHASE AGREEMENTS - 3.2%	Amount	Value
U.S. Bank 1.500% 04/01/2008	$1,803,000	$1,803,000
Repurchase price $1,803,075
Collateralized by:
Federal Home Loan Mortgage Corp.
#G11649 4.500%, 02/01/2020
Fair Value: $1,839,073
TOTAL REPURCHASE AGREEMENTS (Cost $1,803,000)		$1,803,000

Total Investments - 99.1% (Cost $57,356,945) (d)		$55,187,952
Other Assets in Excess of Liabilities - 0.9%		509,800
Net Assets - 100.0%		$55,697,752

Percentages are stated as a percent of net assets.
Abbreviations:
ADR: American Depository Receipts
Footnotes:
(a) Non-income producing security.
(b) Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At March 31, 2008, the value of these securities totaled $1,390,094 or 2.5% of the Portfolio's net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Directors.
(c) Fixed-to-floating rate, callable, perpetual life trust preferred security. Interest rates stated are those in effect at March 31, 2008.
(d) Represents cost for financial reporting purposes,which may differ from cost basis for Federal income tax purposes. See also
Note 3 of the Notes to Schedule of Investments.

Schedule of Investments
March 31, 2008 (Unaudited)
Ohio National Fund, Inc. - International Portfolio

COMMON STOCKS - 94.6%	Shares	Fair Value
Japan - 13.6%
Fanuc Ltd. (b) (6)	68,400	$6,561,881
Honda Motor Co. Ltd. (b) (1)	172,900	4,994,166
Ibiden Co. Ltd. (b) (7)	85,200	3,379,187
Keyence Corp. (b) (7)	24,800	5,770,616
Komatsu Ltd. (b) (6)	207,000	5,828,271
Nidec Corp. (b) (7)	106,900	6,596,563
Nintendo Corp. Ltd. (b) (7)	11,300	5,912,212
Sharp Corp. (b) (1)	277,000	4,754,405
Taiyo Nippon Sanso Corp. (b) (8)	623,000	5,044,176
		48,841,477
Canada - 8.7%
Gildan Activewear, Inc. (a) (1)	205,099	7,662,499
Nexen, Inc. (b) (3)	215,800	6,403,885
Research in Motion Ltd. (a) (7)	49,500	5,555,385
Shoppers Drug Mart Corp. (b) (2)	102,300	5,176,542
Talisman Energy, Inc. (b) (3)	363,280	6,444,862
		31,243,173
United Kingdom - 8.3%
Anglo American plc (b) (8)	102,000	6,114,029
Diageo plc (b) (2)	298,600	6,042,704
Reckitt Benckiser Group plc (b) (2)	99,500	5,517,627
Serco Group plc (b) (6)	757,400	6,824,839
Shire plc (b) (5)	263,000	5,090,961
		29,590,160
France - 7.7%
AXA SA (b) (4)	148,870	5,384,183
Carrefour SA (b) (2)	75,300	5,810,253
Groupe Danone (b) (2)	78,200	6,992,366
Nexans SA (b) (6)	49,700	5,865,455
Veolia Environnement (b) (10)	50,000	3,489,164
		27,541,421
Switzerland - 5.5%
Nestle SA (b) (2)	21,400	10,696,632
Syngenta AG (b) (8)	31,000	9,056,483
		19,753,115
Brazil - 4.7%
Bovespa Holding SA (b) (4)	362,200	4,902,405
Companhia Vale Do Rio Doce - ADR (8)	231,700	6,754,055
Petroleo Brasileiro SA - ADR (3)	61,900	5,242,311
		16,898,771
Hong Kong - 4.6%
China Mobile Ltd. - ADR (9)	71,400	5,355,714
Hong Kong Exchanges & Clearing Ltd. (b) (4)	256,500	4,456,188
Li & Fung Ltd. (b) (1)	1,804,200	6,758,179
		16,570,081
Germany - 4.2%
E.ON AG (b) (10)	34,200	6,378,620
SGL Carbon AG (a) (b) (6)	134,200	8,538,440
		14,917,060
Spain - 3.7%
Banco Santander, SA (b) (4)	299,300	5,962,645
Indra Sistemas SA (b) (7)	253,500	7,300,621
		13,263,266
Australia - 3.5%
BHP Billiton Ltd. (b) (8)	194,200	6,381,605
St. George Bank Ltd. (b) (4)	257,800	6,092,992
		12,474,597
Sweden - 3.3%
Hennes & Mauritz AB Class B (b) (1)	108,400	6,672,990
Sandvik AB (b) (6)	304,730	5,301,345
		11,974,335
Taiwan - 3.2%
Delta Electronics, Inc. (b) (7)	1,711,000	5,067,714
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (7)	616,760	6,334,125
		11,401,839
Ireland - 2.6%
Elan Corp. plc - ADR (a) (5)	206,650	4,310,719
ICON plc (a) (5)	76,100	4,938,129
		9,248,848
Israel - 2.3%
Teva Pharmaceutical Industries, Ltd. - ADR (5)	180,900	8,355,771
Mexico -2.1%
America Movil S.A.B. de C.V. Class L - ADR (9)	117,600	7,489,944
South Korea - 2.0%
Samsung Electronics Co., Ltd. (b) (7)	11,500	7,272,053
Finland - 2.0%
Nokia Oyj (b) (7)	223,000	7,040,199
South Africa - 2.0%
MTN Group Ltd. (b) (9)	462,000	7,023,060
Belgium - 1.8%
InBev NV (b) (2)	75,200	6,601,150
Greece - 1.8%
EFG Eurobank Ergasias SA (b) (4)	209,900	6,385,108
India - 1.7%
ICICI Bank Ltd. - ADR (4)	161,200	6,156,228
Poland - 1.7%
Bank Pekao SA (b) (4)	65,800	5,873,208
Netherlands - 1.5%
Qiagen NV (a) (b) (5)	261,600	5,432,425
Italy - 1.1%
UniCredit SpA (b) (4)	591,000	3,959,830
Cayman Islands - 1.0%
China Medical Technologies, Inc. - ADR (5)	90,300	3,710,427

TOTAL COMMON STOCKS (Cost $343,722,855)		$339,017,546

	Face
REPURCHASE AGREEMENTS - 4.9%	Amount	Fair Value
State Street Bank 0.750% 04/01/2008	$17,504,000	$17,504,000
Repurchase price $17,504,365
Collateralized by:
U.S. Treasury Bond
5.375% 02/15/2031
Fair Value $17,857,721
TOTAL REPURCHASE AGREEMENTS (Cost $17,504,000)		$17,504,000

Total Investments - 99.5% (Cost $361,226,855) (c)		$356,521,546
Other Assets in Excess of Liabilities - 0.5%		1,753,598
Net Assets - 100.0%		$358,275,144

Percentages are stated as a percent of net assets.
Abbreviations:
ADR: American Depository Receipts
Footnotes:
(a) Non-Income Producing.
(b) Securities denominated in foreign currency and traded on a foreign exchange have been subjected to fair value procedures approved by the Fund Board of Directors. These securities represent $267,152,239 or 74.6% of the Portfolio's net assets. As discussed in
Note 2 of the Notes to Schedule of Investments, not all investments are valued at an estimate of fair value that is different from the local close price. In some instances the independent fair valuation service uses the local close price because the confidence interval associated with a holding is below the 75% threshold. The Portfolio's securities that are not subjected to fair value procedures are traded on exchanges whose local close times are consistent with the 4:00pm Eastern Time U.S. market close.
(c) Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes.
See also Note 3 of the Notes to the Schedule of Investments.

Sector Classifications:
(1) Consumer Discretionary	8.6%
(2) Consumer Staples	13.1%
(3) Energy	5.0%
(4) Financials	13.7%
(5) Health Care	8.9%
(6) Industrials	10.9%
(7) Information Technology	16.8%
(8) Materials	9.3%
(9) Telecommunication Services	5.5%
(10) Utilities	2.8%
94.6%

Schedule of Investments
March 31, 2008 ( Unaudited)
Ohio National Fund, Inc. - Capital Appreciation Portfolio

		Fair
COMMON STOCKS - 96.6%	Shares	Value
CONSUMER DISCRETIONARY - 19.4%
Diversified Consumer Services - 3.4%
Career Education Corp. (a)	72,300	$919,656
H&R Block, Inc.	159,800	3,317,448
Weight Watchers International, Inc.	33,100	1,533,523
		5,770,627
Hotels, Restaurants & Leisure - 1.0%
Pinnacle Entertainment, Inc. (a)	129,200	1,653,760
Household Durables - 2.6%
Ryland Group, Inc.	84,900	2,792,361
Sony Corp. - ADR	40,800	1,634,856
		4,427,217
Internet & Catalog Retail - 1.5%
IAC/InterActiveCorp. (a)	122,800	2,549,328
Media - 9.2%
Comcast Corp. (a)	122,300	2,320,031
Discovery Holding Co. Class A (a)	88,600	1,880,092
Liberty Global Inc - Series C (a)	49,196	1,597,886
Pearson PLC - ADR	235,400	3,196,732
Radio One, Inc. Class D (a)	211,500	321,480
Viacom, Inc. Class B (a)	77,244	3,060,407
Warner Music Group Corp.	253,600	1,262,928
Xinhua Finance Media Ltd. - ADR (a)	130,200	411,432
XM Satellite Radio Holdings, Inc. Class A (a)	143,200	1,663,984
		15,714,972
Specialty Retail - 1.7%
The Gap Inc.	79,500	1,564,560
Urban Outfitters, Inc. (a)	41,000	1,285,350
		2,849,910
TOTAL CONSUMER DISCRETIONARY		32,965,814

CONSUMER STAPLES - 7.8%
Food & Staples Retailing - 3.4%
The Kroger Co.	105,100	2,669,540
Wal-Mart Stores, Inc.	59,600	3,139,728
		5,809,268
Food Products - 3.4%
Cadbury Schweppes PLC (c)©	249,300	2,747,911
ConAgra Foods, Inc.	129,000	3,089,550
		5,837,461
Household Products - 1.0%
Kimberly-Clark Corp.	26,300	1,697,665
TOTAL CONSUMER STAPLES		13,344,394

ENERGY - 10.0%
Energy Equipment & Services - 1.7%
Exterran Holdings, Inc. (a)	20,700	1,335,978
Schlumberger Ltd.	18,100	1,574,700
		2,910,678
Oil, Gas & Consumable Fuels - 8.3%
Marathon Oil Corp.	69,200	3,155,520
Newfield Exploration Co. (a)	60,000	3,171,000
Occidental Petroleum Corp.	43,000	3,146,310
Peabody Energy Corp.	43,800	2,233,800
Talisman Energy, Inc.	132,000	2,336,400
		14,043,030
TOTAL ENERGY		16,953,708

FINANCIALS - 15.5%
Capital Markets - 7.1%
Eaton Vance Corp.	37,200	1,134,972
KKR Private Equity Investors LP - RDU (b)	75,200	928,166
Lazard Ltd. Class A	50,700	1,936,740
Merrill Lynch & Co., Inc.	59,000	2,403,660
The Bank Of New York Mellon Corp.	56,151	2,343,181
The Charles Schwab Corp.	171,600	3,231,228
		11,977,947
Commercial Banks - 1.3%
Royal Bank of Scotland Group plc (c)	333,172	2,231,969
Consumer Finance - 1.3%
SLM Corp.	145,500	2,233,425
Insurance - 4.2%
American International Group, Inc.	37,900	1,639,175
Axis Capital Holdings Ltd.	35,400	1,202,892
StanCorp Financial Group, Inc.	54,200	2,585,882
White Mountains Insurance Group Ltd.	3,631	1,742,880
		7,170,829
Real Estate Management & Development - 1.1%
Forestar Real Estate Group Inc. (a)	73,200	1,823,412
Thrifts & Mortgage Finance - 0.5%
Downey Financial Corp.	47,100	865,698
TOTAL FINANCIALS		26,303,280

HEALTH CARE - 11.6%
Biotechnology - 1.2%
Amgen, Inc. (a)	47,800	1,997,084
Pharmaceuticals - 10.4%
Abbott Laboratories	61,100	3,369,665
Forest Laboratories, Inc. (a)	43,000	1,720,430
Merck & Co., Inc.	56,100	2,128,995
Novartis AG - ADR	23,100	1,183,413
Pfizer, Inc.	93,700	1,961,141
Watson Pharmaceuticals, Inc. (a)	113,600	3,330,752
Wyeth	98,100	4,096,656
		17,791,052
TOTAL HEALTH CARE		19,788,136

INDUSTRIALS - 12.3%
Aerospace & Defense - 0.8%
Honeywell International, Inc.	23,900	1,348,438
Airlines - 1.4%
JetBlue Airways Corp. (a)	256,400	1,487,120
Northwest Airlines Corp. (a)	103,900	934,061
		2,421,181
Commercial Services & Supplies - 5.8%
Allied Waste Industries, Inc. (a)	403,100	4,357,511
Manpower, Inc.	32,300	1,817,198
RSC Holdings, Inc. (a)	163,800	1,785,420
Waste Management, Inc.	57,700	1,936,412
		9,896,541
Machinery - 4.3%
Actuant Corp. Class A	60,800	1,836,768
Dover Corp.	59,400	2,481,732
IDEX Corp.	38,700	1,187,703
Nordson Corp.	31,300	1,685,505
		7,191,708
TOTAL INDUSTRIALS		20,857,868

INFORMATION TECHNOLOGY - 11.9%
Communications Equipment - 3.0%
Motorola, Inc.	144,200	1,341,060
Nokia Corp. - ADR	65,500	2,084,865
QUALCOMM, Inc.	41,300	1,693,300
		5,119,225
Computers & Peripherals - 0.8%
Diebold, Inc.	36,900	1,385,595
IT Services - 1.1%
CACI International, Inc. Class A (a)	42,600	1,940,430
Software - 7.0%
Check Point Software Technologies Ltd. (a)	111,000	2,486,400
Fair Isaac Corp.	94,500	2,033,640
Manhattan Associates, Inc. (a)	89,600	2,054,528
Microsoft Corp.	117,500	3,334,650
Symantec Corp. (a)	115,500	1,919,610
		11,828,828
TOTAL INFORMATION TECHNOLOGY		20,274,078

MATERIALS - 5.7%
Chemicals - 3.0%
E.I. du Pont de Nemours & Co.	70,100	3,277,876
Nalco Holding Co.	84,600	1,789,290
		5,067,166
Containers & Packaging - 1.6%
Smurfit-Stone Container Corp. (a)	365,400	2,813,580
Paper & Forest Products - 1.1%
Domtar Corp. (a)	278,000	1,898,740
TOTAL MATERIALS		9,779,486

TELECOMMUNICATION SERVICES - 1.0%
Wireless Telecommunication Services - 1.0%
Sprint Nextel Corp.	263,200	1,760,808
TOTAL TELECOMMUNICATION SERVICES		1,760,808

UTILITIES - 1.4%
Independent Power Producers & Energy Traders - 1.4%
NRG Energy, Inc. (a)	63,300	2,468,067
TOTAL UTILITIES		2,468,067
TOTAL COMMON STOCKS (Cost $179,206,203)		$164,495,639

		Fair
CONVERTIBLE PREFERRED STOCKS - 1.2%	Shares	Value
HEALTH CARE - 1.2%
Pharmaceuticals - 1.2%
Mylan, Inc. convertible preferred stock, 6.500% fixed dividend rate,
11/15/2010 mandatory conversion date, each share convertible
into 58.548 shares of Mylan Inc. common.	2,300	$1,988,028
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $2,204,521)		$1,988,028

	Face	Fair
REPURCHASE AGREEMENTS - 1.0%	Amount	Value
U.S. Bank 1.500% 04/01/2008	$1,654,000	$1,654,000
Repurchase price $1,654,069
Collateralized by:
Federal Home Loan Mortgage Corp.
#G11649 4.500%, 02/01/2020
Fair Value: $1,687,092
TOTAL REPURCHASE AGREEMENTS (Cost $1,654,000)		$1,654,000

Total Investments - 98.8% (Cost $183,064,724) (d)		$168,137,667
Other Assets in Excess of Liabilities - 1.2%		2,099,167
Net Assets - 100.0%		$170,236,834

Percentages are stated as a percent of net assets.
Abbreviations:
ADR: American Depository Receipts
RDU: Restricted Depository Unit
Footnotes:
(a) Non-income producing security.
(b) Security exempt from registration under Regulation D of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At March 31, 2008, the value of this security totaled $928,166 or 0.5% of the Portfolio's net assets. This security was deemed liquid pursuant to procedures approved by the Board of Directors.
(c) Security denominated in foreign currency and traded on a foreign exchange has been subjected to fair value procedures approved by the Fund Board of Directors. These securities represents $4,979,880 or 2.9% of the Portfolio's net assets. As discussed in
Note 2 of the Notes to Schedule of Investments, not all investments are valued at an estimate of fair value that is different from the local close price. In some instances the independent fair valuation service uses the local close price because the confidence interval associated with a holding is below the 75% threshold.
(d) Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes.
See also Note 3 of the Notes to Schedule of Investments.

Schedule of Investments
March 31, 2008 (Unaudited)
Ohio National Fund, Inc. - Millennium Portfolio

		Fair
COMMON STOCKS - 99.6%	Shares	Value
CONSUMER DISCRETIONARY - 16.2%
Distributors - 1.2%
LKQ Corp. (a)	31,500	$707,805
Diversified Consumer Services - 4.1%
American Public Education Inc. (a)	15,200	461,624
Capella Education Company (a)	13,700	748,020
Strayer Education, Inc.	7,200	1,098,000
		2,307,644
Hotels, Restaurants & Leisure - 5.9%
Bally Technologies, Inc. (a)	19,800	679,932
Orient-Express Hotels Ltd. Class A	43,800	1,890,408
WMS Industries, Inc. (a)	22,050	793,138
		3,363,478
Specialty Retail - 5.0%
GameStop Corp. Class A (a)	19,600	1,013,516
Gymboree Corp. (a)	19,400	773,672
Tractor Supply Co. (a)	25,900	1,023,568
		2,810,756
TOTAL CONSUMER DISCRETIONARY		9,189,683

CONSUMER STAPLES - 4.3%
Beverages - 1.1%
Central European Distribution Corp. (a)	10,600	616,814
Food Products - 3.2%
Chiquita Brands International, Inc. (a)	48,700	1,125,457
Diamond Foods, Inc.	38,100	691,134
		1,816,591
TOTAL CONSUMER STAPLES		2,433,405

ENERGY - 8.2%
Oil, Gas & Consumable Fuels - 8.2%
Alpha Natural Resources, Inc. (a)	18,700	812,328
Arena Resources, Inc. (a)	39,500	1,529,045
Carrizo Oil & Gas, Inc. (a)	16,900	1,001,663
Concho Resources, Inc. (a)	51,900	1,330,716
TOTAL ENERGY		4,673,752

FINANCIALS - 8.4%
Capital Markets - 3.7%
Affiliated Managers Group, Inc. (a)	8,600	780,364
GFI Group, Inc.	9,000	515,700
Waddell & Reed Financial, Inc. Class A	25,200	809,676
		2,105,740
Consumer Finance - 2.0%
Cash America International, Inc.	15,200	553,280
Ezcorp, Inc. (a)	48,900	601,959
		1,155,239
Diversified Financial Services - 0.9%
Portfolio Recovery Associates, Inc.	12,000	514,680

Insurance - 1.8%
ProAssurance Corp. (a)	18,500	995,855
TOTAL FINANCIALS		4,771,514

HEALTH CARE - 11.4%
Biotechnology - 2.7%
Martek Biosciences Corp. (a)	18,500	565,545
United Therapeutics Corp. (a)	11,200	971,040
		1,536,585
Health Care Equipment & Supplies - 2.6%
Natus Medical, Inc. (a)	32,800	595,320
Wright Medical Group, Inc. (a)	36,900	890,766
		1,486,086
Health Care Providers & Services - 1.2%
Bio-Reference Labs, Inc. (a)	25,300	668,679
Life Sciences Tools & Services - 4.9%
ICON plc - ADR (a)	14,900	966,861
Illumina, Inc. (a)	12,700	963,930
Techne Corp. (a)	12,500	842,000
		2,772,791
TOTAL HEALTH CARE		6,464,141

INDUSTRIALS - 27.3%
Aerospace & Defense - 7.1%
CAE, Inc.	111,200	1,257,672
Heico Corp.	39,200	1,911,000
Stanley, Inc. (a)	29,400	866,124
		4,034,796
Air Freight & Logistics - 1.1%
Hub Group, Inc. Class A (a)	18,700	615,043
Commercial Services & Supplies - 6.1%
Cornell Companies, Inc. (a)	39,200	880,432
FTI Consulting, Inc. (a)	11,400	809,856
GeoEye, Inc. (a)	17,100	444,429
The GEO Group Inc. (a)	46,400	1,319,616
		3,454,333
Electrical Equipment - 1.3%
EnerSys (a)	30,600	731,952
Machinery - 6.9%
Axsys Technologies, Inc. (a)	23,200	1,157,216
Bucyrus International, Inc. Class A	11,000	1,118,150
Lindsay Corp.	9,300	952,971
The Middleby Corp. (a)	11,100	692,529
		3,920,866
Marine - 2.0%
Kirby Corp. (a)	20,400	1,162,800
Road & Rail - 1.5%
Old Dominion Freight Line, Inc. (a)	26,100	830,763
Transportation Infrastructure - 1.3%
Grupo Aeroportuario del Sureste SAB de CV - ADR	13,200	752,268
TOTAL INDUSTRIALS		15,502,821

INFORMATION TECHNOLOGY - 16.7%
Electronic Equipment & Instruments - 1.5%
Flir Systems, Inc. (a)	28,700	863,583
Internet Software & Services - 4.6%
Bankrate, Inc. (a)	15,400	768,306
Omniture, Inc. (a)	43,600	1,011,956
Vocus, Inc. (a)	32,200	850,080
		2,630,342
Semiconductor & Semiconductor Equipment - 1.5%
Varian Semiconductor Equipment Associates, Inc. (a)	29,050	817,758
Software - 9.1%
Ansys, Inc. (a)	24,400	842,288
Concur Technologies, Inc. (a)	30,800	956,340
Informatica Corp. (a)	41,500	707,990
Nuance Communications, Inc. (a)	64,300	1,119,463
Solera Holdings, Inc. (a)	30,300	738,108
Ultimate Software Group, Inc. (a)	26,200	787,572
		5,151,761
TOTAL INFORMATION TECHNOLOGY		9,463,444

MATERIALS - 4.5%
Chemicals - 4.5%
Calgon Carbon Corp. (a)	83,500	1,256,675
Rockwood Holdings, Inc. (a)	21,000	688,170
Terra Industries, Inc. (a)	17,100	607,563
TOTAL MATERIALS		2,552,408

TELECOMMUNICATION SERVICES - 2.6%
Wireless Telecommunication Services - 2.6%
SBA Communications Corp. Class A (a)	50,200	1,497,466
TOTAL TELECOMMUNICATION SERVICES		1,497,466
TOTAL COMMON STOCKS (Cost $52,545,568)		$56,548,634

	Face	Fair
REPURCHASE AGREEMENTS - 0.6%	Amount	Value
U.S. Bank 1.500% 04/01/2008	$358,000	$358,000
Repurchase price $358,015
Collateralized by:
Federal Home Loan Mortgage Corp.
#G11649 4.500%, 02/01/2020
Fair Value: $365,163
TOTAL REPURCHASE AGREEMENTS (Cost $358,000)		$358,000

Total Investments - 100.2% (Cost $52,903,568) (b)		$56,906,634
Liabilities in Excess of Other Assets - (0.2)%		(130,466)
Net Assets - 100.0%		$56,776,168

Percentages are stated as a percent of net assets.
Abbreviations:
ADR: American Depository Receipts
Footnotes:
(a) Non-income producing security.
(b) Represents cost for financial reporting purposes,which may differ from cost basis for Federal income tax purposes.
See also Note 3 of the Notes to Schedule of Investments.

Schedule of Investments
March 31, 2008 (Unaudited)
Ohio National Fund, Inc. - International Small Company Portfolio

COMMON STOCKS - 92.4%	Shares	Fair Value
Spain - 10.9%
Abengoa SA (b) (6)	47,195	$1,687,428
Gamesa Corp. Tecnologica SA (b) (6)	36,593	1,670,524
Grifols SA (b) (5)	48,687	1,282,771
Indra Sistemas SA (b) (7)	69,134	1,991,010
Laboratorios Almirall SA (a) (b) (5)	32,787	669,385
Obrascon Huarte Lain, SA (b) (6)	22,696	841,956
Sol Melia SA (b) (1)	29,652	417,437
Tecnicas Reunidas SA (b) (6)	12,839	975,015
Tubacex SA (b) (8)	130,703	1,448,218
		10,983,744
Germany - 8.8%
Bauer AG (b) (6)	9,793	631,617
K+S AG (b) (8)	9,441	3,087,299
Q-Cells AG (a) (b) (6)	15,898	1,606,222
SGL Carbon AG (a) (b) (6)	26,231	1,668,941
Solarworld AG (b) (6)	21,000	1,018,603
Stada Arzneimittel AG (b) (5)	11,520	839,645
		8,852,327
Canada - 6.9%
Agrium, Inc. (b) (8)	40,000	2,484,680
Gildan Activewear, Inc. (a) (1)	51,067	1,907,863
HudBay Minerals, Inc. (a) (b) (8)	30,700	487,515
Industrial Alliance Insurance and Financial Services Inc. (b) (4)	11,282	416,350
Lundin Mining Corp. (a) (b) (8)	65,166	444,407
SNC-Lavalin Group, Inc. (b) (6)	19,518	845,790
TSX Group, Inc. (b) (4)	9,800	370,728
		6,957,333
United Kingdom - 6.7%
Autonomy Corp. plc (a) (b) (7)	69,912	1,276,501
Fenner plc (b) (6)	99,547	463,502
Game Group plc (b) (1)	261,832	1,103,048
John Wood Group plc (b) (3)	157,187	1,263,378
Rentokil Initial plc (b) (6)	1,032,678	1,995,364
Southern Cross Healthcare Ltd. (b) (5)	93,339	695,468
		6,797,261
France - 6.5%
Carbone Lorraine (b) (6)	14,728	892,374
Haulotte Group (b) (6)	51,229	1,167,185
Ipsen SA (b) (5)	18,970	1,077,897
Neopost SA (b) (7)	12,428	1,392,980
Nexans SA (b) (6)	4,651	548,898
UBISOFT Entertainment SA (a) (b) (7)	13,228	1,139,446
Zodiac SA (b) (6)	7,300	358,426
		6,577,206
Switzerland - 5.1%
Actelion Ltd. (a) (b) (5)	23,365	1,275,174
Lindt & Spruengli AG (b) (2)	343	1,138,974
Panalpina Welttransport Holding AG (b) (6)	6,666	816,127
Partners Group (b) (4)	8,765	1,273,033
Sulzer AG (b) (6)	496	655,741
		5,159,049
Japan - 5.0%
Capcom Co., Ltd. (b) (7)	30,200	1,042,743
Chiyoda Corp. (b) (6)	90,000	823,236
Dena Co. Ltd. (b) (1)	162	1,025,547
JGC Corp. (b) (6)	60,000	920,782
Square Enix Co. Ltd. (b) (7)	36,200	1,270,187
		5,082,495
Netherlands - 5.0%
Arcadis NV (b) (6)	8,176	493,358
Boskalis Westminster NV (b) (6)	28,953	1,672,828
Fugro NV (b) (3)	16,384	1,273,376
Qiagen NV (a) (b) (5)	43,112	895,270
SBM Offshore NV (b) (3)	21,190	683,576
		5,018,408
Italy - 3.8%
Davide Campari - Milano SpA (b) (2)	85,524	829,811
ERG SpA (b) (3)	36,219	815,491
Geox SpA (b) (1)	61,612	953,583
Prysmian SpA (a) (b) (6)	37,477	800,571
Tod's SpA (b) (1)	7,053	436,098
		3,835,554
Singapore - 3.8%
Cosco Corp Singapore Ltd. (b) (6)	274,000	743,898
Raffles Education Corp. Ltd. (b) (1)	1,138,000	859,268
SembCorp Marine Ltd. (b) (6)	520,800	1,462,163
Swiber Holdings, Ltd. (a) (b) (3)	405,000	754,402
		3,819,731
Belgium - 3.7%
Bekaert NV (b) (6)	3,936	573,639
EVS Broadcast Equipment SA (b) (7)	12,895	1,389,386
Umicore (b) (8)	35,140	1,826,489
		3,789,514
Malaysia - 3.5%
Gamuda Bhd (b) (6)	585,100	606,361
Kuala Lumpur Kepong Bhd (b) (2)	198,600	1,010,991
Mah Sing Group Bhd (b) (4)	1,290,000	562,943
SP Setia Group (b) (4)	438,300	512,477
YTL Corp., Bhd (b) (9)	374,200	868,239
		3,561,011
Bermuda - 2.9%
Aquarius Platinum Ltd. (a) (b) (8)	75,000	1,107,225
Central European Media Enterprises Ltd., Class A (a) (1)	10,200	869,346
Vostok Gas Ltd. SDR (a) (b) (3)	13,875	1,005,366
		2,981,937
Austria - 2.2%
Andritz AG (b) (6)	20,217	1,108,857
Boehler-Uddeholm AG (b) (8)	9,667	1,068,882
		2,177,739
China - 1.9%
China Dongxiang Group Co. (a) (b) (1)	297,731	160,702
Giant Interactive Group, Inc. - ADR (a) (7)	60,400	764,060
Hidili Industry International Development Ltd. (a) (b) (8)	713,000	954,096
		1,878,858
Ireland - 1.8%
Dragon Oil plc (a) (b) (3)	119,593	1,069,808
ICON plc (a) (5)	12,100	785,169
		1,854,977
Egypt - 1.8%
Commercial International Bank (b) (4)	47,289	781,732
El Ezz Steel Co. (b) (8)	41,975	702,067
Orascom Hotels & Development (a) (b) (1)	21,722	346,964
		1,830,763
Finland - 1.8%
Konecranes Oyj (b) (6)	15,950	615,110
Nokian Renkaat Oyj (b) (1)	28,300	1,212,292
		1,827,402
South Korea - 1.8%
Hite Brewery Co. Ltd. (b) (2)	6,714	758,079
MegaStudy Co. Ltd. (b) (1)	3,117	1,039,616
		1,797,695
Hong Kong - 1.5%
Great Eagle Holdings Ltd. (b) (4)	318,000	876,372
Hengan Intlernational Group Co. Ltd. (b) (2)	184,000	634,373
		1,510,745
Thailand - 1.3%
Banpu PCL - NVDR (b) (3)	96,300	1,279,908
Cayman Islands - 1.0%
China Medical Technologies, Inc. - ADR (5)	11,400	468,426
KWG Property Holding Ltd. (a) (b) (4)	671,500	574,556
		1,042,982
Norway - 1.0%
Fred Olsen Energy ASA (b) (3)	18,050	1,028,081
Sweden - 0.9%
Getinge AB Class B (b) (5)	33,511	870,464
Israel - 0.8%
Nice Systems Ltd. - ADR (a) (7)	28,400	801,448
Greece - 0.7%
Intralot SA (b) (1)	36,817	659,385
Cyprus - 0.5%
Bank of Cyprus Public Co. Ltd. (b) (4)	44,342	525,203
Australia - 0.4%
Paladin Energy Ltd. (a) (b) (3)	102,200	457,010
Luxembourg - 0.4%
Orco Property Group (b) (4)	4,306	386,457

TOTAL COMMON STOCKS (Cost $74,532,310)		$93,344,687

	Face
REPURCHASE AGREEMENTS - 7.6%	Amount	Fair Value
State Street Bank 0.750% 04/01/2008	$7,696,000	$7,696,000
Repurchase price $7,696,160
Collateralized by:
U.S. Treasury Bond
1.875% 07/15/2015
Fair Value $7,855,368
TOTAL REPURCHASE AGREEMENTS (Cost $7,696,000)		$7,696,000

Total Investments - 100.0% (Cost $82,228,310) (c)		$101,040,687
Other Assets in Excess of Liabilities - 0.0%		33,776
Net Assets - 100.0%		$101,006,911

Percentages are stated as a percent of net assets.
Abbreviations:
ADR: American Depository Receipts
SDR: Swedish Depository Receipts
NVDR: Non Voting Depository Receipts
Footnotes:
(a) Non-Income Producing.
(b) Securities denominated in foreign currency and traded on a foreign exchange have been subjected to fair value procedures approved by the Fund Board of Directors. These securities represent $87,748,375 or 86.9% of the Portfolio's net assets. As discussed in
Note 2 of the Notes to Schedule of Investments, not all investments are valued at an estimate of fair value that is different from the local close price. In some instances the independent fair valuation service uses the local close price because the confidence interval associated with a holding is below the 75% threshold. The Portfolio's securities that are not subjected to fair value procedures are traded on exchanges whose local close times are consistent with the 4:00pm Eastern Time U.S. market close.
(c) Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes.
See also Note 3 of the Notes to the Schedule of Investments.

Sector Classifications:
(1) Consumer Discretionary	10.9%
(2) Consumer Staples	4.3%
(3) Energy	9.5%
(4) Financials	6.2%
(5) Health Care	8.8%
(6) Industrials	27.4%
(7) Information Technology	11.0%
(8) Materials	13.5%
(9) Utilities	0.8%
92.4%

Schedule of Investments
March 31, 2008 (Unaudited)
Ohio National Fund, Inc. - Aggressive Growth Portfolio

		Fair
COMMON STOCKS - 96.7%	Shares	Value
CONSUMER DISCRETIONARY - 3.6%
Household Durables - 2.9%
Desarrolladora Homex SAB de CV - ADR (a)	3,145	$182,567
Sony Corp. (b)	14,765	593,873
		776,440
Media - 0.7%
News Corp. Class A	9,455	177,281
TOTAL CONSUMER DISCRETIONARY		953,721

CONSUMER STAPLES - 10.1%
Beverages - 2.5%
Davide Campari-Milano SpA (b)	68,910	668,614
Food & Staples Retailing - 3.3%
CVS Caremark Corp.	21,415	867,522
Food Products - 3.0%
Bunge Ltd.	9,030	784,527
Household Products - 1.3%
Reckitt Benckiser Group PLC (b)	6,137	340,316
TOTAL CONSUMER STAPLES		2,660,979

ENERGY - 4.3%
Oil, Gas & Consumable Fuels - 4.3%
Apache Corp.	3,075	371,522
Hess Corp.	8,650	762,757
TOTAL ENERGY		1,134,279

FINANCIALS - 9.8%
Capital Markets - 5.2%
Lehman Brothers Holdings, Inc.	8,720	328,221
The Goldman Sachs Group, Inc.	4,560	754,178
UBS AG	125	3,600
UBS AG (b)	10,224	297,703
		1,383,702
Diversified Financial Services - 1.9%
CME Group, Inc.	745	349,480
MarketAxess Holdings, Inc. (a)	14,795	147,062
		496,542
Insurance - 1.1%
National Financial Partners Corp.	12,575	282,560
Real Estate Investment Trusts - 1.6%
CapitalSource, Inc.	42,664	412,561
TOTAL FINANCIALS		2,575,365

HEALTH CARE - 18.4%
Biotechnology - 11.8%
Celgene Corp. (a)	23,425	1,435,718
Gilead Sciences, Inc. (a)	32,420	1,670,603
		3,106,321
Health Care Equipment & Supplies - 4.2%
Intuitive Surgical, Inc. (a)	3,434	1,113,818
Pharmaceuticals - 2.4%
Roche Holding AG (b)	3,297	621,385
TOTAL HEALTH CARE		4,841,524

INDUSTRIALS - 8.1%
Air Freight & Logistics - 1.2%
FedEx Corp.	3,380	313,224
Commercial Services & Supplies - 0.9%
CoStar Group, Inc. (a)	5,190	223,170
Electrical Equipment - 6.0%
ABB Ltd. (b)	58,908	1,587,699
TOTAL INDUSTRIALS		2,124,093

INFORMATION TECHNOLOGY - 22.2%
Communications Equipment - 9.5%
Cisco Systems, Inc. (a)	21,620	520,826
Corning, Inc.	36,845	885,754
QUALCOMM, Inc.	8,890	364,490
Research In Motion Ltd. (a)	6,410	719,394
		2,490,464
Computers & Peripherals - 4.1%
Apple Inc. (a)	7,515	1,078,403
Electronic Equipment & Instruments - 2.3%
Trimble Navigation Ltd. (a)	21,075	602,534
Internet Software & Services - 4.9%
Equinix, Inc. (a)	4,060	269,950
Google, Inc. Class A (a)	1,740	766,418
VistaPrint Limited (a)	7,215	252,164
		1,288,532
Semiconductor & Semiconductor Equipment - 1.4%
Cypress Semiconductor Corp. (a)	15,745	371,739
TOTAL INFORMATION TECHNOLOGY		5,831,672

MATERIALS - 11.0%
Chemicals - 6.5%
Potash Corp. of Saskatchewan, Inc.	10,995	1,706,534
Metals & Mining - 4.5%
Companhia Vale do Rio Doce - ADR	33,910	1,174,642
TOTAL MATERIALS		2,881,176

TELECOMMUNICATION SERVICES - 9.2%
Diversified Telecommunication Services - 1.1%
Time Warner Telecom, Inc. (a)	19,435	301,048
Wireless Telecommunication Services - 8.1%
America Movil S.A.B. de C.V. - ADR	16,430	1,046,427
Cellcom Israel Ltd.	7,440	233,839
Crown Castle International Corp. (a)	24,305	838,279
		2,118,545
TOTAL TELECOMMUNICATION SERVICES		2,419,593
TOTAL COMMON STOCKS (Cost $22,044,684)		$25,422,402

	Face	Fair
SHORT-TERM NOTES - 3.0%	Amount	Value
Federal Home Loan Bank Discount Note
0.000% Coupon, 1.532% Effective Yield, 04/01/2008	$800,000	$800,000
TOTAL SHORT-TERM NOTES (Cost $800,000)		$800,000

	Face	Fair
REPURCHASE AGREEMENTS - 0.3%	Amount	Value
U.S. Bank 1.500% 04/01/2008	$72,000	$72,000
Repurchase price $72,003
Collateralized by:
Federal Home Loan Mortgage Corp.
#G11649 4.500%, 02/01/2020
Fair Value: $73,441
TOTAL REPURCHASE AGREEMENTS (Cost $72,000)		$72,000

Total Investments - 100.0% (Cost $22,916,684) (c)		$26,294,402
Liabilities in Excess of Other Assets - 0.0%		(12,121)
Net Assets - 100.0%		$26,282,281

Percentages are stated as a percent of net assets.
Abbreviations:
ADR: American Depository Receipts
Footnotes:
(a) Non-income producing security.
(b) Security denominated in foreign currency and traded on a foreign exchange haa been subjected to fair value procedures approved by the Fund Board of Directors. These securities represent $4,109,590 or 15.6% of the Portfolio's net assets. As discussed in
Note 2 of the Notes to Schedule of Investments, not all investments are valued at an estimate of fair value that is different from the local close price. In some instances the independent fair valuation service uses the local close price because the confidence interval associated with a holding is below the 75% threshold.
(c) Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes.
See also Note 3 of the Notes to Schedule of Investments.

Schedule of Investments
March 31, 2008 ( Unaudited)
Ohio National Fund, Inc. - Small Cap Growth Portfolio

		Fair
COMMON STOCKS - 97.0%	Shares	Value
CONSUMER DISCRETIONARY - 17.8%
Auto Components - 0.3%
Motorcar Parts of America Inc. (a)	10,070	$64,801
Diversified Consumer Services - 1.2%
American Public Education Inc. (a)	5,685	172,653
Capella Education Company (a)	750	40,950
Corinthian Colleges, Inc. (a)	4,820	34,849
		248,452
Hotels, Restaurants & Leisure - 4.1%
Great Canadian Gaming Corp. (a) (b)	14,325	158,678
Kingdom Hotel Investments - GDR (a)	30,180	218,805
PokerTek, Inc. (Private Placement) (Acquired 04/23/2007,
Cost $53,715) (a)(c)(d)	7,139	23,120
Progressive Gaming International Corp. (a)	90,320	191,479
Vail Resorts, Inc. (a)	4,815	232,516
		824,598
Household Durables - 1.7%
Jarden Corp. (a)	16,280	353,927
Internet & Catalog Retail - 1.0%
GSI Commerce, Inc. (a)	11,925	156,814
The Parent Co. (Private Placement) (Acquired 06/14/2007 and
09/05/2007, Cost $92,154) (a) (c) (d)	14,856	43,676
		200,490
Leisure Equipment & Products - 1.2%
Smith & Wesson Holding Corp. (a)	20,855	104,692
Sturm, Ruger & Co, Inc. (a)	17,140	141,234
		245,926
Media - 6.5%
AirMedia Group, Inc. - ADR (a)	2,645	42,055
Dolan Media Co. (a)	8,360	168,120
Genius Products, Inc. (a)	104,665	73,265
Lions Gate Entertainment Corp. (a)	46,965	457,909
Marvel Entertainment, Inc. (a)	9,865	264,283
MDC Partners, Inc. (a)	8,610	62,595
National CineMedia, Inc.	10,960	246,381
		1,314,608
Specialty Retail - 1.8%
Ulta Salon Cosmetics & Fragrance Inc. (a)	1,760	24,710
Zumiez, Inc. (a)	21,895	343,533
		368,243
TOTAL CONSUMER DISCRETIONARY		3,621,045

ENERGY - 2.3%
Oil, Gas & Consumable Fuels - 2.3%
Carrizo Oil & Gas, Inc. (a)	4,350	257,824
World Fuel Services Corp.	7,555	212,069
TOTAL ENERGY		469,893

FINANCIALS - 7.4%
Capital Markets - 3.6%
Evercore Partners, Inc.	5,735	101,796
FCStone Group, Inc. (a)	3,635	100,690
Hercules Technology Growth Capital, Inc.	10,571	114,801
optionsXpress Holdings, Inc.	6,185	128,091
Polytec Asset Holdings Ltd. (b)	455,000	111,046
Riskmetrics Group, Inc. (a)	9,340	180,729
		737,153
Diversified Financial Services - 1.4%
MarketAxess Holdings, Inc. (a)	20,690	205,658
MSCI, Inc. (a)	2,245	66,789
		272,447
Real Estate Management & Development - 2.4%
E-House China Holdings Ltd. - ADR (a)	11,375	149,581
LPS Brasil - Consultoria de Imoveis SA (a) (b)	19,256	342,388
		491,969
TOTAL FINANCIALS		1,501,569

HEALTH CARE - 18.2%
Biotechnology - 1.6%
Acorda Therapeutics, Inc. (a)	5,960	106,982
Genomic Health, Inc. (a)	10,000	188,900
Metabolix, Inc. (a)	3,255	35,642
		331,524
Health Care Equipment & Supplies - 3.8%
ArthroCare Corp. (a)	5,435	181,257
CONMED Corp. (a)	2,335	59,870
I-Flow Corp. (a)	15,780	221,393
TomoTherapy, Inc. (a)	19,560	280,686
TranS1, Inc. (a)	2,455	28,601
		771,807
Health Care Providers & Services - 11.7%
Animal Health International Inc. (a)	5,240	57,326
athenahealth, Inc. (a)	3,600	85,212
Bio-Reference Labs, Inc. (a)	3,325	87,880
Genoptix, Inc. (a)	3,840	96,038
Health Grades, Inc. (a)	27,835	146,969
HealthExtras, Inc. (a)	9,455	234,862
Healthways, Inc. (a)	6,780	239,605
HMS Holdings Corp. (a)	1,490	42,539
Hythiam, Inc. (Private Placement Issue) (Acquired
9/20/2007, Cost $69,530) (a) (c) (d)	9,521	10,368
Hythiam, Inc. (a)	32,000	38,720
LHC Group, Inc. (a)	8,445	141,876
MWI Veterinary Supply, Inc. (a)	6,760	238,358
Pediatrix Medical Group, Inc. (a)	3,960	266,904
PSS World Medical, Inc. (a)	14,795	246,485
Psychiatric Solutions, Inc. (a)	4,405	149,418
RadNet, Inc. (a)	8,790	61,882
Skilled Healthcare Group, Inc. (a)	7,880	86,522
The Providence Service Corp. (a)	3,525	105,750
Virtual Radiologic Corp. (a)	3,615	55,237
		2,391,951
Health Care Technology - 1.1%
MedAssets, Inc. (a)	4,330	64,171
Omnicell, Inc. (a)	1,775	35,677
SXC Health Solutions Corp. (a)	10,095	119,828
		219,676
TOTAL HEALTH CARE		3,714,958

INDUSTRIALS - 17.2%
Aerospace & Defense - 0.8%
Ceradyne, Inc. (a)	2,860	91,406
Stanley, Inc. (a)	2,585	76,154
		167,560
Air Freight & Logistics - 1.4%
Forward Air Corp.	8,165	289,368
Commercial Services & Supplies - 9.8%
Cenveo, Inc. (a)	2,880	30,125
CoStar Group, Inc. (a)	12,441	534,963
Duff & Phelps Corp. (a)	4,325	77,807
Huron Consulting Group, Inc. (a)	4,795	199,232
Kenexa Corp. (a)	6,555	121,137
Odyssey Marine Exploration, Inc. (a)	25,775	138,927
Resources Connection, Inc.	12,855	229,719
Standard Parking Corp. (a)	12,465	261,266
The GEO Group Inc. (a)	11,895	338,294
UTEK Corp. (a)	5,410	54,100
		1,985,570
Electrical Equipment - 2.3%
Fushi Copperweld, Inc. (a)	1,415	21,225
Fushi Copperweld Inc. (Private Placement) (Acquired
10/24/2007, Cost $139,412) (a) (c) (d)	9,958	134,433
JA Solar Holdings Co. Ltd. - ADR (a)	16,455	306,063
		461,721
Machinery - 0.4%
Barnes Group, Inc.	3,750	86,062
Marine - 2.0%
Horizon Lines Inc.	21,250	395,462
Road & Rail - 0.6%
Old Dominion Freight Line, Inc. (a)	3,575	113,792
TOTAL INDUSTRIALS		3,499,535

INFORMATION TECHNOLOGY - 33.5%
Communications Equipment - 0.8%
Starent Networks Corp. (a)	12,755	172,192
Computers & Peripherals - 1.2%
Data Domain, Inc. (a)	9,965	237,167
Electronic Equipment & Instruments - 4.5%
DTS, Inc. (a)	6,005	144,120
Elixir Gaming Technologies Inc. (a)	5,065	9,826
Elixir Gaming Technologies Inc. (Private Placement) (Acquired
10/19/2007, Cost $244,786) (a)(c)(d)	69,939	115,330
IPG Photonics Corp. (a)	11,935	187,260
L-1 Identity Solutions, Inc. (a)	14,080	187,264
Trimble Navigation Ltd. (a)	9,215	263,457
		907,257
Internet Software & Services - 13.6%
Bankrate, Inc. (a)	4,180	208,540
comScore, Inc. (a)	1,330	26,680
Constant Contact, Inc. (a)	4,445	64,364
DealerTrack Holdings, Inc. (a)	10,605	214,433
Equinix, Inc. (a)	7,925	526,933
HireRight, Inc. (a)	5,465	54,923
LivePerson, Inc. (a)	52,900	163,990
MercadoLibre, Inc. (a)	5,250	208,740
NaviSite, Inc. (a)	62,105	137,252
Omniture, Inc. (a)	15,615	362,424
SAVVIS, Inc. (a)	6,390	103,965
Switch & Data Facilities Co. (a)	6,710	68,509
TechTarget, Inc. (a)	6,780	96,073
Think Partnership, Inc. (a)	50,960	48,412
ValueClick, Inc. (a)	3,055	52,699
VistaPrint Limited (a)	12,480	436,176
		2,774,113
IT Services - 4.1%
Euronet Worldwide, Inc. (a)	7,220	139,057
Information Services Group, Inc. (a)	40,135	207,097
NeuStar, Inc. Class A (a)	12,815	339,341
Yucheng Technologies Ltd. (a)	9,415	155,818
		841,313
Semiconductor & Semiconductor Equipment - 1.6%
Microsemi Corp. (a)	14,235	324,558
Software - 7.7%
Concur Technologies, Inc. (a)	2,870	89,114
Monotype Imaging Holdings Inc. (a)	16,720	252,639
Salary.com, Inc. (a)	3,550	23,394
Solera Holdings, Inc. (a)	16,960	413,146
Ultimate Software Group, Inc. (a)	26,300	790,578
		1,568,871
TOTAL INFORMATION TECHNOLOGY		6,825,471

TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.4%
UCN, Inc. (a)	26,215	81,791
Wireless Telecommunication Services - 0.1%
SBA Communications Corp. Class A (a)	1,075	32,067
TOTAL TELECOMMUNICATION SERVICES		113,858
TOTAL COMMON STOCKS (Cost $21,295,439)		$19,746,329

		Fair
WARRANTS - 0.0%	Contracts	Value
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
PokerTek, Inc. (Private Placement) (Acquired 04/23/2007,
Cost $10,537 (a) (c) (d) Expiration: April 2012, Exercise Price: $10.80	2,172	$0
TOTAL WARRANTS (Cost $10,537)		$0

	Face	Fair
SHORT-TERM NOTES - 3.0%	Amount	Value
Federal Home Loan Discount Note
0.000% Coupon, 1.532% Effective Yield, 04/01/2008	$600,000	$600,000
TOTAL SHORT-TERM NOTES (Cost $600,000)		$600,000

	Face	Fair
REPURCHASE AGREEMENTS - 0.4%	Amount	Value
U.S. Bank 1.500% 04/01/2008	$78,000	$78,000
Repurchase price $78,003
Collateralized by:
Federal Home Loan Mortgage Corp.
#G11649 4.500%, 02/01/2020
Fair Value: $79,561
TOTAL REPURCHASE AGREEMENTS (Cost $78,000)		$78,000

Total Investments - 100.4% (Cost $21,983,976) (e)		$20,424,329
Liabilities in Excess of Other Assets - (0.4)%		(72,790)
Net Assets - 100.0%		$20,351,539

Percentages are stated as a percent of net assets.
Abbreviations:
ADR: American Depository Receipts
GDR: Global Depository Receipts
Footnotes:
(a) Non-income producing security.
(b) Security denominated in foreign currency and traded on a foreign exchange has been subjected to fair value procedures approved by the Fund Board of Directors. These securities represent $612,112 or 3.0% of the Portfolio's net assets. As discussed in
Note 2 of the Notes to Schedule of Investments, not all investments are valued at an estimate of fair value that is different from the local close price. In some instances the independent fair valuation service uses the local close price because the confidence interval associated with a holding is below the 75% threshold.
(c) A market quotation for this investment was not readily available at March 31, 2008. As discussed in Note 2 of the
Notes to Schedule of Investments, the price for this issue was derived from an estimate of fair market value using methods determined in good faith by the Fund's Pricing Committee under the supervision of the Board.
This security represents $326,927 or 1.6% of the Portfolio's net assets.
(d) Represents a security deemed to be illiquid. At March 31, 2008, the value of illiquid securities in the Portfolio totaled
$326,927 or 1.6% of the Portfolio's net assets.
(e) Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes. See also
Note 3 of the Notes to Schedule of Investments.

Schedule of Investments
March 31, 2008 (Unaudited)
Ohio National Fund, Inc. - Mid Cap Opportunity Portfolio

		Fair
COMMON STOCKS - 94.1%	Shares	Value
CONSUMER DISCRETIONARY - 11.3%
Commercial Services & Supplies - 1.1%
ITT Educational Services, Inc. (a)	24,000	$1,102,320
Hotels, Restaurants & Leisure - 2.4%
Bally Technologies, Inc. (a)	34,500	1,184,730
WMS Industries, Inc. (a)	35,000	1,258,950
		2,443,680
Internet & Catalog Retail - 1.6%
priceline.com, Inc. (a)	14,000	1,692,040
Specialty Retail - 0.9%
Dick's Sporting Goods, Inc. (a)	36,300	972,114
Textiles, Apparel & Luxury Goods - 5.3%
Crocs, Inc. (a)	160,000	2,795,200
Deckers Outdoor Corp. (a)	11,000	1,186,020
Fossil, Inc. (a)	50,000	1,527,000
		5,508,220
TOTAL CONSUMER DISCRETIONARY		11,718,374

CONSUMER STAPLES - 3.9%
Personal Products - 2.6%
Bare Escentuals, Inc. (a)	55,000	1,288,100
Herbalife Ltd.	28,000	1,330,000
		2,618,100
Tobacco - 1.3%
UST, Inc.	25,000	1,363,000
TOTAL CONSUMER STAPLES		3,981,100

ENERGY - 8.9%
Energy Equipment & Services - 6.0%
Grant Prideco, Inc. (a)	24,000	1,181,280
Nabors Industries Ltd. (a)	39,254	1,325,608
Noble Corp.	29,000	1,440,430
Transocean Inc. (a)	7,500	1,014,000
Weatherford International Ltd. (a)	16,500	1,195,755
		6,157,073
Oil, Gas & Consumable Fuels - 2.9%
Chesapeake Energy Corp.	18,500	853,775
CONSOL Energy, Inc.	15,000	1,037,850
Quicksilver Resources, Inc. (a)	30,600	1,117,818
		3,009,443
TOTAL ENERGY		9,166,516

FINANCIALS - 4.2%
Capital Markets - 1.1%
Northern Trust Corp.	17,000	1,129,990
Commercial Banks - 0.9%
Synovus Financial Corp.	81,000	895,860
Diversified Financial Services - 1.1%
Nasdaq OMX Group, Inc. (a)	30,000	1,159,800
Thrifts & Mortgage Finance - 1.1%
Hudson City Bancorp, Inc.	66,000	1,166,880
TOTAL FINANCIALS		4,352,530

HEALTH CARE - 15.6%
Biotechnology - 1.5%
Celgene Corp. (a)	25,000	1,532,250
Health Care Equipment & Supplies - 3.6%
Hologic, Inc. (a)	22,500	1,251,000
Inverness Medical Innovations, Inc. (a)	82,000	2,468,200
		3,719,200
Health Care Providers & Services - 3.0%
AMERIGROUP Corp. (a)	70,000	1,913,100
Express Scripts, Inc. (a)	18,000	1,157,760
		3,070,860
Life Sciences Tools & Services - 3.8%
Illumina, Inc. (a)	20,000	1,518,000
Parexel International Corp. (a)	40,000	1,044,000
Pharmaceutical Product Development, Inc.	32,500	1,361,750
		3,923,750
Pharmaceuticals - 3.7%
Forest Laboratories, Inc. (a)	57,000	2,280,570
Mylan Inc.	135,000	1,566,000
		3,846,570
TOTAL HEALTH CARE		16,092,630

INDUSTRIALS - 17.1%
Aerospace & Defense - 2.4%
AerCap Holdings NV (a)	140,000	2,461,200
Building Products - 0.9%
Simpson Manufacturing Co., Inc.	33,000	896,940
Commercial Services & Supplies - 3.8%
FTI Consulting, Inc. (a)	22,500	1,598,400
TeleTech Holdings, Inc. (a)	102,500	2,302,150
		3,900,550
Construction & Engineering - 1.2%
URS Corp. (a)	40,000	1,307,600
Electrical Equipment - 3.1%
SunPower Corp. Class A (a)	22,800	1,698,828
Suntech Power Holdings Co. Ltd. - ADR (a)	38,000	1,541,280
		3,240,108
Industrial Conglomerates - 1.6%
McDermott International, Inc. (a)	30,000	1,644,600
Machinery - 1.0%
Manitowoc Co. Inc.	27,000	1,101,600
Marine - 1.2%
Kirby Corp. (a)	21,500	1,225,500
Road & Rail - 1.9%
Kansas City Southern (a)	30,000	1,203,300
Landstar System, Inc.	14,000	730,240
		1,933,540
TOTAL INDUSTRIALS		17,711,638

INFORMATION TECHNOLOGY - 27.2%
Communications Equipment - 1.9%
Harris Corp.	40,000	1,941,200
Computers & Peripherals - 3.6%
Brocade Communications Systems, Inc. (a)	510,000	3,723,000
Electronic Equipment & Instruments - 1.2%
Amphenol Corp. Class A	33,000	1,229,250
Internet Software & Services - 3.4%
Akamai Technologies, Inc. (a)	61,600	1,734,656
MercadoLibre, Inc. (a)	45,000	1,789,200
		3,523,856
IT Services - 9.3%
Alliance Data Systems Corp. (a)	102,000	4,846,020
Mastercard, Inc. Class A	10,000	2,229,900
VeriFone Holdings, Inc. (a)	162,000	2,570,940
		9,646,860
Semiconductor & Semiconductor Equipment - 0.9%
MEMC Electronic Materials, Inc. (a)	13,500	957,150
Software - 6.9%
Activision, Inc. (a)	47,000	1,283,570
Informatica Corp. (a)	75,000	1,279,500
McAfee, Inc. (a)	45,000	1,489,050
MICROS Systems, Inc. (a)	40,000	1,346,400
Nuance Communications, Inc. (a)	100,000	1,741,000
		7,139,520
TOTAL INFORMATION TECHNOLOGY		28,160,836

MATERIALS - 3.8%
Chemicals - 0.9%
CF Industries Holdings, Inc.	9,500	984,390
Construction Materials - 1.4%
Vulcan Materials Co.	22,000	1,460,800
Metals & Mining - 1.5%
Kaiser Aluminum Corp.	22,000	1,524,600
TOTAL MATERIALS		3,969,790

TELECOMMUNICATION SERVICES - 2.1%
Wireless Telecommunication Services - 2.1%
Clearwire Corp. Class A (a)	147,000	2,177,070
TOTAL TELECOMMUNICATION SERVICES		2,177,070
TOTAL COMMON STOCKS (Cost $98,719,506)		$97,330,484

	Face	Fair
REPURCHASE AGREEMENTS - 1.8%	Amount	Value
U.S. Bank 1.500% 04/01/2008	$1,865,000	$1,865,000
Repurchase price $1,865,078
Collateralized by:
Federal Home Loan Mortgage Corp.
#G11649 4.500%, 02/01/2020
Fair Value: $1,902,314
TOTAL REPURCHASE AGREEMENTS (Cost $1,865,000)		$1,865,000

Total Investments - 95.9% (Cost $100,584,506) (b)		$99,195,484
Other Assets in Excess of Liabilities - 4.1%		4,215,250
Net Assets - 100.0%		$103,410,734

Percentages are stated as a percent of net assets.
Abbreviations:
ADR: American Depository Receipts
Footnotes:
(a) Non-income producing security.
(b) Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes.
See also Note 3 of the Notes to Schedule of Investments.

Schedule of Investments
March 31, 2008 (Unaudited)
Ohio National Fund, Inc. - S&P 500 Index Portfolio

		Fair
COMMON STOCKS - 99.4%	Shares	Value
CONSUMER DISCRETIONARY - 8.6%
Auto Components - 0.2%
Johnson Controls, Inc.	7,900	$267,020
The Goodyear Tire & Rubber Co. (a)	3,200	82,560
		349,580
Automobiles - 0.3%
Ford Motor Co. (a)	29,487	168,666
General Motors Corp.	7,600	144,780
Harley-Davidson, Inc.	3,200	120,000
		433,446
Distributors - 0.1%
Genuine Parts Co.	2,200	88,484
Diversified Consumer Services - 0.1%
Apollo Group, Inc. Class A (a)	1,800	77,760
H&R Block, Inc.	4,400	91,344
		169,104
Hotels, Restaurants & Leisure - 1.3%
Carnival Corp.	5,800	234,784
Darden Restaurants, Inc.	1,900	61,845
International Game Technology	4,200	168,882
Marriott International, Inc. Class A	4,000	137,440
McDonald's Corp.	15,400	858,858
Starbucks Corp. (a)	9,800	171,500
Starwood Hotels & Resorts Worldwide, Inc.	2,500	129,375
Wendy's International, Inc.	1,200	27,672
Wyndham Worldwide Corp.	2,360	48,805
Yum! Brands, Inc.	6,400	238,144
		2,077,305
Household Durables - 0.5%
Centex Corp.	1,600	38,736
D.R. Horton, Inc.	3,700	58,275
Fortune Brands, Inc.	2,100	145,950
Harman International Industries, Inc.	800	34,832
KB Home	1,000	24,730
Leggett & Platt, Inc.	2,200	33,550
Lennar Corp. Class A	1,900	35,739
Newell Rubbermaid, Inc.	3,700	84,619
Pulte Homes, Inc.	2,900	42,195
Snap-on, Inc.	800	40,680
The Black & Decker Corp.	800	52,880
The Stanley Works	1,000	47,620
Whirlpool Corp.	1,055	91,553
		731,359
Internet & Catalog Retail - 0.3%
Amazon.com Inc. (a)	4,100	292,330
Expedia, Inc. (a)	2,800	61,292
IAC/InterActive (a)	2,400	49,824
		403,446
Leisure Equipment & Products - 0.2%
Brunswick Corp.	1,200	19,164
Eastman Kodak Co.	3,900	68,913
Hasbro, Inc.	1,900	53,010
Mattel, Inc.	4,800	95,520
		236,607
Media - 2.8%
CBS Corp. Class B	9,150	202,032
Clear Channel Communications, Inc.	6,700	195,774
Comcast Corp. Class A (a)	40,253	778,493
Gannett Co., Inc.	3,100	90,055
Interpublic Group of Companies, Inc. (a)	6,323	53,176
Meredith Corp.	500	19,125
News Corp. Class A	30,800	577,500
Omnicom Group, Inc.	4,300	189,974
The DIRECTV Group Inc. (a)	9,500	235,505
The E.W. Scripps Co. Class A	1,200	50,412
The McGraw-Hill Companies, Inc.	4,300	158,885
The New York Times Co. Class A	1,900	35,872
The Walt Disney Co.	25,200	790,776
The Washington Post Co. Class B	50	33,075
Time Warner, Inc.	47,900	671,558
Viacom, Inc. Class B (a)	8,550	338,751
		4,420,963
Multiline Retail - 0.8%
Big Lots, Inc. (a)	1,200	26,760
Dillard's Inc. Class A	800	13,768
Family Dollar Stores, Inc.	1,900	37,050
J.C. Penney Co. Inc.	3,000	113,130
Kohl's Corp. (a)	4,200	180,138
Macy's, Inc.	5,776	133,195
Nordstrom, Inc.	2,400	78,240
Sears Holdings Corp. (a)	1,001	102,192
Target Corp.	11,000	557,480
		1,241,953
Specialty Retail - 1.6%
Abercrombie & Fitch Co. Class A	1,200	87,768
AutoNation, Inc. (a)	1,800	26,946
AutoZone, Inc. (a)	600	68,298
Bed Bath & Beyond, Inc. (a)	3,500	103,250
Best Buy Co., Inc.	4,675	193,825
GameStop Corp. Class A (a)	2,200	113,762
Limited Brands, Inc.	4,200	71,820
Lowe's Companies, Inc.	19,600	449,624
Office Depot, Inc. (a)	3,700	40,885
OfficeMax Inc.	1,000	19,140
RadioShack Corp.	1,800	29,250
Staples, Inc.	9,400	207,834
The Gap Inc.	6,050	119,064
The Home Depot, Inc.	22,600	632,122
The Sherwin-Williams Co.	1,400	71,456
The TJX Cos., Inc.	5,800	191,806
Tiffany & Co.	1,700	71,128
		2,497,978
Textiles, Apparel & Luxury Goods - 0.4%
Coach, Inc. (a)	4,700	141,705
Jones Apparel Group, Inc.	1,200	16,104
Liz Claiborne, Inc.	1,300	23,595
NIKE, Inc. Class B	5,100	346,800
Polo Ralph Lauren Corp.	800	46,632
V.F. Corp.	1,200	93,012
		667,848
TOTAL CONSUMER DISCRETIONARY		13,318,073

CONSUMER STAPLES - 11.0%
Beverages - 2.6%
Anheuser-Busch Companies, Inc.	9,600	455,520
Brown-Forman Corp. Class B	1,100	72,842
Coca-Cola Enterprises, Inc.	3,800	91,960
Constellation Brands, Inc. Class A (a)	2,600	45,942
Molson Coors Brewing Co. Class B	1,800	94,626
PepsiCo, Inc.	21,400	1,545,080
The Coca-Cola Co.	26,700	1,625,229
The Pepsi Bottling Group, Inc.	1,800	61,038
		3,992,237
Food & Staples Retailing - 2.6%
Costco Wholesale Corp.	5,800	376,826
CVS Caremark Corporation	19,120	774,551
Safeway, Inc.	5,900	173,165
SUPERVALU, Inc.	2,819	84,514
Sysco Corp.	8,100	235,062
The Kroger Co.	9,000	228,600
Walgreen Co.	13,300	506,597
Wal-Mart Stores, Inc.	31,600	1,664,688
Whole Foods Market, Inc.	1,900	62,643
		4,106,646
Food Products - 1.6%
Archer-Daniels-Midland Co.	8,650	356,034
Campbell Soup Co.	2,900	98,455
ConAgra Foods, Inc.	6,500	155,675
Dean Foods Co.	2,000	40,180
General Mills, Inc.	4,500	269,460
H.J. Heinz Co.	4,200	197,274
Kellogg Co.	3,500	183,960
Kraft Foods, Inc. Class A	20,476	634,961
McCormick & Co., Inc.	1,700	62,849
Sara Lee Corp.	9,500	132,810
The Hershey Company	2,300	86,641
Tyson Foods, Inc. Class A	3,700	59,015
Wm. Wrigley Jr. Co.	2,900	182,236
		2,459,550
Household Products - 2.5%
Colgate-Palmolive Co.	6,800	529,788
Kimberly-Clark Corp.	5,600	361,480
The Clorox Co.	1,900	107,616
The Procter & Gamble Co.	41,222	2,888,425
		3,887,309
Personal Products - 0.2%
Avon Products, Inc.	5,700	225,378
The Estee Lauder Cos. Inc. Class A	1,500	68,775
		294,153
Tobacco - 1.5%
Altria Group, Inc.	28,200	626,040
Philip Morris International, Inc. (a)	28,200	1,426,356
Reynolds American, Inc.	2,300	135,769
UST, Inc.	2,000	109,040
		2,297,205
TOTAL CONSUMER STAPLES		17,037,100

ENERGY - 13.2%
Energy Equipment & Services - 2.7%
Baker Hughes, Inc.	4,100	280,850
BJ Services Co.	3,900	111,189
Cameron International Corp. (a)	2,900	120,756
ENSCO International, Inc.	1,900	118,978
Halliburton Co.	11,800	464,094
Nabors Industries Ltd. (a)	3,800	128,326
National Oilwell Varco, Inc. (a)	4,800	280,224
Noble Corp.	3,600	178,812
Rowan Cos., Inc.	1,500	61,770
Schlumberger Ltd.	16,000	1,392,000
Smith International, Inc.	2,700	173,421
Transocean Inc. (a)	4,298	581,090
Weatherford International Ltd. (a)	4,500	326,115
		4,217,625
Oil, Gas & Consumable Fuels - 10.5%
Anadarko Petroleum Corp.	6,300	397,089
Apache Corp.	4,422	534,266
Chesapeake Energy Corp.	6,100	281,515
Chevron Corp.	27,738	2,367,716
ConocoPhillips	20,900	1,592,789
CONSOL Energy, Inc.	2,400	166,056
Devon Energy Corp.	5,900	615,547
El Paso Corp.	9,400	156,416
EOG Resources, Inc.	3,300	396,000
Exxon Mobil Corp.	71,600	6,055,928
Hess Corp.	3,700	326,266
Marathon Oil Corp.	9,520	434,112
Murphy Oil Corp.	2,500	205,350
Noble Energy, Inc.	2,300	167,440
Occidental Petroleum Corp.	11,000	804,870
Peabody Energy Corp.	3,600	183,600
Range Resources Corp.	2,000	126,900
Spectra Energy Corp.	8,418	191,509
Sunoco, Inc.	1,600	83,952
Tesoro Corp.	1,800	54,000
Valero Energy Corp.	7,200	353,592
Williams Cos., Inc.	7,800	257,244
XTO Energy, Inc.	6,866	424,731
		16,176,888
TOTAL ENERGY		20,394,513

FINANCIALS - 16.7%
Capital Markets - 3.0%
American Capital Strategies Ltd.	2,600	88,816
Ameriprise Financial, Inc.	3,080	159,698
E*TRADE Financial Corp. (a)	6,200	23,932
Federated Investors, Inc. Class B	1,200	46,992
Franklin Resources, Inc.	2,100	203,679
Janus Capital Group, Inc.	2,000	46,540
Legg Mason, Inc.	1,800	100,764
Lehman Brothers Holdings, Inc.	7,100	267,244
Merrill Lynch & Co., Inc.	13,000	529,620
Morgan Stanley	14,800	676,360
Northern Trust Corp.	2,600	172,822
State Street Corp.	5,200	410,800
T. Rowe Price Group, Inc.	3,500	175,000
The Bank Of New York Mellon Corp.	15,311	638,928
The Bear Stearns Companies Inc.	1,600	16,784
The Charles Schwab Corp.	12,600	237,258
The Goldman Sachs Group, Inc.	5,300	876,567
		4,671,804
Commercial Banks - 2.9%
BB&T Corp.	7,300	234,038
Comerica, Inc.	2,000	70,160
Fifth Third Bancorp	7,150	149,578
First Horizon National Corp.	1,700	23,817
Huntington Bancshares, Inc.	4,900	52,675
KeyCorp	5,300	116,335
M&T Bank Corp.	1,000	80,480
Marshall & Ilsley Corp.	3,500	81,200
National City Corp.	8,500	84,575
PNC Financial Services Group, Inc.	4,600	301,622
Regions Financial Corp.	9,275	183,181
SunTrust Banks Inc.	4,700	259,158
U.S. Bancorp	23,190	750,429
Wachovia Corp.	26,494	715,338
Wells Fargo & Co.	44,100	1,283,310
Zions Bancorporation	1,400	63,770
		4,449,666
Consumer Finance - 0.7%
American Express Co.	15,500	677,660
Capital One Financial Corp.	4,973	244,771
Discover Financial Services	6,450	105,586
SLM Corp. (a)	6,200	95,170
		1,123,187
Diversified Financial Services - 4.3%
Bank of America Corp.	59,462	2,254,205
CIT Group, Inc.	2,600	30,810
Citigroup, Inc.	69,669	1,492,310
CME Group, Inc.	750	351,825
IntercontinentalExchange Inc. (a)	900	117,450
JPMorgan Chase & Co.	45,452	1,952,163
Leucadia National Corp.	2,300	104,006
Moody's Corp.	2,800	97,524
NYSE Euronext Inc.	3,500	215,985
		6,616,278
Insurance - 4.0%
ACE Ltd.	4,400	242,264
AFLAC, Inc.	6,400	415,680
Ambac Financial Group, Inc.	3,800	21,850
American International Group, Inc.	33,700	1,457,525
Aon Corp.	4,100	164,820
Assurant, Inc.	1,300	79,118
Cincinnati Financial Corp.	2,166	82,395
Genworth Financial, Inc. Class A	5,800	131,312
Lincoln National Corp.	3,586	186,472
Loews Corp.	5,900	237,298
Marsh & McLennan Companies, Inc.	7,000	170,450
MBIA, Inc.	2,800	34,216
MetLife, Inc.	9,500	572,470
Principal Financial Group, Inc.	3,500	195,020
Prudential Financial, Inc.	6,000	469,500
Safeco Corp.	1,200	52,656
The Allstate Corp.	7,500	360,450
The Chubb Corp.	5,000	247,400
The Hartford Financial Services Group, Inc.	4,200	318,234
The Progressive Corp.	9,100	146,237
Torchmark Corp.	1,200	72,132
Travelers Companies, Inc.	8,259	395,193
Unum Group	4,600	101,246
XL Capital Ltd. Class A	2,400	70,920
		6,224,858
Real Estate Investment Trusts - 1.2%
Apartment Investment & Management Co. Class A	1,257	45,013
AvalonBay Communities, Inc.	1,000	96,520
Boston Properties, Inc.	1,600	147,312
Developers Diversified Realty Corp.	1,600	67,008
Equity Residential	3,600	149,364
General Growth Properties, Inc.	3,300	125,961
HCP, Inc.	2,700	91,287
Host Hotels & Resorts Inc.	7,000	111,440
Kimco Realty Corp.	3,400	133,178
Plum Creek Timber Co. Inc.	2,300	93,610
ProLogis	3,500	206,010
Public Storage, Inc.	1,700	150,654
Simon Property Group, Inc.	3,000	278,730
Vornado Realty Trust	1,800	155,178
		1,851,265
Real Estate Management & Development - 0.0%
CB Richard Ellis Group, Inc. (a)	2,300	49,772
Thrifts & Mortgage Finance - 0.6%
Countrywide Financial Corp.	7,798	42,889
Federal National Mortgage Association	13,100	344,792
Freddie Mac	8,600	217,752
Hudson City Bancorp, Inc.	6,900	121,992
MGIC Investment Corp.	1,100	11,583
Sovereign Bancorp, Inc.	4,870	45,388
Washington Mutual, Inc.	11,852	122,076
		906,472
TOTAL FINANCIALS		25,893,302

HEALTH CARE - 11.7%
Biotechnology - 1.4%
Amgen, Inc. (a)	14,506	606,061
Biogen Idec, Inc. (a)	3,945	243,367
Celgene Corp. (a)	5,800	355,482
Genzyme Corp. (a)	3,600	268,344
Gilead Sciences, Inc. (a)	12,400	638,972
		2,112,226
Health Care Equipment & Supplies - 1.9%
Baxter International, Inc.	8,500	491,470
Becton, Dickinson & Co.	3,300	283,305
Boston Scientific Corp. (a)	18,003	231,699
C.R. Bard, Inc.	1,300	125,320
Covidien Ltd.	6,650	294,262
Hospira, Inc. (a)	2,110	90,245
Medtronic, Inc.	15,000	725,550
St. Jude Medical, Inc. (a)	4,600	198,674
Stryker Corp.	3,200	208,160
Varian Medical Systems, Inc. (a)	1,700	79,628
Zimmer Holdings, Inc. (a)	3,170	246,816
		2,975,129
Health Care Providers & Services - 1.9%
Aetna, Inc.	6,600	277,794
AmerisourceBergen Corp.	2,200	90,156
Cardinal Health, Inc.	4,800	252,048
CIGNA Corp.	3,700	150,109
Coventry Health Care, Inc. (a)	2,100	84,735
Express Scripts, Inc. (a)	3,400	218,688
Humana, Inc. (a)	2,300	103,178
Laboratory Corp. Of America Holdings (a)	1,500	110,520
McKesson Corp.	3,900	204,243
Medco Health Solutions, Inc. (a)	6,976	305,479
Patterson Cos., Inc. (a)	1,700	61,710
Quest Diagnostics, Inc.	2,100	95,067
Tenet Healthcare Corp. (a)	6,350	35,941
UnitedHealth Group, Inc.	16,700	573,812
WellPoint, Inc. (a)	7,300	322,149
		2,885,629
Health Care Technology - 0.0%
IMS Health, Inc.	2,500	52,525
Life Sciences Tools & Services - 0.4%
Applera Corp. - Applied Biosystems Group	2,200	72,292
Millipore Corp. (a)	700	47,187
PerkinElmer, Inc.	1,600	38,800
Thermo Fisher Scientific, Inc. (a)	5,600	318,304
Waters Corp. (a)	1,300	72,410
		548,993
Pharmaceuticals - 6.1%
Abbott Laboratories	20,700	1,141,605
Allergan, Inc.	4,100	231,199
Barr Pharmaceuticals, Inc. (a)	1,400	67,634
Bristol-Myers Squibb Co.	26,500	564,450
Eli Lilly & Co.	13,200	680,988
Forest Laboratories, Inc. (a)	4,200	168,042
Johnson & Johnson	37,900	2,458,573
King Pharmaceuticals, Inc. (a)	3,300	28,710
Merck & Co., Inc.	29,000	1,100,550
Mylan Inc.	4,100	47,560
Pfizer, Inc.	90,430	1,892,700
Schering-Plough Corp.	21,700	312,697
Watson Pharmaceuticals, Inc. (a)	1,400	41,048
Wyeth	17,900	747,504
		9,483,260
TOTAL HEALTH CARE		18,057,762

INDUSTRIALS - 12.1%
Aerospace & Defense - 2.9%
General Dynamics Corp.	5,400	450,198
Goodrich Corp.	1,700	97,767
Honeywell International, Inc.	10,000	564,200
L-3 Communications Holdings, Inc.	1,600	174,944
Lockheed Martin Corp.	4,600	456,780
Northrop Grumman Corp.	4,500	350,145
Precision Castparts Corp.	1,900	193,952
Raytheon Co.	5,700	368,277
Rockwell Collins, Inc.	2,200	125,730
The Boeing Co.	10,200	758,574
United Technologies Corp.	13,100	901,542
		4,442,109
Air Freight & Logistics - 1.0%
C.H. Robinson Worldwide, Inc.	2,300	125,120
Expeditors International of Washington, Inc.	2,900	131,022
FedEx Corp.	4,100	379,947
United Parcel Service, Inc. Class B	13,800	1,007,676
		1,643,765
Airlines - 0.1%
Southwest Airlines Co.	9,800	121,520
Building Products - 0.1%
Masco Corp.	4,900	97,167
Trane, Inc.	2,300	105,570
		202,737
Commercial Services & Supplies - 0.5%
Allied Waste Industries, Inc. (a)	4,500	48,645
Avery Dennison Corp.	1,400	68,950
Cintas Corp.	1,700	48,518
Equifax, Inc.	1,700	58,616
Monster Worldwide, Inc. (a)	1,700	41,157
Pitney Bowes, Inc.	2,800	98,056
R.R. Donnelley & Sons Co.	2,900	87,899
Robert Half International, Inc.	2,100	54,054
Waste Management, Inc.	6,600	221,496
		727,391
Construction & Engineering - 0.2%
Fluor Corp.	1,200	169,392
Jacobs Engineering Group, Inc. (a)	1,600	117,744
		287,136
Electrical Equipment - 0.5%
Cooper Industries Ltd. Class A	2,400	96,360
Emerson Electric Co.	10,500	540,330
Rockwell Automation, Inc.	2,000	114,840
		751,530
Industrial Conglomerates - 4.0%
3M Co.	9,500	751,925
General Electric Co.	133,600	4,944,536
Textron, Inc.	3,300	182,886
Tyco International Ltd.	6,450	284,122
		6,163,469
Machinery - 1.9%
Caterpillar, Inc.	8,300	649,807
Cummins, Inc.	2,700	126,414
Danaher Corp.	3,400	258,502
Deere & Co.	5,800	466,552
Dover Corp.	2,600	108,628
Eaton Corp.	2,000	159,340
Illinois Tool Works, Inc.	5,400	260,442
Ingersoll-Rand Co. Ltd. Class A	3,600	160,488
ITT Corp.	2,400	124,344
Manitowoc Co. Inc.	1,700	69,360
PACCAR, Inc.	4,912	221,040
Pall Corp.	1,600	56,112
Parker Hannifin Corp.	2,300	159,321
Terex Corp. (a)	1,400	87,500
		2,907,850
Road & Rail - 0.9%
Burlington Northern Santa Fe Corp.	4,000	368,880
CSX Corp.	5,400	302,778
Norfolk Southern Corp.	5,000	271,600
Ryder System, Inc.	800	48,728
Union Pacific Corp.	3,500	438,830
		1,430,816
Trading Companies & Distributors - 0.0%
W.W. Grainger, Inc.	900	68,751
TOTAL INDUSTRIALS		18,747,074

INFORMATION TECHNOLOGY - 15.6%
Communications Equipment - 2.5%
Ciena Corp. (a)	1,142	35,208
Cisco Systems, Inc. (a)	79,800	1,922,382
Corning, Inc.	21,100	507,244
JDS Uniphase Corp. (a)	2,975	39,835
Juniper Networks, Inc. (a)	7,000	175,000
Motorola, Inc.	30,200	280,860
QUALCOMM, Inc.	21,600	885,600
Tellabs, Inc. (a)	5,500	29,975
		3,876,104
Computers & Peripherals - 4.4%
Apple Inc. (a)	11,800	1,693,300
Dell, Inc. (a)	30,000	597,600
EMC Corp. (a)	28,100	402,954
Hewlett-Packard Co.	33,000	1,506,780
International Business Machines Corp.	18,500	2,130,090
Lexmark International, Inc. Class A (a)	1,300	39,936
NetApp, Inc. (a)	4,600	92,230
QLogic Corp. (a)	1,800	27,630
SanDisk Corp. (a)	3,100	69,967
Sun Microsystems, Inc. (a)	10,650	165,394
Teradata Corp. (a)	2,400	52,944
		6,778,825
Electronic Equipment & Instruments - 0.3%
Agilent Technologies, Inc. (a)	4,900	146,167
Jabil Circuit, Inc.	2,800	26,488
Molex, Inc.	1,900	44,004
Tyco Electronics Ltd.	6,550	224,796
		441,455
Internet Software & Services - 1.6%
Akamai Technologies, Inc. (a)	2,200	61,952
eBay, Inc. (a)	14,900	444,616
Google, Inc. Class A (a)	3,075	1,354,445
VeriSign, Inc. (a)	2,900	96,396
Yahoo!, Inc. (a)	17,900	517,847
		2,475,256
IT Services - 0.9%
Affiliated Computer Services, Inc. Class A (a)	1,300	65,143
Automatic Data Processing, Inc.	7,000	296,730
Cognizant Technology Solutions Corp. Class A (a)	3,900	112,437
Computer Sciences Corp. (a)	2,200	89,738
Convergys Corp. (a)	1,700	25,602
Electronic Data Systems Corp.	6,800	113,220
Fidelity National Information Services Inc.	2,300	87,722
Fiserv, Inc. (a)	2,200	105,798
Paychex, Inc.	4,300	147,318
The Western Union Co.	10,047	213,700
Total Systems Services, Inc.	2,677	63,338
Unisys Corp. (a)	4,700	20,821
		1,341,567
Office Electronics - 0.1%
Xerox Corp.	12,300	184,131
Semiconductor & Semiconductor Equipment - 2.4%
Advanced Micro Devices, Inc. (a)	8,100	47,709
Altera Corp.	4,100	75,563
Analog Devices, Inc.	3,900	115,128
Applied Materials, Inc.	18,100	353,131
Broadcom Corp. Class A (a)	6,250	120,438
Intel Corp.	77,400	1,639,332
KLA-Tencor Corp.	2,400	89,040
Linear Technology Corp.	3,000	92,070
LSI Corp. (a)	8,800	43,560
MEMC Electronic Materials, Inc. (a)	3,100	219,790
Microchip Technology, Inc.	2,500	81,825
Micron Technology, Inc. (a)	10,200	60,894
National Semiconductor Corp.	3,000	54,960
Novellus Systems, Inc. (a)	1,400	29,470
NVIDIA Corp. (a)	7,400	146,446
Teradyne, Inc. (a)	2,300	28,566
Texas Instruments, Inc.	17,700	500,379
Xilinx, Inc.	3,800	90,250
		3,788,551
Software - 3.4%
Adobe Systems, Inc. (a)	7,600	270,484
Autodesk, Inc. (a)	3,100	97,588
BMC Software, Inc. (a)	2,600	84,552
CA, Inc.	5,200	117,000
Citrix Systems, Inc. (a)	2,500	73,325
Compuware Corp. (a)	3,700	27,158
Electronic Arts, Inc. (a)	4,200	209,664
Intuit, Inc. (a)	4,400	118,844
Microsoft Corp.	107,100	3,039,498
Novell, Inc. (a)	4,700	29,563
Oracle Corp. (a)	52,900	1,034,724
Symantec Corp. (a)	11,294	187,706
		5,290,106
TOTAL INFORMATION TECHNOLOGY		24,175,995

MATERIALS - 3.5%
Chemicals - 2.0%
Air Products and Chemicals, Inc.	2,900	266,800
Ashland Inc.	700	33,110
E.I. du Pont de Nemours & Co.	12,000	561,120
Eastman Chemical Co.	1,100	68,695
Ecolab, Inc.	2,300	99,889
Hercules, Inc.	1,500	27,435
International Flavors & Fragrances, Inc.	1,100	48,455
Monsanto Co.	7,286	812,389
PPG Industries, Inc.	2,200	133,122
Praxair, Inc.	4,200	353,766
Rohm & Haas Co.	1,700	91,936
Sigma-Aldrich Corp.	1,700	101,405
The Dow Chemical Co.	12,600	464,310
		3,062,432
Construction Materials - 0.1%
Vulcan Materials Co.	1,500	99,600
Containers & Packaging - 0.1%
Ball Corp.	1,300	59,722
Bemis Co., Inc	1,300	33,059
Pactiv Corp. (a)	1,700	44,557
Sealed Air Corp.	2,200	55,550
		192,888
Metals & Mining - 1.1%
Alcoa, Inc.	10,900	393,054
Allegheny Technologies, Inc.	1,400	99,904
Freeport-McMoRan Copper & Gold, Inc.	5,076	488,413
Newmont Mining Corp.	6,100	276,330
Nucor Corp.	3,900	264,186
Titanium Metals Corp.	1,300	19,565
United States Steel Corp.	1,600	202,992
		1,744,444
Paper & Forest Products - 0.2%
International Paper Co.	5,700	155,040
MeadWestvaco Corp.	2,300	62,606
Weyerhaeuser Co.	2,800	182,112
		399,758
TOTAL MATERIALS		5,499,122

TELECOMMUNICATION SERVICES - 3.4%
Diversified Telecommunication Services - 3.1%
AT&T Inc.	80,778	3,093,798
CenturyTel, Inc.	1,400	46,536
Citizens Communications Co.	4,400	46,156
Embarq Corp.	2,051	82,245
Qwest Communications International, Inc.	20,600	93,318
Verizon Communications, Inc.	38,400	1,399,680
Windstream Corp.	6,096	72,847
		4,834,580
Wireless Telecommunication Services - 0.3%
American Tower Corp. Class A (a)	5,400	211,734
Sprint Nextel Corp.	38,132	255,103
		466,837
TOTAL TELECOMMUNICATION SERVICES		5,301,417

UTILITIES - 3.6%
Electric Utilities - 2.1%
Allegheny Energy, Inc.	2,200	111,100
American Electric Power Co., Inc.	5,400	224,802
Duke Energy Corp.	16,936	302,307
Edison International	4,400	215,688
Entergy Corp.	2,600	283,608
Exelon Corp.	8,800	715,176
FirstEnergy Corp.	4,100	281,342
FPL Group, Inc.	5,500	345,070
Pepco Holdings, Inc.	2,700	66,744
Pinnacle West Capital Corp.	1,300	45,604
PPL Corp.	5,000	229,600
Progress Energy, Inc.	3,500	145,950
The Southern Co.	10,200	363,222
		3,330,213
Gas Utilities - 0.1%
Nicor, Inc.	600	20,106
Questar Corp.	2,300	130,088
		150,194
Independent Power Producers & Energy Traders - 0.3%
Constellation Energy Group, Inc.	2,400	211,848
Dynegy Inc. Class A (a)	6,599	52,066
The AES Corp. (a)	9,000	150,030
		413,944
Multi-Utilities - 1.1%
Ameren Corp.	2,800	123,312
CenterPoint Energy, Inc.	4,400	62,788
CMS Energy Corp.	3,000	40,620
Consolidated Edison, Inc.	3,600	142,920
Dominion Resources Inc.	7,700	314,468
DTE Energy Co.	2,200	85,558
Integrys Energy Group, Inc.	1,012	47,200
NiSource, Inc.	3,700	63,788
PG&E Corp.	4,800	176,736
Public Service Enterprise Group, Inc.	6,800	273,292
Sempra Energy	3,500	186,480
TECO Energy, Inc.	2,800	44,660
Xcel Energy, Inc.	5,700	113,715
		1,675,537
TOTAL UTILITIES		5,569,888
TOTAL COMMON STOCKS (Cost $136,214,272)		$153,994,246

		Fair
EXCHANGE-TRADED FUNDS - 0.5%	Shares	Value
Standard & Poor's Depository Receipts (SPDRs)	6,225	$821,513
TOTAL EXCHANGE-TRADED FUNDS (Cost $822,646)		$821,513

Total Investments - 99.9% (Cost $137,036,918) (b)		$154,815,759
Other Assets in Excess of Liabilities - 0.1%		209,592
Net Assets - 100.0%		$155,025,351

Percentages are stated as a percent of net assets.
Footnotes:
(a) Non-income producing security.
(b) Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes.
See also Note 3 of the Notes to Schedule of Investments.

Schedule of Investments
March 31, 2008 (Unaudited)
Ohio National Fund, Inc. - Blue Chip Portfolio

		Fair
COMMON STOCKS - 96.8%	Shares	Value
CONSUMER DISCRETIONARY - 1.3%
Media - 1.3%
Regal Entertainment Group	14,980	$288,964
TOTAL CONSUMER DISCRETIONARY		288,964

CONSUMER STAPLES - 21.3%
Food Products - 9.0%
H.J. Heinz Co.	18,820	883,975
Kraft Foods, Inc. Class A	27,080	839,751
The Hershey Company	6,635	249,941
		1,973,667
Household Products - 0.8%
Kimberly-Clark Corp.	2,745	177,190
Tobacco - 11.5%
Altria Group, Inc.	11,450	254,190
Philip Morris International, Inc. (a)	11,450	579,141
Reynolds American, Inc.	13,270	783,328
UST, Inc.	16,175	881,861
		2,498,520
TOTAL CONSUMER STAPLES		4,649,377

ENERGY - 8.1%
Oil, Gas & Consumable Fuels - 8.1%
BP PLC - ADR	9,255	561,316
ENI SpA (b)	25,930	882,643
StatoilHydro ASA (b)	10,955	328,660
TOTAL ENERGY		1,772,619

FINANCIALS - 29.9%
Commercial Banks - 18.5%
BB&T Corp.	16,250	520,975
Comerica, Inc.	11,000	385,880
Fifth Third Bancorp	10,775	225,413
Lloyds TSB Group PLC (b)	92,755	828,713
SunTrust Banks Inc.	6,965	384,050
U.S. Bancorp	28,540	923,555
Wachovia Corp.	28,485	769,095
		4,037,681
Diversified Financial Services - 7.1%
Bank of America Corp.	24,360	923,488
ING Groep NV (b)	16,735	625,647
		1,549,135
Insurance - 2.3%
Arthur J. Gallagher & Co.	11,190	264,307
Mercury General Corp.	5,435	240,825
		505,132
Thrifts & Mortgage Finance - 2.0%
New York Community Bancorp, Inc.	24,190	440,742
TOTAL FINANCIALS		6,532,690

HEALTH CARE - 8.1%
Pharmaceuticals - 8.1%
Bristol-Myers Squibb Co.	25,300	538,890
GlaxoSmithKline PLC (b)	11,100	234,788
Pfizer, Inc.	47,660	997,524
TOTAL HEALTH CARE		1,771,202

INDUSTRIALS - 0.9%
Transportation Infrastructure - 0.9%
Macquarie Infrastructure Co. LLC	6,675	194,443
TOTAL INDUSTRIALS		194,443

TELECOMMUNICATION SERVICES - 11.6%
Diversified Telecommunication Services - 10.6%
BT Group PLC (b)	52,050	224,708
Citizens Communications Co.	33,315	349,474
Deutsche Telekom AG (b)	19,610	327,354
France Telecom SA (b)	7,900	265,405
Telstra Corp. (b)	74,525	300,444
Verizon Communications, Inc.	3,125	113,906
Windstream Corp.	62,410	745,800
		2,327,091
Wireless Telecommunication Services - 1.0%
Vodafone Group PLC - ADR	7,250	213,948
TOTAL TELECOMMUNICATION SERVICES		2,541,039

UTILITIES - 15.6%
Electric Utilities - 12.0%
Duke Energy Corp.	27,765	495,605
Enel SpA (b)	75,600	802,844
Pinnacle West Capital Corp.	8,365	293,444
Progress Energy, Inc.	14,610	609,237
The Southern Co.	11,770	419,130
		2,620,260
Multi-Utilities - 3.6%
Ameren Corp.	4,990	219,759
United Utilities PLC - ADR	21,025	577,086
		796,845
TOTAL UTILITIES		3,417,105
TOTAL COMMON STOCKS (COST $23,496,772)		$21,167,439

	Face	Fair
REPURCHASE AGREEMENTS - 2.6%	Amount	Value
U.S. Bank 1.500% 04/01/2008	$561,000	$561,000
Repurchase price $561,023
Collateralized by:
Federal Home Loan Mortgage Corp.
#G11649 4.500%, 02/01/2020
Fair Value: $572,224
TOTAL REPURCHASE AGREEMENTS (Cost $561,000)		$561,000

Total Investments - 99.4% (Cost $24,057,772) (c)		$21,728,439
Other Assets in Excess of Liabilities - 0.6%		136,148
Net Assets - 100.0%		$21,864,587

Percentages are stated as a percent of net assets.
Abbreviations:
ADR: American Depository Receipts
Footnotes:
(a) Non-income producing security.
(b) Security denominated in foreign currency and traded on a foreign exchange haa been subjected to fair value procedures approved by the Fund Board of Directors. These securities represent $4,821,206 or 22.1% of the Portfolio's net assets. As discussed in
Note 2 of the Notes to Schedule of Investments, not all investments are valued at an estimate of fair value that is different from the local close price. In some instances the independent fair valuation service uses the local close price because the confidence interval associated with a holding is below the 75% threshold.
(c) Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes.
See also Note 3 of the Notes to Schedule of Investments.

Schedule of Investments
March 31, 2008 (Unaudited)
Ohio National Fund, Inc. - High Income Bond Portfolio

	Face	Fair
CORPORATE BONDS - 96.0%	Amount	Value
CONSUMER DISCRETIONARY - 27.4%
Auto Components - 1.3%
Cooper-Standard Automotive Inc.
8.375%, 12/15/2014	$225,000	$171,563
Hawk Corp.
8.750%, 11/01/2014	100,000	102,000
Stanadyne Holdings, Inc.
0.000% to 08/15/2009 then
12.000% 02/15/2015	125,000	84,375
Stanadyne Corp.
10.000%, 08/15/2014	300,000	274,500
Tenneco, Inc.
8.625%, 11/15/2014	125,000	123,437
United Components, Inc.
9.375%, 06/15/2013	400,000	368,500
		1,124,375
Automobiles - 1.4%
Ford Motor Co.
7.450%, 07/16/2031	350,000	232,750
General Motors Corp.
7.400%, 09/01/2025	1,075,000	725,625
8.375%, 07/15/2033	275,000	195,250
		1,153,625
Distributors - 0.4%
Baker & Taylor Inc.
11.500%, 07/01/2013 (b)	400,000	362,500
Diversified Consumer Services - 1.0%
Education Management LLC/Education Management Finance Corp.
10.250%, 06/01/2016	525,000	420,000
Knowledge Learning Corp.
7.750%, 02/01/2015 (b)	425,000	399,500
		819,500
Hotels, Restaurants & Leisure - 6.6%
Dave & Buster's, Inc.
11.250%, 03/15/2014	275,000	251,625
Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp.
10.250%, 06/15/2015 (b)	325,000	230,750
Great Canadian Gaming Corp.
7.250%, 02/15/2015 (b)	400,000	382,500
Herbst Gaming, Inc.
7.000%, 11/15/2014	375,000	70,313
Indianapolis Downs LLC & Indiana Downs Capital Corp.
11.000%, 11/01/2012 (b)	375,000	328,125
15.500%, 11/01/2013 (b)	75,000	71,625
Jacobs Entertainment, Inc.
9.750%, 06/15/2014	325,000	245,375
Mandalay Resort Group
9.375%, 02/15/2010	190,000	196,650
MGM Mirage Inc.
8.500%, 09/15/2010	75,000	77,812
8.375%, 02/01/2011	100,000	100,750
5.875%, 02/27/2014	525,000	451,500
7.500%, 06/01/2016	325,000	294,125
MTR Gaming Group, Inc.
9.750%, 04/01/2010	100,000	97,000
9.000%, 06/01/2012	275,000	240,625
Penn National Gaming Inc.
6.750%, 03/01/2015	400,000	365,000
Royal Caribbean Cruises Ltd.
7.000%, 06/15/2013	75,000	70,509
7.250%, 06/15/2016	275,000	252,389
San Pasqual Casino Development Group
8.000%, 09/15/2013 (b)	250,000	234,375
Seminole Hard Rock International Inc./Seminole Hard Rock International LLC
5.300%, 03/15/2014 (b) (c)	250,000	199,375
Shingle Springs Tribal Gaming Authority
9.375%, 06/15/2015 (b)	325,000	289,250
Station Casinos, Inc.
7.750%, 08/15/2016	100,000	81,000
Tunica-Biloxi Gaming Authority
9.000%, 11/15/2015 (b)	200,000	195,000
Universal City Development Partners, Ltd./UCDP Finance, Inc.
11.750%, 04/01/2010	200,000	206,000
Universal City Florida Holding Co. I/II
7.989%, 05/01/2010 (c)	225,000	219,375
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
6.625%, 12/01/2014	425,000	411,188
		5,562,236
Household Durables - 1.6%
American Greetings Corp.
7.375%, 06/01/2016	325,000	324,187
Da-Lite Screen Co, Inc.
9.500%, 05/15/2011	150,000	137,250
Jarden Corp.
7.500%, 05/01/2017	425,000	374,000
Norcraft Companies L.P./Norcraft Capital Corp.
0.000% to 09/01/2008 then
9.750% 09/01/2012	150,000	132,000
Sealy Mattress Co.
8.250%, 06/15/2014	450,000	378,000
		1,345,437
Leisure Equipment & Products - 2.2%
True Temper Sports, Inc.
8.375%, 09/15/2011	275,000	166,375
Visant Holding Corp.
7.625%, 10/01/2012	875,000	855,313
0.000% to 12/01/2008 then
10.250% 12/01/2013	250,000	235,000
8.750%, 12/01/2013	600,000	564,000
		1,820,688
Media - 10.8%
AAC Group Holding Corp.
0.000% to 10/01/2008 then
10.250% 10/01/2012	350,000	285,250
Affinity Group, Holding Inc.
9.000%, 02/15/2012	175,000	162,531
10.875%, 02/15/2012	225,490	206,323
American Achievement Corp.
8.250%, 04/01/2012	275,000	246,813
American Achievement Group Holding Corp.
14.750%, 10/01/2012	118,857	93,897
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp.
10.250%, 09/15/2010	650,000	594,750
Cinemark, Inc.
0.000% to 03/15/2009 then
9.750% 03/15/2014	425,000	384,625
CSC Holdings, Inc.
7.250%, 07/15/2008	150,000	150,375
8.125%, 08/15/2009	200,000	202,500
Dex Media West LLC/Dex Media Finance Co.
9.875%, 08/15/2013	297,000	259,133
Dex Media, Inc.
0.000% to 11/15/2008 then
9.000% 11/15/2013	275,000	199,375
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
8.375%, 03/15/2013	325,000	331,094
6.375%, 06/15/2015	200,000	187,500
EchoStar DBS Corp.
6.625%, 10/01/2014	325,000	296,563
Idearc, Inc.
8.000%, 11/15/2016	625,000	407,812
Intelsat Jackson Holdings, Ltd.
11.250%, 06/15/2016	800,000	815,000
Intelsat Corp.
9.000%, 08/15/2014	82,000	83,025
Intelsat Intermediate Holding Co., Ltd.
0.000% to 02/01/2010 then
9.250% 02/01/2015	675,000	577,125
Intelsat Subsidiary Holding Co. Ltd.
8.625%, 01/15/2015	200,000	202,500
Kabel Deutschland GmbH
10.625%, 07/01/2014	325,000	320,531
Lamar Media Corp.
7.250%, 01/01/2013	50,000	47,750
6.625%, 08/15/2015	125,000	110,625
6.625%, 08/15/2015	150,000	132,750
6.625%, 08/15/2015	275,000	243,375
MediMedia USA Inc.
11.375%, 11/15/2014 (b)	375,000	388,125
Quebecor Media, Inc.
7.750%, 03/15/2016	225,000	206,438
7.750%, 03/15/2016 (b)	325,000	298,187
R.H. Donnelley Finance Corp.
6.875%, 01/15/2013	125,000	76,875
6.875%, 01/15/2013	250,000	153,750
8.875%, 01/15/2016	150,000	95,625
8.875%, 10/15/2017 (b)	450,000	283,500
Rainbow National Services LLC
10.375%, 09/01/2014 (b)	114,000	121,410
The Reader's Digest Association, Inc.
9.000%, 02/15/2017 (b)	525,000	353,062
Univision Communications Inc.
9.750%, 03/15/2015 (b)	275,000	167,750
Videotron Ltee
6.375%, 12/15/2015	100,000	88,000
Truvo Subsidiary Corp.
8.375%, 12/01/2014 (b) (f)	400,000	300,000
		9,073,944
Specialty Retail - 2.1%
AutoNation, Inc.
6.258%, 04/15/2013 (c)	100,000	82,500
7.000%, 04/15/2014	250,000	223,125
Claire's Stores Inc.
10.500%, 06/01/2017	400,000	178,000
FTD, Inc.
7.750%, 02/15/2014	375,000	331,875
NBC Acquisition Corp.
11.000%, 03/15/2013	350,000	317,625
Nebraska Book Co., Inc.
8.625%, 03/15/2012	425,000	382,500
Penske Auto Group, Inc.
7.750%, 12/15/2016	275,000	239,250
		1,754,875
TOTAL CONSUMER DISCRETIONARY		23,017,180

CONSUMER STAPLES - 8.0%
Beverages - 0.6%
Constellation Brands, Inc.
8.375%, 12/15/2014	150,000	155,250
7.250%, 09/01/2016	175,000	171,062
7.250%, 05/15/2017	150,000	146,250
		472,562
Food & Staples Retailing - 1.1%
Couche-Tard U.S. L.P./Couche-Tard Finance Corp.
7.500%, 12/15/2013	550,000	551,375
General Nutrition Centers, Inc.
7.199%, 03/15/2014 (c)	425,000	357,000
		908,375
Food Products - 5.7%
ASG Consolidated LLC/ASG Finance Inc.
0.000% to 11/01/2008 then
11.500% 11/01/2011	600,000	543,000
B&G Foods Inc.
8.000%, 10/01/2011	650,000	632,125
Dean Foods Co.
7.000%, 06/01/2016	550,000	484,000
Del Monte Corp.
6.750%, 02/15/2015	350,000	336,875
Eurofresh, Inc.
11.500%, 01/15/2013 (b)	275,000	162,250
Michael Foods, Inc.
8.000%, 11/15/2013	700,000	686,000
Pierre Foods, Inc.
9.875%, 07/15/2012	275,000	152,625
Pilgrim's Pride Corp.
8.375%, 05/01/2017	475,000	420,375
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp.
9.250%, 04/01/2015	250,000	222,500
10.625%, 04/01/2017	300,000	256,500
Reddy Ice Holdings, Inc.
0.000% to 11/01/2008 then
10.500% 11/01/2012	550,000	451,000
Smithfield Foods, Inc.
8.000%, 10/15/2009	100,000	102,000
7.750%, 05/15/2013	125,000	124,375
7.750%, 07/01/2017	225,000	220,500
		4,794,125
Tobacco - 0.6%
Reynolds American Inc.
7.750%, 06/01/2018	500,000	528,259
TOTAL CONSUMER STAPLES		6,703,321

ENERGY - 8.9%
Energy Equipment & Services - 1.0%
Basic Energy Services, Inc.
7.125%, 04/15/2016	425,000	406,937
CGG-Veritas
7.750%, 05/15/2017	250,000	255,000
Complete Production Services Inc.
8.000%, 12/15/2016	225,000	217,125
		879,062
Oil, Gas & Consumable Fuels - 7.9%
Chesapeake Energy Corp.
7.500%, 09/15/2013	325,000	336,375
6.875%, 01/15/2016	100,000	99,500
6.875%, 11/15/2020	450,000	438,750
El Paso Corp.
7.800%, 08/01/2031	225,000	232,141
Forest Oil Corp.
7.250%, 06/15/2019	275,000	281,188
Hilcorp Energy I LP/Hilcorp Finance Co.
7.750%, 11/01/2015 (b)	400,000	377,000
Holly Energy Partners L.P.
6.250%, 03/01/2015	475,000	433,438
Inergy L.P./Inergy Finance Corp.
6.875%, 12/15/2014	575,000	563,500
Pacific Energy Partners L.P./Pacific Energy Finance Corp.
7.125%, 06/15/2014	100,000	105,930
6.250%, 09/15/2015	100,000	99,538
Petroplus Finance Ltd.
6.750%, 05/01/2014 (b)	75,000	68,812
7.000%, 05/01/2017 (b)	225,000	201,937
Pioneer Natural Resources Co.
6.875%, 05/01/2018	300,000	285,747
Plains Exploration & Production Co.
7.750%, 06/15/2015	450,000	451,125
7.000%, 03/15/2017	125,000	120,625
Range Resources Corp.
7.375%, 07/15/2013	125,000	127,500
6.375%, 03/15/2015	100,000	98,500
7.500%, 05/15/2016	150,000	154,500
Regency Energy Partners LP/Regency Energy Finance Corp.
8.375%, 12/15/2013	338,000	346,450
Southern Star Central Corp.
6.750%, 03/01/2016	225,000	217,125
Southwestern Energy Co.
7.500%, 02/01/2018 (b)	150,000	156,000
Tennessee Gas Pipeline Co.
8.375%, 06/15/2032	560,000	638,786
Williams Cos., Inc.
7.625%, 07/15/2019	450,000	482,625
7.875%, 09/01/2021	250,000	272,188
		6,589,280
TOTAL ENERGY		7,468,342

FINANCIALS - 5.6%
Capital Markets - 0.5%
Nuveen Investments, Inc.
10.500%, 11/15/2015 (b)	500,000	431,250
Consumer Finance - 2.8%
Ford Motor Credit Co. LLC
9.875%, 08/10/2011	225,000	200,781
7.250%, 10/25/2011	375,000	308,261
7.127%, 01/13/2012 (c)	550,000	407,189
8.000%, 12/15/2016	450,000	352,769
GMAC LLC
6.875%, 09/15/2011	1,000,000	765,910
8.000%, 11/01/2031	425,000	305,243
		2,340,153
Real Estate Investment Trusts - 1.7%
Host Hotels & Resorts LP
7.125%, 11/01/2013	200,000	197,000
6.875%, 11/01/2014	150,000	143,625
6.375%, 03/15/2015	175,000	163,625
6.750%, 06/01/2016	100,000	94,000
Ventas Realty L.P./Ventas Capital Corp.
6.625%, 10/15/2014	475,000	470,250
7.125%, 06/01/2015	175,000	174,563
6.500%, 06/01/2016	75,000	72,750
6.750%, 04/01/2017	125,000	122,812
		1,438,625
Real Estate Management & Development - 0.6%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
7.125%, 02/15/2013	250,000	228,125
HRP Myrtle Beach Operations LLC/HRP Myrtle Beach Capital Corp.
9.894%, 04/01/2012 (b)(c)	275,000	245,438
		473,563
TOTAL FINANCIALS		4,683,591

HEALTH CARE - 8.0%
Health Care Equipment & Supplies - 1.5%
Accellent, Inc.
10.500%, 12/01/2013	325,000	261,625
Bausch & Lomb, Inc.
9.875%, 11/01/2015 (b)	200,000	204,000
LVB Acquisition Merger Sub Inc.
10.375%, 10/15/2017 (b)	75,000	78,188
11.625%, 10/15/2017 (b)	350,000	351,750
VWR Funding, Inc.
10.250%, 07/15/2015	425,000	397,375
		1,292,938
Health Care Providers & Services - 6.2%
AMR HoldCo, Inc./EmCare Holdco, Inc.
10.000%, 02/15/2015	250,000	266,875
CRC Health Corp.
10.750%, 02/01/2016	325,000	307,125
HCA, Inc.
9.250%, 11/15/2016	475,000	494,000
9.625%, 11/15/2016	1,125,000	1,170,000
7.500%, 11/06/2033	225,000	174,937
National Mentor Holdings, Inc.
11.250%, 07/01/2014	425,000	437,750
Omnicare, Inc.
6.875%, 12/15/2015	375,000	328,125
Psychiatric Solutions, Inc.
7.750%, 07/15/2015	250,000	250,000
United Surgical Partners International Inc.
9.250%, 05/01/2017	425,000	395,250
Universal Hospital Services Inc.
8.288%, 06/01/2015 (c)	150,000	134,250
8.500%, 06/01/2015	75,000	75,375
Vanguard Health Holding Co. I LLC
9.000%, 10/01/2014	375,000	362,813
0.000% to 10/01/2009 then
11.250% 10/01/2015	75,000	57,750
Viant Holdings Inc.
10.125%, 07/15/2017 (b)	456,000	371,640
Yankee Acquisition Corp.
9.750%, 02/15/2017	450,000	360,000
		5,185,890
Life Sciences Tools & Services - 0.3%
Bio-Rad Laboratories, Inc.
6.125%, 12/15/2014	275,000	264,000
TOTAL HEALTH CARE		6,742,828

INDUSTRIALS - 13.7%
Aerospace & Defense - 2.6%
Alliant Techsystems, Inc.
6.750%, 04/01/2016	350,000	342,125
DRS Technologies, Inc.
6.625%, 02/01/2016	200,000	196,500
Hawker Beechcraft Acquisition Co. LLC / Hawker Beechcraft Notes Co.
8.875%, 04/01/2015	225,000	231,187
9.750%, 04/01/2017	200,000	200,000
L-3 Communications Corp.
6.125%, 07/15/2013	100,000	98,250
6.125%, 01/15/2014	500,000	490,000
5.875%, 01/15/2015	100,000	96,250
6.375%, 10/15/2015	225,000	221,063
TransDigm, Inc.
7.750%, 07/15/2014	325,000	326,625
		2,202,000
Air Freight & Logistics - 0.4%
CEVA Group plc
10.000%, 09/01/2014 (b)	350,000	340,375
Building Products - 0.4%
Nortek, Inc.
8.500%, 09/01/2014	150,000	111,750
NTK Holdings, Inc.
0.000% to 09/01/2009 then
10.750% 03/01/2014	75,000	36,750
Panolam Industries International Inc.
10.750%, 10/01/2013	225,000	175,500
		324,000
Commercial Services & Supplies - 5.1%
Allied Waste North America, Inc.
7.125%, 05/15/2016	725,000	726,812
ARAMARK Corp.
6.739%, 02/01/2015 (c)	250,000	221,875
8.500%, 02/01/2015	375,000	377,813
Browning-Ferris Industries Inc.
9.250%, 05/01/2021	150,000	156,000
Deluxe Corp.
5.125%, 10/01/2014	200,000	164,250
7.375%, 06/01/2015	175,000	164,063
Global Cash Access LLC/Global Cash Finance Corp.
8.750%, 03/15/2012	281,000	277,488
Norcross Safety Products LLC/Norcross Capital Corp.
9.875%, 08/15/2011	100,000	103,250
RSC Equipment Rental, Inc/ RSC Holdings III, LLC
9.500%, 12/01/2014	500,000	420,000
Safety Products Holdings, Inc.
11.750%, 01/01/2012	205,216	218,555
SGS International, Inc.
12.000%, 12/15/2013	525,000	455,437
US Investigations Services, Inc.
10.500%, 11/01/2015 (b)	225,000	184,500
11.750%, 05/01/2016 (b)	225,000	168,750
West Corp.
9.500%, 10/15/2014	175,000	157,500
11.000%, 10/15/2016	600,000	510,000
		4,306,293
Electrical Equipment - 1.7%
Baldor Electric Co.
8.625%, 02/15/2017	350,000	348,250
Belden, Inc.
7.000%, 03/15/2017	300,000	291,000
General Cable Corp.
7.104%, 04/01/2015 (c)	325,000	281,937
7.125%, 04/01/2017	100,000	96,000
Sensus Metering Systems Inc.
8.625%, 12/15/2013	225,000	214,875
Superior Essex Communications LLC/Essex Group Inc.
9.000%, 04/15/2012	175,000	169,313
		1,401,375
Machinery - 1.6%
ALH Finance LLC/ALH Finance Corp.
8.500%, 01/15/2013	475,000	434,625
Esco Corp.
8.625%, 12/15/2013 (b)	250,000	243,750
6.675%, 12/15/2013 (b)(c)	75,000	64,875
Mueller Water Products, Inc.
7.375%, 06/01/2017	150,000	130,125
SPX Corp.
7.625%, 12/15/2014 (b)	225,000	232,031
Valmont Industries, Inc.
6.875%, 05/01/2014	275,000	272,250
		1,377,656
Marine - 0.4%
Stena AB
7.500%, 11/01/2013	100,000	99,125
7.000%, 12/01/2016	275,000	262,625
		361,750
Road & Rail - 0.8%
Hertz Corp.
8.875%, 01/01/2014	400,000	381,000
10.500%, 01/01/2016	300,000	282,375
		663,375
Trading Companies & Distributors - 0.7%
American Tire Distributors Holdings Inc.
10.750%, 04/01/2013	200,000	192,000
Interline Brands, Inc.
8.125%, 06/15/2014	375,000	360,000
		552,000
TOTAL INDUSTRIALS		11,528,824

INFORMATION TECHNOLOGY - 6.0%
Computers & Peripherals - 0.5%
Seagate Technology HDD Holdings
6.800%, 10/01/2016	350,000	335,125
Smart Modular Technologies, Inc.
10.229%, 04/01/2012 (c)	114,000	112,290
		447,415
IT Services - 3.4%
Ceridian Corp.
11.250%, 11/15/2015 (b)	325,000	278,688
CompuCom Systems, Inc.
12.500%, 10/01/2015 (b)	400,000	373,000
First Data Corp.
9.875%, 09/24/2015 (b)	450,000	370,687
Intergen NV
9.000%, 06/30/2017 (b)	475,000	498,750
iPayment, Inc.
9.750%, 05/15/2014	225,000	200,812
SunGard Data Systems, Inc.
9.125%, 08/15/2013	350,000	355,250
10.250%, 08/15/2015	550,000	555,500
Unisys Corp.
12.500%, 01/15/2016	225,000	224,438
		2,857,125
Office Electronics - 0.1%
Xerox Corp.
7.625%, 06/15/2013	100,000	103,393
Semiconductor & Semiconductor Equipment - 0.4%
Freescale Semiconductor, Inc.
8.875%, 12/15/2014	375,000	295,312
Software - 1.6%
Activant Solutions, Inc.
9.500%, 05/01/2016	400,000	338,000
Open Solutions, Inc.
9.750%, 02/01/2015 (b)	350,000	273,000
Serena Software, Inc.
10.375%, 03/15/2016	375,000	347,344
SS&C Technologies, Inc.
11.750%, 12/01/2013	350,000	349,125
		1,307,469
TOTAL INFORMATION TECHNOLOGY		5,010,714

MATERIALS - 8.3%
Chemicals - 3.6%
LyondellBasell Industries AF SCA
8.375%, 08/15/2015 (b)	300,000	220,500
Chemtura Corp.
6.875%, 06/01/2016	350,000	313,250
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC
9.750%, 11/15/2014	450,000	484,875
Invista
9.250%, 05/01/2012 (b)	275,000	282,562
Koppers Inc.
9.875%, 10/15/2013	251,000	264,805
Nalco Finance Holdings LLC/Nalco Finance Holdings Inc.
0.000% to 02/01/2009 then
9.000% 02/01/2014	66,000	59,730
Nalco Co.
7.750%, 11/15/2011	125,000	127,188
8.875%, 11/15/2013	425,000	438,813
Terra Capital, Inc.
7.000%, 02/01/2017	525,000	520,406
The Mosaic Co.
7.875%, 12/01/2016 (b)	175,000	189,000
Union Carbide Chemical & Plastics Co, Inc.
7.875%, 04/01/2023	100,000	100,169
Union Carbide Corp.
7.500%, 06/01/2025	50,000	49,706
		3,051,004
Containers & Packaging - 2.9%
Ball Corp.
6.875%, 12/15/2012	150,000	153,375
6.625%, 03/15/2018	250,000	248,750
Berry Plastic Holdings Corp.
8.875%, 09/15/2014	375,000	329,063
Crown Americas LLC/Crown Americas Capital Corp.
7.750%, 11/15/2015	600,000	619,500
Graphic Packaging International Corp.
9.500%, 08/15/2013	550,000	530,750
Owens-Brockway Glass Container Inc.
8.250%, 05/15/2013	325,000	338,000
6.750%, 12/01/2014	125,000	125,000
Rock-Tenn Co.
9.250%, 03/15/2016 (b)	50,000	52,000
Russell-Stanley Holdings, Inc. (Acquired 11/20/2001 and 05/30/2005,
Cost $4,325)
9.000%, 11/30/2008 (a) (b) (d) (e) (f)	3,643	423
		2,396,861
Metals & Mining - 1.2%
Aleris International, Inc.
9.000%, 12/15/2014	175,000	128,625
10.000%, 12/15/2016	250,000	160,000
Compass Minerals International, Inc.
0.000% to 06/01/2008 then
12.000% 06/01/2013	100,000	105,000
Freeport-McMoRan Copper & Gold, Inc.
8.375%, 04/01/2017	400,000	425,500
Novelis, Inc.
7.250%, 02/15/2015	209,000	186,010
		1,005,135
Paper & Forest Products - 0.6%
NewPage Corp.
10.000%, 05/01/2012 (b)	100,000	102,000
12.000%, 05/01/2013	425,000	428,187
		530,187
TOTAL MATERIALS		6,983,187

TELECOMMUNICATION SERVICES - 5.1%
Diversified Telecommunication Services - 2.2%
Citizens Communications Co.
9.000%, 08/15/2031	100,000	88,000
Fairpoint Communications Inc.
13.125%, 04/01/2018 (b)	325,000	313,625
Qwest Corp.
8.875%, 03/15/2012	975,000	999,375
Valor Telecommunications Enterprises, LLC/Valor Telecommunications Finance Corp.
7.750%, 02/15/2015	100,000	102,240
Windstream Corp.
8.625%, 08/01/2016	300,000	296,250
		1,799,490
Wireless Telecommunication Services - 2.9%
ALLTEL Communications Inc.
10.375%, 12/01/2017 (b)	300,000	247,500
Centennial Communications Corp.
10.479%, 01/01/2013 (c)	275,000	240,625
10.000%, 01/01/2013	125,000	116,875
8.125%, 02/01/2014	100,000	95,000
Digicel Group Ltd.
9.125%, 01/15/2015 (b)	337,000	278,867
Digicel Ltd.
9.250%, 09/01/2012 (b)	200,000	199,500
MetroPCS Wireless, Inc.
9.250%, 11/01/2014	400,000	370,000
Nextel Communications, Inc.
7.375%, 08/01/2015	275,000	211,895
Rogers Wireless Inc.
8.000%, 12/15/2012	100,000	104,000
6.375%, 03/01/2014	500,000	496,333
US Unwired, Inc.
10.000%, 06/15/2012	100,000	92,754
		2,453,349
TOTAL TELECOMMUNICATION SERVICES		4,252,839

UTILITIES - 5.0%
Electric Utilities - 2.3%
Edison Mission Energy
7.750%, 06/15/2016	425,000	439,875
7.000%, 05/15/2017	425,000	425,000
Nevada Power Co.
6.500%, 05/15/2018	175,000	179,366
Sierra Pacific Resources
6.750%, 08/15/2017	275,000	266,569
Texas Competitive Electric Holdings Co. LLC
10.250%, 11/01/2015 (b)	400,000	400,500
10.250%, 11/01/2015 (b)	250,000	250,312
		1,961,623
Gas Utilities - 0.6%
AmeriGas Partners L.P.
7.250%, 05/20/2015	150,000	148,500
7.125%, 05/20/2016	400,000	394,000
		542,500
Independent Power Producers & Energy Traders - 1.9%
Dynegy Holdings Inc.
7.750%, 06/01/2019	550,000	517,000
Energy Future Holdings Corp.
10.875%, 11/01/2017 (b)	100,000	101,500
NRG Energy, Inc.
7.250%, 02/01/2014	300,000	297,000
7.375%, 02/01/2016	450,000	442,125
7.375%, 01/15/2017	200,000	195,000
		1,552,625
Multi-Utilities - 0.2%
FPL Energy National Wind Portfolio
6.125%, 03/25/2019 (b)	79,737	79,080
Teco Energy Finance, Inc.
6.750%, 05/01/2015 (b)	50,000	51,861
		130,940
TOTAL UTILITIES		4,187,688
TOTAL CORPORATE BONDS (Cost $87,229,086)		$80,578,514

		Fair
COMMON STOCKS - 0.0%	Shares	Value
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Virgin Media, Inc.	507	$7,134
TOTAL COMMON STOCKS (Cost $3,640)		$7,134

	Underlying	Fair
WARRANTS - 0.0%	Shares	Value
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
XM Satellite Radio Holdings Inc.
Expiration: March 2010, Exercise Price: $45.24 (a)	50	$50
TOTAL CONSUMER DISCRETIONARY		50

INDUSTRIALS - 0.0%
Building Products - 0.0%
Neenah Enterprises, Inc.
Expiration: September 2013, Exercise Price: $0.05
(Acquired 10/09/2003, Cost $0) (a) (b) (e) (f)	1,989	2
TOTAL INDUSTRIALS		2
TOTAL WARRANTS (Cost $0)		52

	Face	Fair
REPURCHASE AGREEMENTS - 2.0%	Amount	Value
U.S. Bank 1.500% 04/01/2008	$1,646,000	$1,646,000
Repurchase price $1,646,069
Collateralized by:
Federal Home Loan Mortgage Corp.
#G11649 4.500%, 02/01/2020
Fair Value: $1,678,932
TOTAL REPURCHASE AGREEMENTS (Cost $1,646,000)		$1,646,000

Total Investments - 98.0% (Cost $88,878,726) (g)		$82,231,700
Other Assets in Excess of Liabilities - 2.0%		1,685,672
Net Assets - 100.0%		$83,917,372

Percentages are stated as a percent of net assets.
Footnotes:
(a) Non-income producing security.
(b) Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At March 31, 2008, the value of these securities totaled $13,050,937 or 15.6% of the Portfolio's net assets. Unless otherwise noted by (e) below, these securities were deemed liquid pursuant to procedures approved by the Board of Directors.
(c) Security is a variable rate instrument in which the coupon rate is adjusted quarterly or semi-annually in concert with U.S. LIBOR.
Interest rates stated are those in effect at March 31, 2008.
(d) Represents a security that is in default.
(e) Represents a security deemed to be illiquid. At March 31, 2008, the value of illiquid securities in the Portfolio totaled $423 or 0.001% of the Portfolio's net assets.
(f) Market quotations for these investments were not readily available at March 31, 2008. As discussed in Note 2 of the
Notes to Schedule of Investments, prices for theses issues were derived from estimates of fair market value using methods determined in good faith by the Fund's Pricing Committee under the supervision of the Board. At March 31, 2008, the value of these securities totaled $300,425 or 0.4% of the Portfolio's net assets.
(g) Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes. See also
Note 3 of the Notes to Schedule of Investments.

Schedule of Investments
March 31, 2008 (Unaudited)
Ohio National Fund, Inc. - Capital Growth Portfolio

		Fair
COMMON STOCKS - 95.4%	Shares	Value
CONSUMER DISCRETIONARY - 14.0%
Diversified Consumer Services - 1.2%
American Public Education Inc. (a)	10,500	$318,885
K12, Inc. (a)	4,055	79,437
		398,322
Hotels, Restaurants & Leisure - 6.6%
BJ's Restaurants, Inc. (a)	24,295	350,091
Carrols Restaurant Group Inc. (a)	24,265	216,687
Red Robin Gourmet Burgers, Inc. (a)	11,895	446,895
The Cheesecake Factory Inc. (a)	27,675	603,038
WMS Industries, Inc. (a)	16,200	582,714
		2,199,425
Household Durables - 2.1%
Universal Electronics, Inc. (a)	29,400	711,774
Internet & Catalog Retail - 0.2%
U.S. Auto Parts Network, Inc. (a)	16,475	52,720
Media - 1.1%
Entravision Communications Corp. Class A (a)	45,250	301,365
Lions Gate Entertainment Corp. (a)	8,165	79,609
		380,974
Specialty Retail - 1.4%
Genesco, Inc. (a)	19,685	454,920
Textiles, Apparel & Luxury Goods - 1.4%
Volcom, Inc. (a)	23,660	478,169
TOTAL CONSUMER DISCRETIONARY		4,676,304

CONSUMER STAPLES - 0.6%
Personal Products - 0.6%
Physicians Formula Holdings, Inc. (a)	23,275	207,613
TOTAL CONSUMER STAPLES		207,613

ENERGY - 8.4%
Energy Equipment & Services - 7.4%
Core Laboratories N.V. (a)	2,390	285,127
Lufkin Industries, Inc.	17,110	1,091,960
OYO Geospace Corp. (a)	24,120	1,095,530
		2,472,617
Oil, Gas & Consumable Fuels - 1.0%
Petroleum Development Corp. (a)	4,740	328,340
TOTAL ENERGY		2,800,957

FINANCIALS - 8.5%
Capital Markets - 3.2%
FCStone Group, Inc. (a)	14,827	410,708
Greenhill & Co, Inc.	2,570	178,769
Investment Technology Group, Inc. (a)	10,225	472,191
		1,061,668
Consumer Finance - 4.1%
Cash America International, Inc.	37,825	1,376,830
Insurance - 1.2%
American Safety Insurance Holdings Ltd. (a)	10,100	172,710
First Mercury Financial Corp. (a)	13,920	242,347
		415,057
TOTAL FINANCIALS		2,853,555

HEALTH CARE - 18.5%
Biotechnology - 1.6%
Cubist Pharmaceuticals, Inc. (a)	14,005	257,972
Myriad Genetics, Inc. (a)	6,715	270,547
		528,519
Health Care Equipment & Supplies - 7.6%
American Medical Systems Holdings, Inc. (a)	55,365	785,629
Cutera, Inc. (a)	24,355	328,062
Hansen Medical, Inc. (a)	9,575	134,625
Mentor Corp.	13,410	344,905
SurModics, Inc. (a)	9,525	398,907
Thoratec Corp. (a)	37,455	535,232
		2,527,360
Health Care Providers & Services - 3.3%
Animal Health International Inc. (a)	38,175	417,635
Centene Corp. (a)	35,360	492,918
MWI Veterinary Supply, Inc. (a)	5,735	202,216
		1,112,769
Health Care Technology - 3.7%
Eclipsys Corp. (a)	53,760	1,054,234
Vital Images, Inc. (a)	12,255	181,619
		1,235,853
Life Sciences Tools & Services - 2.3%
ICON plc - ADR (a)	12,055	782,249
TOTAL HEALTH CARE		6,186,750

INDUSTRIALS - 16.9%
Building Products - 2.2%
Ameron International Corp.	7,750	724,857
Commercial Services & Supplies - 6.2%
Corrections Corp. of America (a)	17,144	471,803
School Specialty, Inc. (a)	12,445	392,515
The GEO Group Inc. (a)	28,040	797,458
Waste Connections, Inc. (a)	13,458	413,699
		2,075,475
Construction & Engineering - 1.3%
Northwest Pipe Co. (a)	10,705	454,855
Electrical Equipment - 1.8%
General Cable Corp. (a)	10,055	593,949
Machinery - 5.2%
Bucyrus International, Inc. Class A	10,942	1,112,255
CIRCOR International, Inc.	5,760	266,400
RBC Bearings, Inc. (a)	9,640	357,933
		1,736,588
Marine - 0.2%
Ultrapetrol Bahamas Ltd. (a)	6,520	66,765
TOTAL INDUSTRIALS		5,652,489

INFORMATION TECHNOLOGY - 23.9%
Communications Equipment - 2.5%
EMS Technologies, Inc. (a)	21,930	595,180
Ixia (a)	29,200	226,592
		821,772
Computers & Peripherals - 1.9%
Compellent Technologies, Inc. (a)	34,050	425,625
Netezza Corp. (a)	22,175	209,997
		635,622
Electronic Equipment & Instruments - 4.7%
Coherent, Inc. (a)	37,065	1,036,708
Dolby Laboratories, Inc. Class A (a)	15,080	546,801
		1,583,509
Internet Software & Services - 3.4%
CNET Networks, Inc. (a)	50,965	361,852
Greenfield Online, Inc. (a)	20,215	239,750
Internet Capital Group, Inc. (a)	24,230	253,688
Switch & Data Facilities Co. (a)	26,900	274,649
		1,129,939
IT Services - 0.9%
Global Cash Access Holdings, Inc. (a)	49,985	292,912
Semiconductor & Semiconductor Equipment - 1.8%
Advanced Energy Industries, Inc. (a)	21,005	278,526
Eagle Test Systems, Inc. (a)	30,120	316,260
		594,786
Software - 8.7%
ACI Worldwide, Inc. (a)	15,415	307,067
Ansys, Inc. (a)	19,805	683,669
FactSet Research Systems, Inc.	8,707	469,046
Giant Interactive Group, Inc. - ADR (a)	19,520	246,928
Quality Systems, Inc.	15,365	458,952
The9 Ltd. - ADR (a)	10,495	215,147
TIBCO Software, Inc. (a)	76,970	549,566
		2,930,375
TOTAL INFORMATION TECHNOLOGY		7,988,915

MATERIALS - 4.6%
Chemicals - 2.4%
Quaker Chemical Corp.	12,120	379,235
Terra Industries, Inc. (a)	12,340	438,440
		817,675
Construction Materials - 2.2%
Texas Industries, Inc.	12,300	739,353
TOTAL MATERIALS		1,557,028
TOTAL COMMON STOCKS (Cost $31,140,257)		$31,923,611

	Face	Fair
REPURCHASE AGREEMENTS - 7.2%	Amount	Value
U.S. Bank 1.500% 04/01/2008	$2,413,000	$2,413,000
Repurchase price $2,413,101
Collateralized by:
Federal Home Loan Mortgage Corp.
#G11649 4.500%, 02/01/2020
Fair Value: $2,461,278
TOTAL REPURCHASE AGREEMENTS (Cost $2,413,000)		$2,413,000

Total Investments - 102.6% (Cost $33,553,257) (b)		$34,336,611
Liabilities in Excess of Other Assets - (2.6)%		(862,697)
Net Assets - 100.0%		$33,473,914

Percentages are stated as a percent of net assets.
Abbreviations:
ADR: American Depository Receipts

Footnotes:
(a) Non-income producing security.
(b) Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes. See also Note 3 of the Notes to Schedule of Investments.

Schedule of Investments
March 31, 2008 (Unaudited)
Ohio National Fund, Inc. - Nasdaq-100 Index Portfolio

		Fair
COMMON STOCKS - 93.4%	Shares	Value
CONSUMER DISCRETIONARY - 11.7%
Diversified Consumer Services - 0.4%
Apollo Group, Inc. Class A (a)	4,475	$193,320
Hotels, Restaurants & Leisure - 1.9%
Starbucks Corp. (a)	26,600	465,500
Wynn Resorts Ltd.	3,250	327,080
		792,580
Household Durables - 0.7%
Garmin Ltd.	5,300	286,253
Internet & Catalog Retail - 2.5%
Amazon.com Inc. (a)	7,300	520,490
Expedia, Inc. (a)	7,400	161,986
IAC/InterActive (a)	7,602	157,818
Liberty Media Corp. - Interactive (a)	14,400	232,416
		1,072,710
Media - 3.8%
Comcast Corp. Class A (a)	37,922	733,411
Discovery Holding Co. Class A (a)	6,300	133,686
DISH Network Corp. (a)	5,710	164,048
Focus Media Holding Ltd. - ADR (a)	2,875	101,056
Lamar Advertising Co. Class A (a)	1,975	70,962
Liberty Global, Inc. Class A (a)	4,725	161,028
Sirius Satellite Radio, Inc. (a)	42,175	120,621
Virgin Media, Inc.	9,425	132,610
		1,617,422
Multiline Retail - 0.9%
Sears Holdings Corp. (a)	3,650	372,628
Specialty Retail - 1.5%
Bed Bath & Beyond, Inc. (a)	9,300	274,350
PetSmart Inc.	3,350	68,474
Staples, Inc.	12,425	274,717
		617,541
TOTAL CONSUMER DISCRETIONARY		4,952,454

CONSUMER STAPLES - 1.4%
Beverages - 0.2%
Hansen Natural Corp. (a)	2,425	85,602
Food & Staples Retailing - 1.2%
Costco Wholesale Corp.	6,035	392,094
Whole Foods Market, Inc.	3,600	118,692
		510,786
TOTAL CONSUMER STAPLES		596,388

HEALTH CARE - 14.2%
Biotechnology - 9.3%
Amgen, Inc. (a)	13,372	558,682
Amylin Pharmaceuticals, Inc. (a)	3,450	100,774
Biogen Idec, Inc. (a)	8,550	527,449
Celgene Corp. (a)	10,550	646,610
Cephalon, Inc. (a)	1,750	112,700
Genzyme Corp. (a)	8,850	659,679
Gilead Sciences, Inc. (a)	24,125	1,243,161
Vertex Pharmaceuticals, Inc. (a)	3,850	91,977
		3,941,032
Health Care Equipment & Supplies - 1.6%
DENTSPLY International, Inc.	3,825	147,645
Hologic, Inc. (a)	3,550	197,380
Intuitive Surgical, Inc. (a)	1,025	332,459
		677,484
Health Care Providers & Services - 1.5%
Express Scripts, Inc. (a)	5,950	382,704
Henry Schein, Inc. (a)	2,350	134,890
Patterson Cos., Inc. (a)	3,280	119,064
		636,658
Pharmaceuticals - 1.8%
Teva Pharmaceutical Industries, Ltd. - ADR	16,385	756,823
TOTAL HEALTH CARE		6,011,997

INDUSTRIALS - 4.9%
Air Freight & Logistics - 1.2%
C.H. Robinson Worldwide, Inc.	4,475	243,440
Expeditors International of Washington, Inc.	5,525	249,619
		493,059
Airlines - 0.4%
Ryanair Holdings plc - ADR (a)	3,075	86,961
UAL Corp.	2,950	63,514
		150,475
Commercial Services & Supplies - 0.8%
Cintas Corp.	4,875	139,132
Monster Worldwide, Inc. (a)	3,375	81,709
Stericycle, Inc. (a)	2,425	124,888
		345,729
Construction & Engineering - 0.5%
Foster Wheeler Ltd. (a)	3,975	225,065
Machinery - 1.6%
Joy Global, Inc.	2,800	182,448
PACCAR, Inc.	10,839	487,755
		670,203
Trading Companies & Distributors - 0.4%
Fastenal Co.	3,750	172,237
TOTAL INDUSTRIALS		2,056,768

INFORMATION TECHNOLOGY - 59.0%
Communications Equipment - 12.7%
Cisco Systems, Inc. (a)	56,175	1,353,255
Juniper Networks, Inc. (a)	9,075	226,875
QUALCOMM, Inc.	51,295	2,103,095
Research In Motion Ltd. (a)	14,800	1,661,004
Tellabs, Inc. (a)	6,075	33,109
		5,377,338
Computers & Peripherals - 13.4%
Apple Inc. (a)	32,345	4,641,508
Dell, Inc. (a)	21,750	433,260
Logitech International SA (a)	4,675	118,932
NetApp, Inc. (a)	9,485	190,174
SanDisk Corp. (a)	5,425	122,442
Sun Microsystems, Inc. (a)	9,105	141,401
		5,647,717
Electronic Equipment & Instruments - 0.5%
Flextronics International Ltd. (a)	23,875	224,186
Internet Software & Services - 8.0%
Akamai Technologies, Inc. (a)	4,225	118,976
Baidu.com - ADR (a)	650	155,760
eBay, Inc. (a)	26,135	779,868
Google, Inc. Class A (a)	3,800	1,673,786
VeriSign, Inc. (a)	5,305	176,338
Yahoo!, Inc. (a)	16,960	490,653
		3,395,381
IT Services - 2.1%
Cognizant Technology Solutions Corp. Class A (a)	7,425	214,063
Fiserv, Inc. (a)	5,437	261,465
Infosys Technologies Ltd. - ADR	2,950	105,521
Paychex, Inc.	9,095	311,595
		892,644
Semiconductor & Semiconductor Equipment - 7.9%
Altera Corp.	11,400	210,102
Applied Materials, Inc.	18,475	360,447
Broadcom Corp. Class A (a)	11,275	217,269
Intel Corp.	53,470	1,132,495
KLA-Tencor Corp.	5,750	213,325
Lam Research Corp. (a)	3,400	129,948
Linear Technology Corp.	7,780	238,768
Marvell Technology Group Ltd. (a)	14,925	162,384
Microchip Technology, Inc.	4,150	135,829
NVIDIA Corp. (a)	14,387	284,719
Xilinx, Inc.	10,030	238,213
		3,323,499
Software - 14.4%
Activision, Inc. (a)	6,925	189,122
Adobe Systems, Inc. (a)	14,255	507,335
Autodesk, Inc. (a)	6,350	199,898
BEA Systems, Inc. (a)	10,125	193,894
Cadence Design Systems, Inc. (a)	7,700	82,236
Check Point Software Technologies Ltd. (a)	5,695	127,568
Citrix Systems, Inc. (a)	5,800	170,114
Electronic Arts, Inc. (a)	8,430	420,825
Intuit, Inc. (a)	10,880	293,869
Microsoft Corp.	84,500	2,398,110
Oracle Corp. (a)	56,485	1,104,847
Symantec Corp. (a)	23,348	388,044
		6,075,862
TOTAL INFORMATION TECHNOLOGY		24,936,627

MATERIALS - 0.9%
Chemicals - 0.5%
Sigma-Aldrich Corp.	3,275	195,354
Metals & Mining - 0.4%
Steel Dynamics, Inc.	5,150	170,156
TOTAL MATERIALS		365,510

TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 0.2%
Level 3 Communications, Inc. (a)	39,750	84,270
Wireless Telecommunication Services - 1.1%
Leap Wireless International, Inc. (a)	1,800	83,880
Millicom International Cellular S.A. (a)	2,750	260,013
NII Holdings, Inc. (a)	4,350	138,243
		482,136
TOTAL TELECOMMUNICATION SERVICES		566,406
TOTAL COMMON STOCKS (Cost $34,049,011)		$39,486,150

		Fair
EXCHANGE-TRADED FUNDS - 2.7%	Shares	Value
PowerShares QQQ	25,965	$1,135,190
TOTAL EXCHANGE-TRADED FUNDS (Cost $1,148,582)		$1,135,190

	Face	Fair
SHORT-TERM NOTES - 0.3%	Amount	Value
American Express Credit Corp.
0.000% Coupon, 2.307% Effective Yield, 04/01/2008	$129,000	$129,000
TOTAL SHORT-TERM NOTES (Cost $129,000)		$129,000

Total Investments - 96.4% (Cost $35,326,593) (b)		$40,750,340
Other Assets in Excess of Liabilities - 3.6%		1,502,901
Net Assets - 100.0%		$42,253,241

Percentages are stated as a percent of net assets.
Abbreviations:
ADR: American Depository Receipts
Footnotes:
(a) Non-income producing security.
(b) Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes. See also
Note 3 of the Notes to Schedule of Investments.

Schedule of Investments
March 31, 2008 (Unaudited)
Ohio National Fund, Inc. - Bristol Portfolio

		Fair
COMMON STOCKS - 95.5%	Shares	Value
CONSUMER DISCRETIONARY - 6.6%
Hotels, Restaurants & Leisure - 3.1%
International Game Technology	33,600	$1,351,056
McDonald's Corp.	29,200	1,628,484
		2,979,540
Media - 2.0%
Viacom, Inc. Class B (a)	47,400	1,877,988

Textiles, Apparel & Luxury Goods - 1.5%
Phillips-Van Heusen Corp.	38,200	1,448,544
TOTAL CONSUMER DISCRETIONARY		6,306,072

CONSUMER STAPLES - 11.7%
Beverages - 4.0%
Fomento Economico Mexicano SAB de CV - ADR	35,700	1,491,546
PepsiCo, Inc.	7,500	541,500
The Coca-Cola Co.	29,800	1,813,926
		3,846,972
Food & Staples Retailing - 2.0%
Wal-Mart Stores, Inc.	35,800	1,885,944
Food Products - 3.8%
Kraft Foods, Inc. Class A	64,100	1,987,741
Unilever NV - ADR	47,800	1,612,294
		3,600,035
Household Products - 1.9%
The Procter & Gamble Co.	26,800	1,877,876
TOTAL CONSUMER STAPLES		11,210,827

ENERGY - 10.4%
Oil, Gas & Consumable Fuels - 10.4%
Anadarko Petroleum Corp.	30,000	1,890,900
Cabot Oil & Gas Corp.	33,200	1,687,888
Chesapeake Energy Corp.	23,400	1,079,910
Exxon Mobil Corp.	25,800	2,182,164
Hess Corp.	15,300	1,349,154
Occidental Petroleum Corp.	24,100	1,763,397
TOTAL ENERGY		9,953,413

FINANCIALS - 16.9%
Capital Markets - 3.9%
Lehman Brothers Holdings, Inc.	22,400	843,136
Morgan Stanley	32,500	1,485,250
The Goldman Sachs Group, Inc.	8,400	1,389,276
		3,717,662
Commercial Banks - 1.4%
Wachovia Corp.	50,900	1,374,300
Diversified Financial Services - 2.9%
Bank of America Corp.	39,000	1,478,490
JPMorgan Chase & Co.	29,600	1,271,320
		2,749,810
Insurance - 8.7%
American International Group, Inc.	41,500	1,794,875
Lincoln National Corp.	13,200	686,400
Prudential Financial, Inc.	24,800	1,940,600
The Hartford Financial Services Group, Inc.	26,700	2,023,059
Travelers Companies, Inc.	38,800	1,856,580
		8,301,514
TOTAL FINANCIALS		16,143,286

HEALTH CARE - 10.6%
Biotechnology - 2.2%
Celgene Corp. (a)	26,100	1,599,669
Human Genome Sciences, Inc. (a)	84,200	495,938
		2,095,607
Health Care Equipment & Supplies - 0.9%
Cooper Cos. Inc.	25,500	877,965
Life Sciences Tools & Services - 1.7%
Exelixis, Inc. (a)	17,800	123,710
Thermo Fisher Scientific, Inc. (a)	26,500	1,506,260
		1,629,970
Pharmaceuticals - 5.8%
Johnson & Johnson	30,500	1,978,535
Mylan Inc.	149,200	1,730,720
Wyeth	43,200	1,804,032
		5,513,287
TOTAL HEALTH CARE		10,116,829

INDUSTRIALS - 6.8%
Aerospace & Defense - 3.6%
Honeywell International, Inc.	6,700	378,014
Precision Castparts Corp.	7,800	796,224
The Boeing Co.	6,500	483,405
United Technologies Corp.	26,900	1,851,258
		3,508,901
Industrial Conglomerates - 3.2%
General Electric Co.	82,300	3,045,923
TOTAL INDUSTRIALS		6,554,824

INFORMATION TECHNOLOGY - 22.4%
Communications Equipment - 5.1%
Cisco Systems, Inc. (a)	75,600	1,821,204
Corning, Inc.	61,000	1,466,440
QUALCOMM, Inc.	38,000	1,558,000
		4,845,644
Computers & Peripherals - 4.7%
Apple Inc. (a)	11,500	1,650,250
Hewlett-Packard Co.	19,800	904,068
International Business Machines Corp.	16,600	1,911,324
		4,465,642
Internet Software & Services - 2.7%
eBay, Inc. (a)	56,000	1,671,040
Google, Inc. Class A (a)	2,150	947,011
		2,618,051
Semiconductor & Semiconductor Equipment - 7.4%
Applied Materials, Inc.	94,600	1,845,646
Broadcom Corp. Class A (a)	65,500	1,262,185
Intel Corp.	85,300	1,806,654
Maxim Integrated Products, Inc.	56,600	1,154,074
Varian Semiconductor Equipment Associates, Inc. (a)	35,600	1,002,140
		7,070,699
Software - 2.5%
Electronic Arts, Inc. (a)	10,400	519,168
Microsoft Corp.	67,000	1,901,460
		2,420,628
TOTAL INFORMATION TECHNOLOGY		21,420,664

MATERIALS - 6.2%
Chemicals - 5.6%
Agrium, Inc.	23,100	1,434,741
Cytec Industries, Inc.	17,800	958,530
Monsanto Co.	11,300	1,259,950
Rohm & Haas Co.	30,700	1,660,256
		5,313,477
Metals & Mining - 0.6%
Freeport-McMoRan Copper & Gold, Inc.	6,200	596,564
TOTAL MATERIALS		5,910,041

TELECOMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 2.9%
AT&T Inc.	26,600	1,018,780
Verizon Communications, Inc.	47,000	1,713,150
TOTAL TELECOMMUNICATION SERVICES		2,731,930

UTILITIES - 1.0%
Gas Utilities - 1.0%
Questar Corp.	17,600	995,456
TOTAL UTILITIES		995,456
TOTAL COMMON STOCKS (Cost $94,287,166)		$91,343,342

	Face	Fair
REPURCHASE AGREEMENTS - 2.0%	Amount	Value
U.S. Bank 1.500% 04/01/2008	$1,867,000	$1,867,000
Repurchase price $1,867,078
Collateralized by:
Federal Home Loan Mortgage Corp.
#G11649 4.500%, 02/01/2020
Fair Value: $1,904,354
TOTAL REPURCHASE AGREEMENTS (Cost $1,867,000)		$1,867,000

Total Investments - 97.5% (Cost $96,154,166) (b)		$93,210,342
Other Assets in Excess of Liabilities - 2.5%		2,433,352
Net Assets - 100.0%		$95,643,694

Percentages are stated as a percent of net assets.
Abbreviations:
ADR: American Depository Receipts
Footnotes:
(a) Non-income producing security.
(b) Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes.
See also Note 3 of the Notes to Schedule of Investments.

Schedule of Investments
March 31, 2008 (Unaudited)
Ohio National Fund, Inc. - Bryton Growth Portfolio

		Fair
COMMON STOCKS - 88.8%	Shares	Value
CONSUMER DISCRETIONARY - 10.0%
Distributors - 1.9%
LKQ Corp. (a)	55,000	$1,235,850
Hotels, Restaurants & Leisure - 3.9%
Burger King Holdings, Inc.	35,000	968,100
O'Charley's, Inc.	60,000	691,200
WMS Industries, Inc. (a)	25,000	899,250
		2,558,550
Specialty Retail - 4.2%
Charlotte Russe Holding, Inc. (a)	40,000	693,600
HOT Topic, Inc. (a)	50,000	215,500
New York & Co, Inc. (a)	70,000	401,800
Pacific Sunwear Of California Inc. (a)	60,000	756,600
The Childrens Place Retail Stores, Inc. (a)	26,000	638,560
		2,706,060
TOTAL CONSUMER DISCRETIONARY		6,500,460

CONSUMER STAPLES - 5.2%
Beverages - 2.0%
Central European Distribution Corp. (a)	22,000	1,280,180
Food & Staples Retailing - 1.4%
BJ's Wholesale Club, Inc. (a)	25,000	892,250
Food Products - 1.8%
Chiquita Brands International, Inc. (a)	52,000	1,201,720
TOTAL CONSUMER STAPLES		3,374,150

ENERGY - 6.8%
Energy Equipment & Services - 1.4%
Bristow Group, Inc. (a)	17,000	912,390
Oil, Gas & Consumable Fuels - 5.4%
Arena Resources, Inc. (a)	26,200	1,014,202
Berry Petroleum Co. Class A	25,000	1,162,250
Comstock Resources, Inc. (a)	8,000	322,400
PetroHawk Energy Corp. (a)	50,000	1,008,500
		3,507,352
TOTAL ENERGY		4,419,742

FINANCIALS - 7.6%
Capital Markets - 4.3%
Affiliated Managers Group, Inc. (a)	7,000	635,180
Jefferies Group, Inc.	35,000	564,550
KBW, Inc. (a)	28,000	617,400
Waddell & Reed Financial, Inc. Class A	30,000	963,900
		2,781,030
Commercial Banks - 3.3%
First Midwest Bancorp Inc/IL	19,000	527,630
Prosperity Bancshares, Inc.	29,000	831,140
Texas Capital Bancshares, Inc. (a)	33,000	557,040
UCBH Holdings, Inc.	30,000	232,800
		2,148,610
TOTAL FINANCIALS		4,929,640

HEALTH CARE - 16.5%
Biotechnology - 0.2%
Human Genome Sciences, Inc. (a)	20,300	119,567
Health Care Equipment & Supplies - 10.8%
American Medical Systems Holdings, Inc. (a)	70,000	993,300
Conceptus, Inc. (a)	25,000	464,000
ev3, Inc. (a)	21,900	178,266
Hansen Medical, Inc. (a)	35,000	492,100
Hologic, Inc. (a)	18,000	1,000,800
Integra LifeSciences Holdings Corp. (a)	20,800	904,176
Inverness Medical Innovations, Inc. (a)	13,000	391,300
Micrus Endovascular Corp. (a)	53,000	655,080
NuVasive, Inc. (a)	30,000	1,035,300
Wright Medical Group, Inc. (a)	38,000	917,320
		7,031,642
Health Care Providers & Services - 1.4%
MWI Veterinary Supply, Inc. (a)	25,000	881,500
Health Care Technology - 1.5%
Trizetto Group (a)	60,000	1,001,400
Life Sciences Tools & Services - 2.6%
Exelixis, Inc. (a)	68,000	472,600
Luminex Corp. (a)	62,000	1,218,300
		1,690,900
TOTAL HEALTH CARE		10,725,009

INDUSTRIALS - 13.5%
Aerospace & Defense - 3.3%
BE Aerospace, Inc. (a)	13,000	454,350
DRS Technologies, Inc.	18,000	1,049,040
Triumph Group, Inc.	11,300	643,309
		2,146,699
Commercial Services & Supplies - 2.1%
Clean Harbors, Inc. (a)	11,000	715,000
Pike Electric Corp. (a)	45,000	626,850
		1,341,850

Construction & Engineering - 1.2%
Quanta Services Inc. (a)
Electrical Equipment - 0.6%	35,000	810,950
Baldor Electric Co.
Machinery - 6.3%	13,000	364,000
Columbus McKinnon Corp. (a)	34,000	1,053,320
Dynamic Materials Corp.	17,000	734,400
Kaydon Corp.	21,000	922,110
Lincoln Electric Holdings, Inc.	8,000	515,920
The Middleby Corp. (a)	14,500	904,655
		4,130,405
TOTAL INDUSTRIALS		8,793,904

INFORMATION TECHNOLOGY - 24.3%
Communications Equipment - 3.2%
Finisar Corp. (a)	221,900	284,032
Foundry Networks, Inc. (a)	65,000	752,700
Harmonic, Inc. (a)	95,000	722,000
Infinera Corporation (a)	25,000	300,000
		2,058,732
Computers & Peripherals - 1.2%
Emulex Corp. (a)	50,000	812,000
Internet Software & Services - 4.2%
Gmarket, Inc. - ADR (a)	40,000	856,800
Sohu.com, Inc. (a)	23,000	1,037,990
ValueClick, Inc. (a)	48,000	828,000
		2,722,790
IT Services - 2.3%
Sapient Corp. (a)	105,000	730,800
Wright Express Corp. (a)	25,000	768,250
		1,499,050
Semiconductor & Semiconductor Equipment - 12.0%
Anadigics, Inc. (a)	60,000	393,600
Applied Micro Circuits Corp. (a)	80,000	574,400
Atheros Communications, Inc. (a)	34,000	708,560
Micrel, Inc.	100,000	927,000
Microsemi Corp. (a)	43,000	980,400
ON Semiconductor Corp. (a)	94,000	533,920
PMC - Sierra, Inc. (a)	130,000	741,000
RF Micro Devices, Inc. (a)	163,164	434,016
Semtech Corp. (a)	60,000	859,800
Silicon Laboratories, Inc. (a)	27,000	851,580
Skyworks Solutions, Inc. (a)	110,000	800,800
		7,805,076
Software - 1.4%
Informatica Corp. (a)	55,000	938,300
TOTAL INFORMATION TECHNOLOGY		15,835,948

MATERIALS - 4.9%
Chemicals - 1.9%
Calgon Carbon Corp. (a)	50,000	752,500
CF Industries Holdings, Inc.	4,500	466,290
		1,218,790
Containers & Packaging - 1.4%
Aptargroup, Inc.	23,000	895,390
Metals & Mining - 1.6%
Coeur d'Alene Mines Corp. (a)	90,000	363,600
FNX Mining Co, Inc. (FNXMF) (a)	25,000	706,000
		1,069,600
TOTAL MATERIALS		3,183,780
TOTAL COMMON STOCKS (Cost $61,393,728)		$57,762,633

	Principal	Fair
REPURCHASE AGREEMENTS - 5.2%	Amount	Value
U.S. Bank 1.500% 04/01/2008	$3,388,000	$3,388,000
Repurchase price $3,388,141
Collateralized by:
Federal Home Loan Mortgage Corp.
#G11649 4.500%, 02/01/2020
Fair Value: $3,455,785
TOTAL REPURCHASE AGREEMENTS (Cost $3,388,000)		$3,388,000

Total Investments - 94.0% (Cost $64,781,728) (b)		$61,150,633
Other Assets in Excess of Liabilities - 6.0%		3,889,083
Net Assets - 100.0%		$65,039,716

Percentages are stated as a percent of net assets.
Abbreviations:
ADR: American Depository Receipts
Footnotes:
(a) Non-income producing security.
(b) Represents cost for financial reporting purposes, which differs from cost basis for Federal income tax purposes.
See also Note 3 of the Notes to Schedule of Investments.

Schedule of Investments
March 31, 2008 (Unaudited)
Ohio National Fund, Inc. - U.S. Equity Portfolio

		Fair
COMMON STOCKS - 97.0%	Shares	Value
CONSUMER DISCRETIONARY - 11.8%
Auto Components - 1.0%
BorgWarner, Inc.	2,350	$101,121
Johnson Controls, Inc.	3,430	115,934
		217,055
Household Durables - 3.2%
D.R. Horton, Inc.	13,020	205,065
The Stanley Works	3,320	158,099
Toll Brothers, Inc. (a)	5,090	119,513
Whirlpool Corp.	2,450	212,611
		695,288
Specialty Retail - 4.7%
Aaron Rents, Inc.	7,400	159,396
Foot Locker, Inc.	8,330	98,044
Lowe's Companies, Inc.	8,620	197,743
Rent-A-Center, Inc. (a)	15,180	278,553
Ross Stores, Inc.	5,830	174,667
The Home Depot, Inc.	4,180	116,914
		1,025,317
Textiles, Apparel & Luxury Goods - 2.9%
Fossil, Inc. (a)	3,100	94,674
NIKE, Inc. Class B	3,920	266,560
V.F. Corp.	3,340	258,883
		620,117
TOTAL CONSUMER DISCRETIONARY		2,557,777

CONSUMER STAPLES - 6.7%
Beverages - 0.7%
The Pepsi Bottling Group, Inc.	4,590	155,647
Food & Staples Retailing - 1.4%
CVS Caremark Corp.	7,280	294,913
Food Products - 1.6%
Nestle SA - ADR	2,000	250,872
Wimm-Bil-Dann Foods OJSC - ADR	970	99,406
		350,278
Household Products - 3.0%
Church & Dwight, Inc.	3,390	183,873
The Procter & Gamble Co.	6,710	470,170
		654,043
TOTAL CONSUMER STAPLES		1,454,881

ENERGY - 8.8%
Energy Equipment & Services - 4.4%
Atwood Oceanics, Inc. (a)	2,920	267,823
Cameron International Corp. (a)	5,510	229,436
Diamond Offshore Drilling, Inc.	1,970	229,308
Transocean Inc. (a)	1,670	225,784
		952,351
Oil, Gas & Consumable Fuels - 4.4%
Chevron Corp.	5,030	429,361
Marathon Oil Corp.	3,100	141,360
Murphy Oil Corp.	4,560	374,558
		945,279
TOTAL ENERGY		1,897,630

FINANCIALS - 25.3%
Capital Markets - 3.8%
optionsXpress Holdings, Inc.	9,330	193,225
State Street Corp.	3,610	285,190
The Bank Of New York Mellon Corp.	3,630	151,480
The Goldman Sachs Group, Inc.	1,170	193,506
		823,401
Commercial Banks - 6.9%
Banco Santander S.A. - ADR	12,490	249,051
Bank of National Greece SA - ADR	19,870	209,827
BB&T Corp.	7,730	247,824
M&T Bank Corp.	2,440	196,371
SunTrust Banks Inc.	3,340	184,168
Wachovia Corp.	4,490	121,230
Wells Fargo & Co.	10,160	295,656
		1,504,127
Consumer Finance - 1.8%
Capital One Financial Corp.	3,010	148,152
Cash America International, Inc.	6,730	244,972
		393,124
Diversified Financial Services - 4.7%
Bank of America Corp.	13,270	503,066
JPMorgan Chase & Co.	11,810	507,239
		1,010,305
Insurance - 6.3%
AFLAC, Inc.	7,590	492,971
Everest Re Group Ltd.	2,380	213,081
Manulife Financial Corp.	6,090	231,298
MetLife, Inc.	3,320	200,063
RenaissanceRe Holdings Ltd.	4,290	222,694
		1,360,107
Real Estate Investment Trusts - 1.8%
Arbor Realty Trust, Inc.	12,040	181,563
Redwood Trust, Inc.	5,900	214,465
		396,028
TOTAL FINANCIALS		5,487,092

HEALTH CARE - 7.5%
Health Care Equipment & Supplies - 1.0%
Stryker Corp.	3,230	210,111
Health Care Providers & Services - 3.4%
Amedisys, Inc. (a)	5,030	197,880
Express Scripts, Inc. (a)	3,270	210,326
Fresenius Medical Care AG & Co. KGaA - ADR	3,480	175,114
Henry Schein, Inc. (a)	2,890	165,886
		749,206
Pharmaceuticals - 3.1%
Johnson & Johnson	5,220	338,621
KV Pharmaceutical Co. Class A (a)	4,330	108,077
Teva Pharmaceutical Industries, Ltd. - ADR	4,850	224,022
		670,720
TOTAL HEALTH CARE		1,630,037

INDUSTRIALS - 14.9%
Industrial Conglomerates - 3.5%
General Electric Co.	15,920	589,199
Siemens AG - ADR	1,600	174,304
		763,503
Machinery - 1.8%
American Railcar Industries, Inc.	8,690	176,668
Manitowoc Co. Inc.	5,130	209,304
		385,972
Marine - 2.9%
DryShips, Inc.	1,300	77,883
Kirby Corp. (a)	9,400	535,800
		613,683
Road & Rail - 6.7%
Arkansas Best Corp.	7,720	245,959
Burlington Northern Santa Fe Corp.	2,350	216,717
Norfolk Southern Corp.	4,920	267,254
Old Dominion Freight Line, Inc. (a)	5,380	171,245
Ryder System, Inc.	4,470	272,268
Union Pacific Corp.	2,210	277,090
		1,450,533
TOTAL INDUSTRIALS		3,213,691

INFORMATION TECHNOLOGY - 9.2%
Communications Equipment - 0.5%
QUALCOMM, Inc.	2,510	102,910
Computers & Peripherals - 2.2%
International Business Machines Corp.	4,110	473,225
Electronic Equipment & Instruments - 1.4%
Amphenol Corp. Class A	8,290	308,803
Semiconductor & Semiconductor Equipment - 1.5%
MEMC Electronic Materials, Inc. (a)	4,520	320,468
Software - 3.6%
MICROS Systems, Inc. (a)	7,080	238,313
Microsoft Corp.	7,620	216,256
Oracle Corp. (a)	16,890	330,368
		784,937
TOTAL INFORMATION TECHNOLOGY		1,990,343

MATERIALS - 5.6%
Chemicals - 2.6%
Lubrizol Corp.	1,860	103,249
Monsanto Co.	3,300	367,950
Valspar Corp.	4,880	96,819
		568,018
Containers & Packaging - 0.8%
Ball Corp.	3,660	168,140
Metals & Mining - 2.2%
ArcelorMittal SA - ADR	2,680	219,224
Freeport-McMoRan Copper & Gold, Inc.	2,690	258,832
		478,056
TOTAL MATERIALS		1,214,214

TELECOMMUNICATION SERVICES - 4.7%
Diversified Telecommunication Services - 3.1%
AT&T Inc.	11,810	452,323
Telefonica SA - ADR	2,610	225,791
		678,114
Wireless Telecommunication Services - 1.6%
America Movil S.A.B. de C.V. - ADR	3,610	229,921
China Mobile Ltd. - ADR	1,440	108,014
		337,935
TOTAL TELECOMMUNICATION SERVICES		1,016,049

UTILITIES - 2.5%
Electric Utilities - 0.7%
Allegheny Energy, Inc.	3,100	156,550
Independent Power Producers & Energy Traders - 1.1%
Constellation Energy Group, Inc.	2,610	230,385
Multi-Utilities - 0.7%
Public Service Enterprise Group, Inc.	3,960	159,152
TOTAL UTILITIES		546,087
TOTAL COMMON STOCKS (Cost $20,680,299)		$21,007,801

	Face	Fair
SHORT-TERM NOTES - 3.8%	Amount	Value
Federal Home Loan Discount Note
0.000% Coupon, 1.348%, Effective Yield, 04/01/2008	$817,000	$817,000
TOTAL SHORT-TERM NOTES (Cost $817,000)		$817,000

Total Investments - 100.8% (Cost $21,497,299) (b)		$21,824,801
Liabilities in Excess of Other Assets - (0.8)%		(170,697)
Net Assets - 100.0%		$21,654,104

Percentages are stated as a percent of net assets.
Abbreviations:
ADR: American Depository Receipts
Footnotes:
(a) Non-income producing security.
(b) Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes.
See also Note 3 of the Notes to Schedule of Investments.

Schedule of Investments
March 31, 2008 (Unaudited)
Ohio National Fund, Inc. - Balanced Portfolio

		Fair
COMMON STOCKS - 67.7%	Shares	Value
CONSUMER DISCRETIONARY - 9.2%
Auto Components - 1.1%
Standard Motor Products, Inc.	20,000	$122,400
Hotels, Restaurants & Leisure - 2.0%
CBRL Group, Inc.	3,000	107,310
Darden Restaurants, Inc.	3,500	113,925
		221,235
Household Durables - 1.1%
Desarrolladora Homex SAB de CV - ADR (a)	2,000	116,100
Specialty Retail - 3.5%
America's Car-Mart, Inc. (a)	15,000	188,850
The TJX Cos., Inc.	6,000	198,420
		387,270
Textiles, Apparel & Luxury Goods - 1.5%
NIKE, Inc. Class B	2,500	170,000
TOTAL CONSUMER DISCRETIONARY		1,017,005

CONSUMER STAPLES - 6.6%
Beverages - 1.9%
Coca-Cola Enterprises, Inc.	4,500	108,900
The Pepsi Bottling Group, Inc.	3,000	101,730
		210,630
Food Products - 1.7%
Archer-Daniels-Midland Co.	2,770	114,013
Corn Products International, Inc.	2,000	74,280
		188,293
Household Products - 3.0%
Kimberly-Clark Corp.	2,500	161,375
The Procter & Gamble Co.	2,460	172,373
		333,748
TOTAL CONSUMER STAPLES		732,671

ENERGY - 6.7%
Energy Equipment & Services - 4.8%
Atwood Oceanics, Inc. (a)	2,000	183,440
Diamond Offshore Drilling, Inc.	1,500	174,600
Schlumberger Ltd.	2,000	174,000
		532,040
Oil, Gas & Consumable Fuels - 1.9%
Murphy Oil Corp.	1,500	123,210
Royal Dutch Shell PLC - ADR	1,250	86,225
		209,435
TOTAL ENERGY		741,475

FINANCIALS - 16.9%
Capital Markets - 2.1%
State Street Corp.	2,240	176,960
The Bank Of New York Mellon Corp.	1,377	57,462
		234,422
Commercial Banks - 3.5%
BB&T Corp.	3,000	96,180
M&T Bank Corp.	1,200	96,576
U.S. Bancorp	3,000	97,080
Wells Fargo & Co.	3,210	93,411
		383,247
Consumer Finance - 2.2%
World Acceptance Corp. (a)	7,500	238,875
Diversified Financial Services - 2.3%
Bank of America Corp.	3,960	150,124
JPMorgan Chase & Co.	2,250	96,637
		246,761
Insurance - 4.8%
AFLAC, Inc.	3,400	220,830
HCC Insurance Holdings, Inc.	1,140	25,867
Manulife Financial Corp.	2,590	98,368
MetLife, Inc.	1,690	101,839
Prudential Financial, Inc.	840	65,730
The Hartford Financial Services Group, Inc.	240	18,185
		530,819
Real Estate Investment Trusts - 2.0%
Anthracite Capital, Inc.	20,000	132,000
Arbor Realty Trust, Inc.	6,000	90,480
		222,480
TOTAL FINANCIALS		1,856,604

HEALTH CARE - 3.2%
Health Care Providers & Services - 3.2%
Aetna, Inc.	2,700	113,643
McKesson Corp.	2,000	104,740
Medco Health Solutions, Inc. (a)	3,000	131,370
TOTAL HEALTH CARE		349,753

INDUSTRIALS - 10.6%
Aerospace & Defense - 2.7%
Lockheed Martin Corp.	1,500	148,950
Northrop Grumman Corp.	2,000	155,620
		304,570
Airlines - 0.7%
SkyWest, Inc.	3,900	82,368
Industrial Conglomerates - 0.8%
General Electric Co.	2,280	84,383
Marine - 1.2%
Diana Shipping, Inc.	5,000	131,600
Road & Rail - 5.2%
Burlington Northern Santa Fe Corp.	2,500	230,550
Ryder System, Inc.	2,500	152,275
Union Pacific Corp.	1,500	188,070
		570,895
TOTAL INDUSTRIALS		1,173,816

INFORMATION TECHNOLOGY - 5.8%
Computers & Peripherals - 1.7%
International Business Machines Corp.	1,600	184,224
Electronic Equipment & Instruments - 0.8%
Amphenol Corp. Class A	2,500	93,125
Internet Software & Services - 0.7%
Google, Inc. Class A (a)	180	79,284
IT Services - 1.3%
MasterCard, Inc. Class A	620	138,254
Software - 1.3%
Microsoft Corp.	5,020	142,468
TOTAL INFORMATION TECHNOLOGY		637,355

MATERIALS - 3.3%
Chemicals - 1.5%
Monsanto Co.	1,500	167,250
Metals & Mining - 1.8%
Companhia Vale do Rio Doce - ADR	3,500	121,240
Freeport-McMoRan Copper & Gold, Inc.	750	72,165
		193,405
TOTAL MATERIALS		360,655

TELECOMMUNICATION SERVICES - 3.5%
Diversified Telecommunication Services - 2.0%
AT&T Inc.	2,200	84,260
Telefonica SA - ADR	1,520	131,495
		215,755
Wireless Telecommunication Services - 1.5%
America Movil S.A.B. de C.V. - ADR	2,600	165,594
TOTAL TELECOMMUNICATION SERVICES		381,349

UTILITIES - 1.9%
Electric Utilities - 0.9%
Edison International	2,000	98,040
Water Utilities - 1.0%
Companhia de Saneamento Basico do Estado de Sao Paulo - ADR	2,500	110,825
TOTAL UTILITIES		208,865
TOTAL COMMON STOCKS (COST $7,212,145)		$7,459,548

	Face	Fair
CORPORATE BONDS - 9.9%	Amount	Value
CONSUMER DISCRETIONARY - 1.8%
Automobiles - 0.3%
Daimler Finance North America LLC
6.500%, 11/15/2013	$30,000	$31,659
Leisure Equipment & Products - 0.4%
Eastman Kodak Co.
7.250%, 11/15/2013	50,000	48,000
Media - 0.5%
Time Warner Entertainment Co. LP
7.250%, 09/01/2008	50,000	50,582
Multiline Retail - 0.6%
Dillard's Inc.
9.500%, 09/01/2009	15,000	15,300
9.125%, 08/01/2011	46,000	46,920
		62,220
TOTAL CONSUMER DISCRETIONARY		192,461

ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Petrobras International Finance Co.
7.750%, 09/15/2014	50,000	56,125
TOTAL ENERGY		56,125

FINANCIALS - 6.5%
Capital Markets - 2.3%
Lehman Brothers Holdings, Inc.
3.500%, 08/07/2008	50,000	49,238
Merrill Lynch & Co., Inc.
5.000%, 02/03/2014	10,000	9,425
Morgan Stanley
5.375%, 10/15/2015	100,000	95,037
The Goldman Sachs Group, Inc.
5.125%, 01/15/2015	100,000	97,346
		251,046
Consumer Finance - 2.5%
Ford Motor Credit Co.
5.625%, 10/01/2008	30,000	29,497
GMAC LLC
5.125%, 05/09/2008	25,000	24,854
7.750%, 01/19/2010	20,000	17,306
HSBC Finance Corp.
7.000%, 05/15/2012	50,000	51,907
6.375%, 11/27/2012	50,000	50,692
6.480%, 11/10/2013	100,000	98,125
		272,381
Diversified Financial Services - 1.1%
Caterpillar Financial Services Corp.
4.000%, 07/15/2009	10,000	10,053
CIT Group, Inc.
5.850%, 09/15/2016	100,000	76,988
Citigroup, Inc.
5.125%, 05/05/2014	40,000	39,141
		126,182
Insurance - 0.6%
GE Insurance Solutions Corp.
7.000%, 02/15/2026	40,000	41,441
Unum Group
7.190%, 02/01/2028	30,000	25,605
		67,046
TOTAL FINANCIALS		716,655

INDUSTRIALS - 0.1%
Industrial Conglomerates - 0.1%
General Electric Co.
5.000%, 02/01/2013	15,000	15,554
TOTAL INDUSTRIALS		15,554

INFORMATION TECHNOLOGY - 0.6%
Computers & Peripherals - 0.6%
International Business Machines Corp.
8.375%, 11/01/2019	50,000	64,310
TOTAL INFORMATION TECHNOLOGY		64,310

TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.4%
Verizon New York Inc.
6.000%, 04/15/2008	40,000	40,021
TOTAL TELECOMMUNICATION SERVICES		40,021
TOTAL CORPORATE BONDS (COST $1,123,876)		$1,085,126

	Face	Fair
U.S. GOVERNMENT AGENCY ISSUES - 14.5%	Amount	Value
Federal Home Loan Bank
4.500%, 09/16/2013	$20,000	$21,076
5.375%, 08/15/2018	20,000	21,941
Federal Home Loan Mortgage Corporation
5.125%, 10/15/2008	300,000	304,705
5.000%, 09/09/2016	15,000	15,004
5.250%, 07/27/2017	25,000	25,053
Federal National Mortgage Association
6.000%, 05/15/2008	175,000	175,760
2.500%, 06/15/2008	250,000	250,050
3.375%, 12/15/2008	40,000	40,346
4.875%, 04/15/2009	100,000	102,686
5.250%, 09/15/2016	350,000	380,427
5.500%, 03/15/2011	100,000	107,675
Pool #099999, 5.250%, 08/01/2012	100,000	104,966
5.000%, 07/09/2018	25,000	25,017
5.250%, 04/15/2019	20,000	20,014
TOTAL U.S. GOVERNMENT AGENCY ISSUES (COST $1,550,332)		$1,594,720

	Face	Fair
U.S. TREASURY OBLIGATIONS - 5.6%	Amount	Value
U.S. Treasury Bonds - 1.0%
8.125%, 08/15/2021	$76,000	$107,974
U.S. Treasury Notes - 4.6%
3.125%, 09/15/2008	500,000	504,141
TOTAL U.S. TREASURY OBLIGATIONS (Cost $606,452)		$612,115

	Face	Fair
SHORT-TERM NOTES - 1.8%	Amount	Value
Federal Home Loan Bank Discount Note
0.000% Coupon, 1.347% Effective Yield, 04/01/2008	$204,000	$204,000
TOTAL SHORT TERM NOTES (Cost $204,000)		$204,000

Total Investments - 99.5% (Cost $10,696,805) (b)		$10,955,509
Other Assets in Excess of Liabilities - 0.5%		54,974
Net Assets - 100.0%		$11,010,483

Percentages are stated as a percent of net assets.
Abbreviations:
ADR: American Depository Receipts
Footnotes:
(a) Non-income producing security.
(b) Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes.
See also Note 3 of the Notes to Schedule of Investments.

Schedule of Investments
March 31, 2008 (Unaudited)
Ohio National Fund, Inc. - Income Opportunity Portfolio

		Fair
COMMON STOCKS - 101.1%	Shares	Value
CONSUMER DISCRETIONARY - 15.9%
Auto Components - 0.5%
Johnson Controls, Inc. (b)	700	$23,660
Hotels, Restaurants & Leisure - 1.6%
CBRL Group, Inc.	1,400	50,078
Marriott International, Inc. Class A	800	27,488
		77,566
Household Durables - 2.4%
D.R. Horton, Inc. (b)	3,200	50,400
Toll Brothers, Inc. (a)(b)	1,300	30,524
Whirlpool Corp.	400	34,712
		115,636
Leisure Equipment & Products - 0.9%
Polaris Industries, Inc.	1,100	45,111
Multiline Retail - 2.2%
Dollar Tree, Inc. (a)	1,300	35,867
Kohl's Corp. (a)(b)	1,100	47,179
Nordstrom, Inc. (b)	700	22,820
		105,866
Specialty Retail - 5.3%
Lowe's Companies, Inc. (b)	1,400	32,116
Rent-A-Center, Inc. (a)(b)	3,100	56,885
Ross Stores, Inc. (b)	2,200	65,912
The Home Depot, Inc. (b)	2,600	72,722
The TJX Cos., Inc.	900	29,763
		257,398
Textiles, Apparel & Luxury Goods - 3.0%
NIKE, Inc. Class B (b)	1,200	81,600
V.F. Corp. (b)	800	62,008
		143,608
TOTAL CONSUMER DISCRETIONARY		768,845

CONSUMER STAPLES - 5.0%
Food & Staples Retailing - 1.9%
CVS Caremark Corp.	1,200	48,612
Wal-Mart Stores, Inc.	800	42,144
		90,756
Food Products - 1.3%
Archer-Daniels-Midland Co. (b)	1,600	65,856
Household Products - 1.4%
The Procter & Gamble Co. (b)	1,000	70,070
Tobacco - 0.4%
Reynolds American, Inc.(b)	300	17,709
TOTAL CONSUMER STAPLES		244,391

ENERGY - 9.2%
Energy Equipment & Services - 4.5%
Diamond Offshore Drilling, Inc. (b)	200	23,280
Halliburton Co.	600	23,598
Helmerich & Payne, Inc.	600	28,122
Nabors Industries Ltd. (a)(b)	1,500	50,655
Transocean Inc. (a)(b)	300	40,560
Weatherford International Ltd. (a)	700	50,729
		216,944
Oil, Gas & Consumable Fuels - 4.7%
ConocoPhillips	900	68,589
General Maritime Corp.	1,800	42,498
Murphy Oil Corp. (b)	800	65,712
Occidental Petroleum Corp. (b)	700	51,219
		228,018
TOTAL ENERGY		444,962

FINANCIALS - 20.2%
Capital Markets - 3.8%
State Street Corp. (b)	700	55,300
The Bank Of New York Mellon Corp. (b)	1,100	45,903
The Goldman Sachs Group, Inc. (b)	500	82,695
		183,898
Commercial Banks - 6.1%
Banco Santander S.A. - ADR (b)	2,900	57,826
BB&T Corp. (b)	2,300	73,738
Wachovia Corp. (b)	700	18,900
Wells Fargo & Co. (b)	2,600	75,660
Zions Bancorporation (b)	1,500	68,325
		294,449
Consumer Finance - 3.3%
Capital One Financial Corp. (b)	1,500	73,830
Cash America International, Inc.	1,200	43,680
World Acceptance Corp. (a)(b)	1,300	41,405
		158,915
Diversified Financial Services - 3.7%
Bank of America Corp. (b)	2,100	79,611
JPMorgan Chase & Co. (b)	2,300	98,785
		178,396
Insurance - 2.1%
AFLAC, Inc.	400	25,980
Everest Re Group Ltd. (b)	300	26,859
Manulife Financial Corp.	800	30,384
RenaissanceRe Holdings Ltd. (b)	400	20,764
		103,987
Real Estate Investment Trusts - 1.2%
Arbor Realty Trust, Inc. (b)	1,900	28,652
Redwood Trust, Inc.	800	29,080
		57,732
TOTAL FINANCIALS		977,377

HEALTH CARE - 8.5%
Biotechnology - 0.9%
Genzyme Corp. (a)(b)	600	44,724
Health Care Equipment & Supplies - 2.5%
Baxter International, Inc.	800	46,256
Stryker Corp. (b)	1,100	71,555
		117,811
Health Care Providers & Services - 2.1%
AmerisourceBergen Corp.	1,100	45,078
Express Scripts, Inc. (a)	900	57,888
		102,966
Pharmaceuticals - 3.0%
Abbott Laboratories	700	38,605
Johnson & Johnson	1,100	71,357
Novartis AG - ADR	700	35,861
		145,823
TOTAL HEALTH CARE		411,324

INDUSTRIALS - 17.8%
Aerospace & Defense - 1.7%
Lockheed Martin Corp.	300	29,790
Raytheon Co.	800	51,688
		81,478
Industrial Conglomerates - 1.8%
General Electric Co. (b)	2,400	88,824
Machinery - 6.0%
Caterpillar, Inc.	700	54,803
Cummins, Inc.	900	42,138
Eaton Corp.	900	71,703
Ingersoll-Rand Co. Ltd. Class A	1,400	62,412
Manitowoc Co. Inc.	800	32,640
The Toro Co.	600	24,834
		288,530
Road & Rail - 7.4%
Arkansas Best Corp.	1,100	35,046
Norfolk Southern Corp. (b)	1,900	103,208
Old Dominion Freight Line, Inc. (a)	1,100	35,013
Ryder System, Inc.	1,400	85,274
Union Pacific Corp. (b)	800	100,304
		358,845
Trading Companies & Distributors - 0.9%
WESCO International, Inc. (a)	1,200	43,788
TOTAL INDUSTRIALS		861,465

INFORMATION TECHNOLOGY - 10.1%
Communications Equipment - 1.4%
Research In Motion Ltd. (a)(b)	600	67,338
Computers & Peripherals - 2.5%
International Business Machines Corp. (b)	700	80,598
Western Digital Corp. (a)(b)	1,500	40,560
		121,158
Electronic Equipment & Instruments - 0.7%
Anixter International, Inc. (a)	500	32,020
IT Services - 1.5%
Fidelity National Information Services Inc.	700	26,698
Mastercard, Inc. Class A	200	44,598
		71,296
Semiconductor & Semiconductor Equipment - 1.0%
MEMC Electronic Materials, Inc. (a)(b)	700	49,630
Software - 3.0%
Microsoft Corp. (b)	2,800	79,464
Oracle Corp. (a)(b)	3,400	66,504
		145,968
TOTAL INFORMATION TECHNOLOGY		487,410

MATERIALS - 5.3%
Chemicals - 2.3%
Monsanto Co.	600	66,900
Valspar Corp.	2,200	43,648
		110,548
Construction Materials - 1.0%
Cemex S.A.B de C.V. - ADR (a)(b)	1,800	47,016
Metals & Mining - 2.0%
ArcelorMittal SA - ADR	500	40,900
Freeport-McMoRan Copper & Gold, Inc. (b)	600	57,732
		98,632
TOTAL MATERIALS		256,196

TELECOMMUNICATION SERVICES - 4.7%
Diversified Telecommunication Services - 1.2%
Telefonica SA - ADR (b)	300	25,953
Telefonos de Mexico S.A.B. de C.V. - ADR (b)	800	30,080
		56,033
Wireless Telecommunication Services - 3.5%
America Movil S.A.B. de C.V. - ADR (b)	1,500	95,535
Vimpel-Communications - ADR (b)	2,500	74,725
		170,260
TOTAL TELECOMMUNICATION SERVICES		226,293

UTILITIES - 4.4%
Electric Utilities - 2.5%
Entergy Corp. (b)	700	76,356
FPL Group, Inc.	700	43,918
		120,274
Independent Power Producers & Energy Traders - 1.3%
Constellation Energy Group, Inc. (b)	400	35,308
NRG Energy, Inc. (a)(b)	700	27,293
		62,601
Multi-Utilities - 0.6%
Public Service Enterprise Group, Inc. (b)	800	32,152
TOTAL UTILITIES		215,027
TOTAL COMMON STOCKS (Cost $4,780,837)		$4,893,290

		Fair
PURCHASED OPTIONS - 1.4%	Contracts	Value
Put Options - 1.4%
S&P 500 May Put Option
Expiration: May 2008, Exercise Price: $1,330.00	14	$65,380
TOTAL PURCHASED OPTIONS (Cost $58,292)		$65,380

	Face	Fair
SHORT TERM INVESTMENTS - 0.5%	Amount	Value
Federal Home Loan Discount Note
0.000% Coupon, 1.342% Effective Yield, 04/01/2008	$23,000	$23,000
TOTAL SHORT TERM INVESTMENTS (Cost $23,000)		$23,000

Total Investments - 103.0% (Cost $4,862,129) (c)		$4,981,670
Liabilities in Excess of Other Assets - (3.0)%		(143,011)
Net Assets - 100.0%		$4,838,659

Percentages are stated as a percent of net assets.
Abbreviations:
ADR: American Depository Receipts
Footnotes:
(a) Non-income producing security.
(b) Security is fully or partially pledged as collateral for written call options outstanding at March 31, 2008. Outstanding written call options are presented in the following schedule.
(c) Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes.
See also Note 3 of the Notes to Schedule of Investments.

Schedule of Options Written
March 31, 2008
Ohio National Fund, Inc. - Income Opportunity Portfolio

		Fair
CALL OPTIONS	Contracts	Value
S&P 500 May Call Option
Expiration: May 2008, Exercise Price: $1,350.00	36	$112,320
Total Options Written (Premiums received $179,879)		$112,320

Schedule of Investments
March 31, 2008 (Unaudited)
Ohio National Fund, Inc. - Target VIP Portfolio

		Fair
COMMON STOCKS - 98.0%	Shares	Value
CONSUMER DISCRETIONARY - 7.3%
Diversified Consumer Services - 0.7%
Apollo Group, Inc. Class A (a)	3,965	$171,288
Household Durables - 0.8%
Garmin Ltd.	2,553	137,887
Universal Electronics, Inc. (a)	2,224	53,843
		191,730
Internet & Catalog Retail - 0.2%
priceline.com, Inc. (a)	417	50,399
Media - 4.1%
The Walt Disney Co.	31,349	983,732
Specialty Retail - 1.2%
AutoZone, Inc. (a)	630	71,713
Best Buy Co., Inc.	4,134	171,396
GameStop Corp. Class A (a)	790	40,851
		283,960
Textiles, Apparel & Luxury Goods - 0.3%
Deckers Outdoor Corp. (a)	307	33,101
Fossil, Inc. (a)	1,153	35,212
		68,313
TOTAL CONSUMER DISCRETIONARY		1,749,422

CONSUMER STAPLES - 2.1%
Beverages - 2.0%
Anheuser-Busch Companies, Inc.	2,315	109,847
PepsiCo, Inc.	5,045	364,249
		474,096
Household Products - 0.1%
The Clorox Co.	437	24,751
TOTAL CONSUMER STAPLES		498,847

ENERGY - 5.7%
Energy Equipment & Services - 1.1%
Bolt Technology Corp. (a)	1,299	23,940
ENSCO International, Inc.	160	10,019
NATCO Group, Inc. (a)	2,760	129,030
National Oilwell Varco, Inc. (a)	1,734	101,231
		264,220
Oil, Gas & Consumable Fuels - 4.6%
ENI SpA - ADR	4,146	282,384
Exxon Mobil Corp.	5,954	503,589
StatoilHydro ASA - ADR	9,862	294,578
Valero Energy Corp.	604	29,663
		1,110,214
TOTAL ENERGY		1,374,434

FINANCIALS - 18.2%
Capital Markets - 0.3%
Janus Capital Group, Inc.	3,635	84,587
Commercial Banks - 6.6%
Barclays plc - ADR	7,596	274,975
HSBC Holdings plc - ADR	3,644	299,901
Intesa Sanpaolo SpA - ADR	6,437	272,800
Lloyds TSB Group plc - ADR	8,105	290,969
Royal Bank of Scotland Group plc - ADR	34,160	231,605
Societe Generale France - ADR	10,524	206,797
		1,577,047
Diversified Financial Services - 6.6%
Fortis - ADR	11,438	288,810
ING Group NV - ADR	7,783	290,851
JPMorgan Chase & Co.	23,493	1,009,024
		1,588,685
Insurance - 4.7%
Aegon NV - ADR	17,147	251,032
Amtrust Financial Services, Inc.	9,160	148,483
Aon Corp.	6,225	250,245
ehealth, Inc. (a)	3,598	79,408
The Chubb Corp.	8,083	399,947
		1,129,115
TOTAL FINANCIALS		4,379,434

HEALTH CARE - 5.4%
Health Care Equipment & Supplies - 1.2%
Cynosure, Inc. (a)	1,308	27,860
Intuitive Surgical, Inc. (a)	448	145,309
SurModics, Inc. (a)	2,752	115,254
		288,423
Health Care Providers & Services - 3.5%
Air Methods Corp. (a)	1,796	86,873
Amedisys, Inc. (a)	3,947	155,275
Emergency Medical Services Corp. (a)	1,445	35,677
Express Scripts, Inc. (a)	4,920	316,454
Medco Health Solutions, Inc. (a)	5,913	258,930
		853,209
Life Sciences Tools & Services - 0.7%
Kendle International, Inc. (a)	2,201	98,869
Waters Corp. (a)	1,094	60,936
		159,805
TOTAL HEALTH CARE		1,301,437

INDUSTRIALS - 13.0%
Aerospace & Defense - 5.3%
Honeywell International, Inc.	16,607	936,967
Lockheed Martin Corp.	3,421	339,705
		1,276,672
Commercial Services & Supplies - 0.9%
GeoEye, Inc. (a)	2,654	68,977
ICF International Inc. (a)	2,180	43,709
Layne Christensen Co. (a)	3,187	111,609
		224,295
Construction & Engineering - 1.0%
Foster Wheeler Ltd. (a)	868	49,146
Jacobs Engineering Group, Inc. (a)	597	43,934
Perini Corp. (a)	4,213	152,637
		245,717
Electrical Equipment - 1.0%
EnerSys (a)	7,236	173,085
Rockwell Automation, Inc.	1,238	71,086
		244,171
Industrial Conglomerates - 0.3%
McDermott International, Inc. (a)	1,106	60,631
Machinery - 3.8%
Axsys Technologies, Inc. (a)	1,356	67,637
Columbus McKinnon Corp. (a)	2,806	86,930
Dynamic Materials Corp.	809	34,949
Parker Hannifin Corp.	1,365	94,554
RBC Bearings, Inc. (a)	3,215	119,373
Robbins & Myers, Inc.	4,876	159,201
Sun Hydraulics, Inc.	2,520	73,760
Tennant Co.	2,837	112,941
The Middleby Corp. (a)	2,471	154,166
		903,511
Trading Companies & Distributors - 0.7%
Rush Enterprises, Inc. - Class A (a)	3,896	61,712
Kaman Corp.	3,748	106,031
		167,743
TOTAL INDUSTRIALS		3,122,740

INFORMATION TECHNOLOGY - 31.9%
Communications Equipment - 6.0%
Harmonic, Inc. (a)	13,937	105,921
Nokia Corp. - ADR	18,991	604,484
Research In Motion Ltd. (a)	6,519	731,627
		1,442,032
Computers & Peripherals - 8.5%
Apple Inc. (a)	5,851	839,619
International Business Machines Corp.	9,232	1,062,972
Novatel Wireless, Inc. (a)	4,944	47,858
Stratasys, Inc. (a)	3,141	55,910
Western Digital Corp. (a)	1,643	44,427
		2,050,786
Electronic Equipment & Instruments - 0.5%
Flir Systems, Inc. (a)	1,510	45,436
Methode Electronics, Inc.	5,500	64,295
		109,731
Internet Software & Services - 2.9%
Baidu.com - ADR (a)	140	33,548
Google, Inc. Class A (a)	1,412	621,944
TheStreet.com	4,388	35,455
		690,947
IT Services - 1.1%
Cybersource Corp. (a)	9,973	145,706
Sapient Corp. (a)	18,746	130,472
		276,178
Semiconductor & Semiconductor Equipment - 8.1%
Altera Corp.	8,545	157,484
Cypress Semiconductor Corp. (a)	1,337	31,567
Intel Corp.	35,249	746,574
MEMC Electronic Materials, Inc. (a)	6,899	489,139
National Semiconductor Corp.	6,823	124,997
Netlogic Microsystems, Inc. (a)	3,159	76,258
NVIDIA Corp. (a)	3,374	66,772
Power Integrations, Inc. (a)	4,272	125,575
Sigma Designs, Inc. (a)	853	19,338
TriQuint Semiconductor, Inc. (a)	21,374	108,152
		1,945,856
Software - 4.8%
EPIQ Systems, Inc. (a)	5,267	81,744
JDA Software Group, Inc. (a)	4,581	83,603
Microsoft Corp.	32,370	918,660
Radiant Systems, Inc. (a)	4,644	64,877
		1,148,884
TOTAL INFORMATION TECHNOLOGY		7,664,414

MATERIALS - 6.2%
Chemicals - 2.8%
Koppers Holdings, Inc.	3,062	135,677
Mosaic Co. (a)	2,154	221,000
Potash Corp. of Saskatchewan, Inc.	1,561	242,283
Sigma-Aldrich Corp.	1,006	60,008
		658,968
Metals & Mining - 3.4%
BHP Billiton Ltd. - ADR	8,204	540,234
Olympic Steel, Inc.	1,603	72,295
Southern Copper Corp.	1,455	151,073
Steel Dynamics, Inc.	1,850	61,124
		824,726
TOTAL MATERIALS		1,483,694

TELECOMMUNICATION SERVICES - 8.2%
Diversified Telecommunication Services - 7.9%
BT Group plc - ADR	5,655	243,731
CenturyTel, Inc.	134	4,454
Deutsche Telekom AG - ADR	13,929	230,943
France Telecom SA - ADR	8,486	284,960
Premiere Global Services, Inc. (a)	9,006	129,146
Qwest Communications International, Inc.	2,217	10,043
Telecom Italia SpA - ADR	9,802	204,764
Telefonica SA - ADR	7,793	674,172
Verizon Communications, Inc.	3,469	126,445
		1,908,658
Wireless Telecommunication Services - 0.3%
Millicom International Cellular S.A. (a)	619	58,526
TOTAL TELECOMMUNICATION SERVICES		1,967,184
TOTAL COMMON STOCKS (Cost $25,991,650)		$23,541,606

	Face	Fair
REPURCHASE AGREEMENTS - 1.7%	Amount	Value
U.S. Bank 1.500% 04/01/2008	$422,000	$422,000
Repurchase price $422,018
Collateralized by:
Federal Home Loan Mortgage Corp.
#G11649 4.500%, 02/01/2020
Fair Value: $430,443
TOTAL REPURCHASE AGREEMENTS (Cost $422,000)		$422,000

Total Investments - 99.7% (Cost $26,413,650) (b)		$23,963,606
Other Assets in Excess of Liabilities - 0.3%		68,112
Net Assets - 100.0%		$24,031,718

Percentages are stated as a percent of net assets.
Abbreviations:
ADR: American Depository Receipts
Footnotes:
(a) Non-income producing security.
(b) Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes.
See also Note 3 of the Notes to Schedule of Investments.

Schedule of Investments
March 31, 2008 (Unaudited)
Ohio National Fund, Inc. - Target Equity/Income Portfolio

		Fair
COMMON STOCKS - 97.4%	Shares	Value
CONSUMER DISCRETIONARY - 11.2%
Auto Components - 3.0%
Superior Industries International Inc.	56,789	$1,178,372
Diversified Consumer Services - 0.5%
Apollo Group, Inc. Class A (a)	4,654	201,053
Household Durables - 3.5%
Garmin Ltd.	6,107	329,839
La-Z-Boy, Inc.	124,483	1,038,188
		1,368,027
Internet & Catalog Retail - 0.7%
priceline.com, Inc. (a)	2,356	284,746
Media - 1.9%
Lee Enterprises, Inc.	71,366	714,374
Specialty Retail - 0.6%
GameStop Corp. Class A (a)	4,463	230,782
Textiles, Apparel & Luxury Goods - 1.0%
Deckers Outdoor Corp. (a)	1,737	187,283
Fossil, Inc. (a)	6,515	198,968
		386,251
TOTAL CONSUMER DISCRETIONARY		4,363,605

CONSUMER STAPLES - 3.4%
Tobacco - 3.4%
Universal Corp.	19,873	1,302,278
TOTAL CONSUMER STAPLES		1,302,278

ENERGY - 1.5%
Energy Equipment & Services - 1.5%
National Oilwell Varco, Inc. (a)	9,802	572,241
TOTAL ENERGY		572,241

FINANCIALS - 27.9%
Commercial Banks - 15.3%
The Colonial BancGroup Inc.	78,142	752,507
First Bancorp Puerto Rico	140,698	1,429,492
KeyCorp	43,845	962,398
The South Financial Group, Inc.	66,599	989,661
Umpqua Holdings Corp.	68,672	1,065,103
Wachovia Corp.	27,252	735,804
		5,934,965
Diversified Financial Services - 2.6%
JPMorgan Chase & Co.	23,971	1,029,555
Insurance - 2.2%
Zenith National Insurance Corp.	23,513	843,176
Thrifts & Mortgage Finance - 7.8%
First Niagara Financial Group, Inc.	85,911	1,167,531
Peoples United Financial, Inc.	59,356	1,027,452
Washington Mutual, Inc.	79,338	817,181
		3,012,164
TOTAL FINANCIALS		10,819,860

HEALTH CARE - 0.9%
Health Care Equipment & Supplies - 0.9%
Intuitive Surgical, Inc. (a)	1,073	348,027
TOTAL HEALTH CARE		348,027

INDUSTRIALS - 3.0%
Construction & Engineering - 0.6%
Jacobs Engineering Group, Inc. (a)	3,377	248,513
Industrial Conglomerates - 0.9%
McDermott International, Inc. (a)	6,251	342,680
Machinery - 1.5%
Axsys Technologies, Inc. (a)	7,667	382,430
Dynamic Materials Corp.	4,570	197,424
		579,854
TOTAL INDUSTRIALS		1,171,047

INFORMATION TECHNOLOGY - 17.9%
Communications Equipment - 9.6%
Nokia Corp. - ADR	61,671	1,962,988
Research In Motion Ltd. (a)	15,593	1,750,002
		3,712,990
Computers & Peripherals - 5.8%
Apple Inc. (a)	13,841	1,986,184
Western Digital Corp. (a)	9,284	251,039
		2,237,223
Electronic Equipment & Instruments - 0.6%
Flir Systems, Inc. (a)	8,532	256,728
Semiconductor & Semiconductor Equipment - 1.9%
Cypress Semiconductor Corp. (a)	7,556	178,397
MEMC Electronic Materials, Inc. (a)	6,390	453,051
Sigma Designs, Inc. (a)	4,821	109,292
		740,740
TOTAL INFORMATION TECHNOLOGY		6,947,681

MATERIALS - 21.2%
Chemicals - 12.2%
Mosaic Co. (a)	12,175	1,249,155
Potash Corp. of Saskatchewan, Inc.	8,823	1,369,418
RPM International, Inc.	50,881	1,065,448
Sensient Technologies Corp.	36,055	1,063,262
		4,747,283
Metals & Mining - 6.7%
BHP Billiton Ltd. - ADR	26,640	1,754,244
Southern Copper Corp.	8,225	854,002
		2,608,246
Paper & Forest Products - 2.3%
MeadWestvaco Corp.	32,691	889,849
TOTAL MATERIALS		8,245,378

TELECOMMUNICATION SERVICES - 5.6%
Diversified Telecommunication Services - 5.6%
Telefonica SA - ADR	25,307	2,189,308
TOTAL TELECOMMUNICATION SERVICES		2,189,308

UTILITIES - 4.8%
Multi-Utilities - 4.8%
DTE Energy Co.	23,214	902,793
NiSource, Inc.	54,981	947,872
TOTAL UTILITIES		1,850,665
TOTAL COMMON STOCKS (Cost $39,977,295)		$37,810,090

	Face	Fair
REPURCHASE AGREEMENTS - 2.4%	Amount	Value
U.S. Bank 1.500% 04/01/2008	$939,000	$939,000
Repurchase price $939,039
Collateralized by:
Federal Home Loan Mortgage Corp.
#G11649 4.500%, 02/01/2020
Fair Value: $957,787
TOTAL REPURCHASE AGREEMENTS (Cost $939,000)		$939,000

Total Investments - 99.8% (Cost $40,916,295) (b)		$38,749,090
Other Assets in Excess of Liabilities - 0.2%		76,638
Net Assets - 100.0%		$38,825,728

Percentages are stated as a percent of net assets.
Abbreviations:
ADR: American Depository Receipts
Footnotes:
(a) Non-income producing security.
(b) Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes.
See also Note 3 of the Notes to Schedule of Investments.

Schedule of Investments
March 31, 2008 (Unaudited)
Ohio National Fund, Inc. - Bristol Growth Portfolio

		Fair
COMMON STOCKS - 98.9%	Shares	Value
CONSUMER DISCRETIONARY - 7.4%
Hotels, Restaurants & Leisure - 3.3%
International Game Technology	2,600	$104,546
McDonald's Corp.	2,200	122,694
		227,240
Media - 2.0%
Viacom, Inc. Class B (a)	3,500	138,670

Textiles, Apparel & Luxury Goods - 2.1%
Phillips-Van Heusen Corp.	3,700	140,304
TOTAL CONSUMER DISCRETIONARY		506,214

CONSUMER STAPLES - 10.3%
Beverages - 4.1%
PepsiCo, Inc.	1,900	137,180
The Coca-Cola Co.	2,400	146,088
		283,268
Food & Staples Retailing - 2.1%
Wal-Mart Stores, Inc.	2,700	142,236
Food Products - 2.0%
Kraft Foods, Inc. Class A	4,400	136,444
Household Products - 2.1%
The Procter & Gamble Co.	2,000	140,140
TOTAL CONSUMER STAPLES		702,088

ENERGY - 7.7%
Energy Equipment & Services - 2.5%
Halliburton Co.	1,700	66,861
Schlumberger Ltd.	1,200	104,400
		171,261
Oil, Gas & Consumable Fuels - 5.2%
Cabot Oil & Gas Corp.	2,400	122,016
Chesapeake Energy Corp.	1,900	87,685
Exxon Mobil Corp.	800	67,664
Hess Corp.	900	79,362
		356,727
TOTAL ENERGY		527,988

FINANCIALS - 6.5%
Capital Markets - 1.4%
The Goldman Sachs Group, Inc.	600	99,234
Insurance - 5.1%
American International Group, Inc.	2,500	108,125
Prudential Financial, Inc.	1,700	133,025
The Hartford Financial Services Group, Inc.	1,400	106,078
		347,228
TOTAL FINANCIALS		446,462

HEALTH CARE - 13.5%
Biotechnology - 3.5%
Celgene Corp. (a)	1,900	116,451
Genentech, Inc. (a)	850	69,003
Human Genome Sciences, Inc. (a)	9,800	57,722
		243,176
Health Care Equipment & Supplies - 1.2%
Cooper Cos. Inc.	2,300	79,189
Life Sciences Tools & Services - 2.4%
Exelixis, Inc. (a)	7,000	48,650
Thermo Fisher Scientific, Inc. (a)	2,100	119,364
		168,014
Pharmaceuticals - 6.4%
Johnson & Johnson	2,700	175,149
Mylan Inc.	10,900	126,440
Wyeth	3,200	133,632
		435,221
TOTAL HEALTH CARE		925,600

INDUSTRIALS - 10.0%
Aerospace & Defense - 5.5%
Honeywell International, Inc.	2,500	141,050
Precision Castparts Corp.	600	61,248
The Boeing Co.	600	44,622
United Technologies Corp.	1,900	130,758
		377,678
Industrial Conglomerates - 2.8%
General Electric Co.	5,200	192,452
Machinery - 1.7%
Caterpillar, Inc.	1,503	117,670
TOTAL INDUSTRIALS		687,800

INFORMATION TECHNOLOGY - 33.2%
Communications Equipment - 7.5%
Cisco Systems, Inc. (a)	9,300	224,037
Corning, Inc.	6,000	144,240
QUALCOMM, Inc.	3,600	147,600
		515,877
Computers & Peripherals - 7.3%
Apple Inc. (a)	950	136,325
Hewlett-Packard Co.	2,900	132,414
International Business Machines Corp.	2,000	230,280
		499,019
Internet Software & Services - 2.7%
eBay, Inc. (a)	3,600	107,424
Google, Inc. Class A (a)	170	74,880
		182,304
Semiconductor & Semiconductor Equipment - 10.6%
Applied Materials, Inc.	8,400	163,884
Broadcom Corp. Class A (a)	6,100	117,547
Intel Corp.	7,700	163,086
Maxim Integrated Products, Inc.	5,100	103,989
ON Semiconductor Corp. (a)	16,900	95,992
Varian Semiconductor Equipment Associates, Inc. (a)	2,800	78,820
		723,318
Software - 5.1%
Electronic Arts, Inc. (a)	2,800	139,776
Microsoft Corp.	7,500	212,850
		352,626
TOTAL INFORMATION TECHNOLOGY		2,273,144

MATERIALS - 7.4%
Chemicals - 6.1%
Agrium, Inc.	1,700	105,587
Cytec Industries, Inc.	1,600	86,160
Monsanto Co.	950	105,925
Rohm & Haas Co.	2,300	124,384
		422,056
Metals & Mining - 1.3%
Freeport-McMoRan Copper & Gold, Inc.	900	86,598
TOTAL MATERIALS		508,654

TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 1.4%
Verizon Communications, Inc.	2,700	98,415
TOTAL TELECOMMUNICATION SERVICES		98,415

UTILITIES - 1.5%
Gas Utilities - 1.5%
Questar Corp.	1,800	101,808
TOTAL UTILITIES		101,808
TOTAL COMMON STOCKS (Cost $7,082,343)		$6,778,173

	Face	Fair
REPURCHASE AGREEMENTS - 0.9%	Amount	Value
U.S. Bank 1.500% 04/01/2008	$61,000	$61,000
Repurchase price $61,003
Collateralized by:
Federal Home Loan Mortgage Corp.
#G11649 4.500%, 02/01/2020
Fair Value: $62,220
TOTAL REPURCHASE AGREEMENTS (Cost $61,000)		$61,000

Total Investments - 99.8% (Cost $7,143,343) (b)		$6,839,173
Other Assets in Excess of Liabilities - 0.2%		11,621
Net Assets - 100.0%		$6,850,794

Percentages are stated as a percent of net assets.
Abbreviations:
ADR: American Depository Receipts
Footnotes:
(a) Non-income producing security.
(b) Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes.
See also Note 3 of the Notes to Schedule of Investments.

Ohio National Fund, Inc.
Notes to Schedules of Investments	March 31, 2008 (Unaudited)

(1)    Organization

Ohio National Fund, Inc. (the "Fund") is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Fund consists of twenty four separate investment portfolios (the “Portfolios”) that seek the following objectives and strategies:

■	Equity Portfolio - Long-term growth of capital by investing primarily in common stocks or other equity securities.

■	Money Market Portfolio - Maximum current income consistent with preservation of capital and liquidity by investing in high quality money market instruments.

■
Bond Portfolio - High level of income and opportunity for capital appreciation consistent with preservation of capital by investing primarily in intermediate-term and long-term fixed income securities.

■	Omni Portfolio - High level of long-term total return consistent with preservation of capital by investing in stocks, bonds, and money market instruments.

■	International Portfolio - Total return on assets by investing primarily in equity securities of foreign companies.

■
Capital Appreciation Portfolio - Long term capital growth by investing primarily in common stocks of established companies with either current or emerging earnings growth not fully appreciated or recognized by the market.

■	Millennium Portfolio - Maximum capital growth by investing primarily in common stocks of small sized companies.

■
International Small Company Portfolio  - Long-term growth of capital by investing primarily in equity securities of foreign companies having a market capitalization at time of purchase of $5 billion or less.

■	Aggressive Growth Portfolio – Long-term capital growth by investing primarily in equity securities with attractive growth opportunities.

■
Small Cap Growth Portfolio - Long-term capital appreciation by investing in stocks of small companies with strong business franchises and competitive positions that generate rapidly rising earnings or profits.

■
Mid Cap Opportunity Portfolio - Long-term total return by investing primarily in equity and debt securities focusing on small- and mid-cap companies that offer potential for capital appreciation, current income, or both.

■	S&P 500 Index Portfolio - Total return that approximates the total return of the Standard & Poor's 500 Index.

■	Blue Chip Portfolio - Growth of capital and income by investing primarily in securities of high quality companies.

■
High Income Bond Portfolio - High current income by investing primarily in lower rated corporate debt obligations commonly referred to as "junk bonds". The Portfolio's investments are generally rated Baa or lower by Moody's, or BBB or lower by Standard & Poor’s or Fitch.

■	Capital Growth Portfolio – Long-term capital appreciation by investing in and actively managing equity securities of small cap growth companies.

■
Nasdaq-100 Index Portfolio - Long-term growth of capital by investing primarily in stocks that are included in the Nasdaq-100 Index. Unlike the other Portfolios of the Fund, the Nasdaq-100 Index Portfolio is a non-diversified portfolio for purposes of Section 5 (b)(1) of the 1940 Act.

■	Bristol Portfolio - Long-term growth of capital by investing primarily in common stocks of the 1,000 largest publicly traded U.S. companies in terms of market capitalization.

■
Bryton Growth Portfolio - Long-term growth of capital by investing primarily in common stocks of growth-oriented U.S. companies smaller than the 500 largest publicly traded U.S. companies in terms of market capitalization.

■	U.S. Equity Portfolio – Capital appreciation with a secondary objective of capital preservation to provide long term growth by investing within under-priced sectors and industries.

■	Balanced Portfolio – Capital appreciation and income by investing within under-priced sectors and industries while maintaining a minimum of 25% of its assets in fixed income securities.

■	Income Opportunity Portfolio – Modest capital appreciation and maximization of realized gains by investing within under-priced industries.

■	Target VIP Portfolio – Above average total return by investing in the common stocks of companies which are identified by a model that applies separate uniquely specialized strategies.

■	Target Equity/Income Portfolio – Above average total return by adhering to a disciplined, quantitative investment process that incorporates two distinct strategy methodologies.

■	Bristol Growth Portfolio – Long-term growth of capital by investing primarily in common stocks of the 1,000 largest publicly traded U.S. companies in terms of market capitalization.

Additional detail regarding portfolio-specific objectives, policies, and investment strategies is provided in the prospectus and Statement of Additional Information of Ohio National Fund, Inc.  There are no assurances these objectives will be met.  Each Portfolio, except the Nasdaq-100 Index Portfolio, is classified as diversified for purposes of Section 5 (b)(1) of the 1940 Act.

At present, the Fund sells its shares only to separate accounts of The Ohio National Life Insurance Company (“ONLIC”), Ohio National Life Assurance Corporation (“ONLAC”), and National Security Life and Annuity Company (“NSLA”) to support certain benefits under variable contracts issued by those entities.  In the future, Fund shares may be used for other purposes but, unless there is a change in applicable law, they will not be sold directly to the public.

Interest in each Portfolio is represented by a separate class of the Fund’s capital stock, par value $1.  Each class represents an undivided interest in the assets of the Portfolio corresponding to that class. Each share of a Portfolio may participate equally in the Portfolio’s dividends, distributions, net assets, and voting matters.

The Fund is authorized to issue 350 million of its capital shares.  These authorized shares have been allocated to specific Portfolios of the Fund.  40 million shares are allocated to the Money Market Portfolio, 35 million shares are allocated to the International Portfolio, 30 million shares are allocated to the Equity Portfolio, 25 million shares are allocated to each of the Bond and S&P 500 Index Portfolios, 20 million shares are allocated to the Capital Appreciation Portfolio, 15 million shares are allocated to each of the High Income Bond and Nasdaq-100 Index Portfolios, 10 million shares are allocated to each of the Omni, Millennium, International Small Company, Aggressive Growth, Small Cap Growth, Mid Cap Opportunity, Blue Chip, Capital Growth, Bristol, Bryton Growth, U.S. Equity, Target VIP, and Target Equity/Income Portfolios.  5 million shares are allocated to each of the Balanced, Income Opportunity, and Bristol Growth Portfolios. The Fund’s Board of Directors (the “Board”) periodically reallocates authorized shares among the Portfolios of the Fund as deemed necessary.

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund.  However, based on experience, the risk of loss to the Fund is expected to be remote.

(2)   Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements:

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

Investments are valued using pricing procedures approved by the Board.

All investments in the Money Market Portfolio are valued at amortized cost in accordance with Rule 2a-7 of the 1940 Act.  Should the money market component of the Omni Portfolio maintain a dollar-weighted average maturity of 120 days or less and have no maturities greater than one year, such money market component of the Omni Portfolio will be valued at amortized cost. In all Portfolios of the Fund, fixed income instruments that mature in sixty days or less are consistently valued at amortized cost. Amortized cost valuation involves valuing a security at its cost initially and thereafter amortizing to maturity any discounts or premiums on the level-yield method, regardless of the impact of fluctuating market interest rates on the fair value of the security.  This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolios would receive if a security were sold.

Investments, other than those securities aforementioned, are valued as follows:

Domestic equity securities that are traded on U.S. exchanges, with the exception of options, are valued at the daily closing price on the exchange on which each security is principally traded.  Option securities are currently valued on a composite price basis.  Over-the-counter domestic equity securities are valued at the last sale price reported daily as of 4:00 pm Eastern Time.  If, on a particular day, a domestic equity security is not traded, the mean between the bid and ask prices reported at 4:00 pm Eastern Time will generally be used for valuation purposes. The principal sources for market quotations are independent national pricing services that have been approved by the Board.

Fixed income securities with a remaining maturity exceeding sixty days are generally valued at the mean between the daily close bid and ask prices, as provided by independent pricing services approved by the Board.

Repurchase agreements are valued at original cost.

Restricted securities, illiquid securities, and other investments for which market quotations are not readily available are valued at estimated fair market value using methods determined in good faith by the Fund’s Pricing Committee under the supervision of the Board.

Foreign equity securities are initially priced at the last sale price at the close of the exchange on which a security is primarily traded.  Securities not traded on a particular day are valued at the mean between the last reported bid and the ask quotes at daily close, or the last sale price when appropriate.  Non-traded foreign equity securities are priced on last trades or at the mean value between the daily close bid and ask quotes where readily available. The principal sources for market quotations are independent pricing services that have been approved by the Board.

Securities that are primarily traded on foreign exchanges are further subjected to fair valuation pricing procedures provided by an independent fair valuation service.  The service provides data that can be used to estimate the price of a foreign issue that would prevail in a liquid market given market information available daily at 4:00 pm Eastern Time. Multiple factors may be considered in performing this valuation, including an issue’s local close price, relevant general and sector indices, currency fluctuations, and pricing of related ADRs, NY registered shares, iShares, and futures. The assumptions selected by the Fund that are used in the valuation include a zero-basis trigger using the S&P 500 Index and a 75% confidence interval. These assumptions result in the performance of the pricing procedures each day there is a change in the S&P 500 Index from the time of local close to the 4:00 pm Eastern Time U.S. market close for each individual security for which there is a fairly large degree of certainty that the local close price is not the liquid market price at the time of U.S. market close.  Backtesting analysis is performed on a quarterly basis to monitor the effectiveness of these procedures.  The testing is reviewed by the management of the Fund as well as the Fund’s Board.  Prior results have indicated that the fair value procedures have been effective in reaching valuation objectives.

The differences between the aggregate cost and fair market values of investments are reflected as unrealized appreciation or unrealized depreciation.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a three-tier hierarchy framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards and is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

Effective January 1, 2008, the Fund adopted SFAS No. 157, as required.  The hierarchy of pricing inputs is summarized in three broad levels:

Level 1:  Quoted prices in active markets for identical securities.
Level 2:  Other significant observable inputs, including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.
Level 3:  Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of securities.

The following is a summary of the inputs used in valuing each of the Portfolio’s assets (liabilities) at fair value as of March 31, 2008:

Portfolio	Financial Instrument Type	Level 1	Level 2	Level 3
Equity	Investments in Securities, Repurchase Agreements	$381,592,419	$12,971,776	$—

Money Market*	Investments in Securities, Repurchase Agreements	—	393,634,762	—

Bond	Investments in Securities, Short-Term Notes	—	176,095,741	—

Omni	Investments in Securities, Repurchase Agreements	36,974,725	18,213,227	—

International.	Investments in Securities, Repurchase Agreements	94,793,002	261,728,544	—

Capital Appreciation	Investments in Securities, Repurchase Agreements	158,587,594	9,550,073	—

Millennium	Investments in Securities, Repurchase Agreements	56,548,634	358,000	—

International Small Company	Investments in Securities, Repurchase Agreements	11,102,793	89,937,894	—

Aggressive Growth	Investments in Securities, Repurchase Agreements	21,312,812	4,981,590	—

Small Cap Growth	Investments in Securities, Repurchase Agreements	19,089,551	1,007,851	326,927

Mid Cap Opportunity	Investments in Securities, Repurchase Agreements	97,330,484	1,865,000	—

S&P 500 Index	Investments in Securities	154,815,759	—	—

Blue Chip	Investments in Securities, Repurchase Agreements	15,769,146	5,959,293	—

High Income Bond	Investments in Securities, Repurchase Agreements	7,184	81,924,091	300,425

Capital Growth	Investments in Securities, Repurchase Agreements	31,923,611	2,413,000	—

Nasdaq-100 Index	Investments in Securities, Short-Term Notes	40,621,340	129,000	—

Bristol	Investments in Securities, Repurchase Agreements	91,343,342	1,867,000	—

Bryton Growth	Investments in Securities, Repurchase Agreements	57,762,633	3,388,000	—

U.S. Equity	Investments in Securities, Short-Term Notes	20,756,929	1,067,872	—

Balanced	Investments in Securities, Short-Term Notes	7,241,828	3,713,681	—

Income Opportunity	Investments in Securities, Short-Term Notes	4,958,670	23,000	—

	Outstanding written options	(112,320)	—	—

Target VIP	Investments in Securities, Repurchase Agreements	22,773,200	1,190,406	—

Target Equity/Income	Investments in Securities, Repurchase Agreements	37,810,090	939,000	—

Bristol Growth	Investments in Securities, Repurchase Agreements	6,778,173	61,000	—

*At March 31, 2008, 100% of the Money Market Fund's investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are considered to be valued using Level 2 inputs.

Below is a reconciliation that details the activity of securities in Level 3 since the adoption of the pronouncement on January 1, 2008 to March 31, 2008:

	Portfolio
	Small Cap Growth (Investments in Securities)	High Income Bond (Investments in Securities)
Beginning Balance - January 1, 2008	$622,491	$438,644
Total gains or losses (realized/unrealized):
Included in earnings (or changes in net assets)	(295,564)	(57,063)
Purchases, issuances, and settlements	—	(81,156)
Transfers in and/or out of Level 3	—	—
Ending Balance – March 31, 2008	$326,927	$300,425

The amount of total gains or losses for the period included in earnings (or changes in net assets) attributable to the change in unrealized gains or losses relating to assets still held at the reporting date	$(295,564)	$(72,613)

Foreign Securities and Currency

The books and records of all the Portfolios are maintained in U.S. dollars. All investments and cash quoted in foreign currencies are valued daily in U.S. dollars on the basis of the foreign currency exchange rates provided by an independent source.  These exchange rates are currently determined daily at 4:00 pm Eastern Time.  Purchases and sales of foreign-denominated investments are recorded at rates of exchange prevailing on the respective dates of such transactions.

The Fund may not fully isolate that portion of the results of operations resulting from changes in foreign exchange rates from fluctuations arising from changes in market prices on foreign currency-denominated investments.  However, for tax purposes, the Fund does fully isolate the effect of fluctuations in foreign exchange rates when determining the gain or loss upon sale or maturity of such investments to the extent required by Federal income tax regulations.

All Portfolios of the Fund, other than the Target VIP and Target Equity/Income Portfolios, may invest in securities of foreign issuers, although foreign securities purchased by the Money Market Portfolio must be denominated in U.S. dollars and held in custody in the United States of America.  The International and International Small Company Portfolios may be invested entirely in foreign securities. Investments in securities of foreign issuers, including investments in foreign companies through the use of depository receipts, carry certain risks not ordinarily associated with investments in securities of domestic issuers.  Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions.  In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that could adversely affect capital investment within those countries.

Options

Each Portfolio, other than the Money Market Portfolio, for hedging purposes, may (a) write call options traded on a registered national securities exchange if such Portfolio owns the underlying securities subject to such options, and purchase call options for the purpose of closing out positions it has written, (b) purchase put options on securities owned, and sell such options in order to close its positions in put options, (c) purchase and sell financial futures and options thereon, and (d) purchase and sell financial index options; provided, however, that no option or futures contract shall be purchased or sold if, as a result, more than one-third of the total assets of the Portfolio would be hedged by options or futures contracts, and no more than 5% of any Portfolio's total assets, at fair value, may be used for premiums on open options and initial margin deposits on futures contracts. The S&P 500 Index and Income Opportunity Portfolios are not subject to the above limitations, as these Portfolios may engage in the purchase or selling of put or call options in accordance with the Portfolios’ stated investment objectives.  Options are recorded at fair value, and the related realized and unrealized gains and losses, if any, are included in the Statements of Operations. The Portfolios making use of options bear the market risk of an unfavorable change in the price of securities or indices underlying the options and are subject to the risk that the options will expire before being exercised.  A further risk associated with investing in options is that there may not be enough buyers and sellers in the market to permit a Portfolio to close a position. To limit the risk, a Portfolio will invest only where there is an established market.

Futures Contracts

Each Portfolio, other than the Money Market Portfolio may, for hedging purposes, purchase and sell financial futures contracts. Futures contracts are used for the purpose of hedging its existing Portfolio securities, or securities that the Portfolio intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a financial futures contract, a Portfolio is required to pledge to the broker an amount of cash, commercial paper, or receivables for securities sold equal to a percentage of the contract amount, known as the initial margin deposit. Subsequent payments, known as "variation margin", are made or received by the Portfolios each day, depending on the daily fluctuations in the fair value of the underlying security. The Portfolios recognize a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Portfolios may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts interest rates, and the underlying hedged assets.  A further risk associated with investing in futures contracts is that there may not be enough buyers and sellers in the market to permit a Portfolio to close a position when it wants to do so. To limit the risk, a Portfolio will invest only where there is an established market.

The S&P 500 Index Portfolio may purchase or sell stock index futures contracts, and options thereon, and the Nasdaq-100 Index Portfolio may purchase or sell derivative securities designed to replicate the Nasdaq-100 Index in accordance with their stated investment objectives.

At March 31, 2008, there were no futures contracts held by the Fund’s Portfolios.

Foreign Currency Contracts, Futures, and Options

In order to hedge against changes in the exchange rates of foreign currencies in relation to the U.S. dollar, each Portfolio, other than the Money Market Portfolio, may engage in forward foreign currency exchange contracts, foreign currency options, and foreign currency futures contracts in connection with the purchase, sale or ownership of a specific security.   Buyers and sellers of foreign currency options and futures contracts are subject to the same risks previously described for options and futures, generally.  A forward contract involves an obligation to purchase or sell a foreign currency at a future date, at a negotiated rate. These contracts are recorded at fair value, and the related realized and unrealized foreign exchange gains and losses are included in the statement of operations. In the event that counterparties fail to settle these currency contracts or the related foreign security trades, the Portfolios could be exposed to foreign currency fluctuations.  The use of foreign currency hedging transactions might not successfully protect a Portfolio against a loss resulting from the movements of foreign currency in relation to the U.S. dollar and does not eliminate fluctuations in the prices of other securities.

Repurchase Agreements

The Portfolios routinely acquire repurchase agreements from member banks of the Federal Reserve System which are deemed creditworthy under guidelines approved by the Board, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by a Portfolio plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying securities. The maturities of these instruments vary from overnight to one week.  The seller, under a repurchase agreement, is required to maintain as collateral for the repurchase transaction securities in which the Portfolio has a perfected security interest with a value not less than 100% of the repurchase price (including accrued interest).  Securities subject to repurchase agreements are held by the Portfolio’s custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system.  In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential for loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the fair value of the underlying securities during the period while the Fund seeks to assert its rights.

Restricted and Illiquid Securities

Restricted securities are those securities purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (“the 1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. 144A securities are issued by corporations without registration in reliance on 1933 Act provisions allowing for the private resale of unregistered securities to qualified institutional buyers. Section 4(2) commercial paper is issued pursuant to Section 4(2) of the 1933 Act which exempts an issue from registration. This paper is used to finance non-current transactions, such as acquisitions, stock repurchase programs, and other long-term assets.  Investments by a portfolio in Rule 144A and Section 4(2) securities could have the effect of decreasing the liquidity of a portfolio during any period in which qualified institutional investors were no longer interested in purchasing these securities.

Typically, the restricted securities noted above are not considered illiquid.  The criteria used to determine if a restricted security is illiquid includes frequency of trades and quotes, available dealers willing to make transactions, availability of market makers in the security, and the nature of the security and its trades. The Money Market, Bond, and Omni Portfolios may invest up to 10% of assets in illiquid securities.  Each of the other Portfolios of the Fund may invest up to 15% of its assets in illiquid securities.

When-issued Securities

The Portfolios may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios may hold liquid assets as collateral that is deemed to be sufficient to cover the purchase price.

Borrowing and Securities Lending

Certain Portfolios in the Fund are allowed to borrow for investment purposes.  Borrowings would generally be unsecured, except to the extent the Portfolios enter into reverse repurchase agreements.  The 1940 Act requires the Portfolios to maintain continuous asset coverage equal to three times the amount borrowed.  No borrowings were conducted by any of the Fund’s Portfolios during the period ended March 31, 2008.

All Portfolios, with the exception of the Money Market Portfolio, are able to lend securities if the loan is adequately secured, is immediately callable and allows for all interest and dividend payments; and the aggregate value of securities loaned does not exceed one third of the total assets.  There were no securities lent by any of the Portfolios during the period ended March 31, 2008.

Investment Transactions and Related Income

For financial reporting purposes, investment transactions are accounted for on a trade date basis.  For purposes of executing separate account shareholder transactions in the normal course of business, however, the Fund’s investment transactions are recorded no later than the first calculation on the first business day following the trade date in accordance with Rule 2a-4 of the 1940 Act.  Accordingly, differences between the net asset values for financial reporting and for executing separate account shareholder transactions may arise.  Dividend income is recognized on the ex-dividend date, except in the case of those Portfolios holding foreign securities, in which dividends are recorded as soon after the ex-dividend date as the Fund’s accounting agents become aware of such dividends.  Interest income is accrued daily as earned and includes the amortization of premium and accretion of discount. Net realized gain or loss on investments and foreign exchange transactions are determined using the specific identification method.

Distributions to Shareholders and Federal Taxes

Net investment income of the Money Market Portfolio is declared and paid daily as a dividend to shareholders immediately before the computation of the net asset value of Money Market Portfolio shares. Dividends are automatically reinvested in additional Money Market Portfolio shares at the net asset value immediately following such computation. Distributions arising from net investment income and net capital gains from the remaining Portfolios are declared and paid to shareholders periodically as required for each of the Portfolios to continue to qualify as a regulated investment company pursuant to Subchapter M of the Internal Revenue Code. The Fund, excluding the Money Market Portfolio, may also satisfy its distribution requirements by using consent dividends rather than cash dividends. The Fund has the intent to continue to comply with tax provisions pertaining to regulated investment companies and make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.  As such, no provisions for Federal income or excise taxes have been recorded.

The character of income and realized capital gains distributions are determined in accordance with Federal income tax regulations and may differ from net investment income and realized gains for financial reporting purposes.  These “book/tax” differences are either considered temporary or permanent in nature.  To the extent these differences are permanent in nature they are reclassified within the composition of net assets; temporary differences do not require such reclassification.  Distributions to shareholders that exceed taxable income and net taxable realized gains are reported as return of capital distributions.

Expense Allocation

Expenses directly attributable to a Portfolio are charged to that Portfolio. Expenses that cannot be directly attributed to a Portfolio are allocated among all the benefited Portfolios on a basis of relative net assets or other appropriate method.

Foreign Withholding Taxes

Certain Portfolios in the Fund may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries.  Such taxes are generally based on income earned.  These Portfolios accrue such taxes as the related income is earned.

(3)   Federal Income Tax Information

Cost basis for Federal income tax purposes differs from the cost basis for financial reporting purposes.  The table below details the unrealized appreciation (depreciation) and aggregate cost of securities at March 31, 2008 for Federal income tax purposes.

	Equity	Bond	Omni	International	Capital Appreciation	Millennium
Gross unrealized:
Appreciation	$76,246,267	$3,115,604	$2,208,836	$18,875,624	$10,993,214	$5,998,797
Depreciation	(89,697,036)	(6,005,258)	(4,747,442)	(26,668,904)	(28,133,957)	(1,999,925)
Net unrealized: Appreciation (depreciation)	$(13,450,769)	$(2,889,654)	$(2,538,606)	$(7,793,280)	$(17,140,743)	$3,998,872
Aggregate cost of securities:	$408,014,964	$178,985,395	$57,726,558	$364,314,826	$185,278,410	$52,907,762

	International Small Company	Aggressive Growth	Small Cap Growth	Mid Cap Opportunity	S&P 500 Index	Blue Chip
Gross unrealized:
Appreciation	$24,740,115	$5,735,652	$2,053,477	$5,173,704	$38,768,387	$402,121
Depreciation	(6,189,369)	(2,338,294)	(3,632,618)	(7,219,590)	(21,715,822)	(2,734,209)
Net unrealized: Appreciation (depreciation)	$18,550,746	$3,397,358	$(1,579,141)	$(2,045,886)	$17,052,565	$(2,332,088)
Aggregate cost of securities:	$82,489,941	$22,897,044	$22,003,470	$101,241,370	$137,763,194	$24,060,527

	High Income Bond	Capital Growth	Nasdaq-100 Index	Bristol	Bryton Growth	U.S. Equity
Gross unrealized:
Appreciation	$700,469	$4,689,644	$9,214,444	$3,891,363	$5,640,481	$1,467,105
Depreciation	(7,347,672)	(3,905,931)	(4,483,812)	(7,439,033)	(9,564,455)	(1,139,603)
Net unrealized: Appreciation (depreciation)	$(6,647,203)	$783,713	$4,730,632	$(3,547,670)	$(3,923,974)	$327,502
Aggregate cost of securities:	$88,878,903	$33,552,898	$36,019,708	$96,758,012	$65,077,750	$21,497,299

Gross unrealized:	Balanced	Income Opportunity	Target VIP	Target Equity/Income	Bristol Growth
Appreciation	$693,981	$347,745	$608,857	$2,447,242	$238,359
Depreciation	(435,277)	(304,879)	(3,059,560)	(4,621,768)	(612,552)
Net unrealized: Appreciation (depreciation)	$258,704	$42,866	$(2,450,703)	$(2,174,526)	$(374,193)
Aggregate cost of securities:	$10,696,805	$4,938,804	$26,414,309	$40,923,616	$7,213,366

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Ohio National Fund, Inc.

By (Signature and Title)   /s/John J. Palmer
John J. Palmer
President and Director

Date   May 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/John J. Palmer
John J. Palmer
President and Director

Date   May 28, 2008

By (Signature and Title)   /s/R. Todd Brockman
R. Todd Brockman
Treasurer

Date   May 28, 2008